                          SECURITIES AND EXCHANGE COMMISSION

                               WASHINGTON, D.C.  20549


                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                                -----

    Pre-Effective Amendment No. -----                           -----

    Post-Effective Amendment No. 13 File No. 33-33980             X
                                                                -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X
                                                                -----

    Amendment No. 14 File No. 811-6067                            X
                                                                -----

                            DIMENSIONAL INVESTMENT GROUP INC.
             ------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

  1299 Ocean Avenue, 11TH Floor, Santa Monica CA             90401
  ----------------------------------------------           ----------
     (Address of Principal Executive Office)               (Zip Code)

Registrant's Telephone Number, including Area Code     (310) 395-8005
                                                      ---------------

    Irene R. Diamant, 1299 Ocean Avenue, 11th Floor,
    SANTA MONICA, CALIFORNIA 90401
    ---------------------------------------------------
         (Name and Address of Agent for Service)

Copies of communications to Stephen W. Kline, Esquire, Stradley, Ronon, Stevens & Young, LLP, Great Valley Corporate Center, 30 Valley Stream Parkway, Malvern, PA 19355, (215) 640-5801.

It is proposed that this filing will become effective
(check appropriate box):

   / /   Immediately upon filing pursuant to paragraph (b)
   /X/   On March 29, 1996 pursuant to paragraph (b)
   / /   60 days after filing pursuant to paragraph (a)(1)
   / /   On    (date)    pursuant to paragraph (a)(2) of Rule 485
   / /   75 days after filing pursuant to paragraph (a)(2).

This Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed a Rule 24f-2 Notice for Registrant's most recent fiscal year, ended November 30, 1995, on January 29, 1996.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

                                      FORM N-1A

                                CROSS REFERENCE SHEET
                              (as required by Rule 404)



FORM N-1A PART A ITEM NO.                             PROSPECTUS LOCATION
-------------------------                             -------------------
    Item 1.   Cover Page . . . . . . . . . . . .      Cover Page

    Item 2.   Synopsis . . . . . . . . . . . . .      Highlights

    Item 3.   Condensed Financial Information. .      Condensed Financial
                                                      Information

    Item 4.   General Description of Registrant.      Cover Page; Highlights;
                                                      The Portfolio; Investment
                                                      Objective and Policies;
                                                      Securities Loans; Risk
                                                      Factors; General
                                                      Information

    Item 5.   Management of the Fund . . . . . .      Highlights; Management of
                                                      the Portfolios

    Item 6.   Capital Stock and Other Securities      Highlights; Dividends,
                                                      Capital Gains
                                                      Distributions and Taxes;
                                                      General Information

    Item 7.   Purchase of Securities Being
              Offered. . . . . . . . . . . . . .      Highlights; Purchase of
                                                      Shares; Valuation of
                                                      Shares; Distribution;
                                                      Exchange of Shares

    Item 8.   Redemption or Repurchase . . . . .      Highlights; Redemption of
                                                      Shares

    Item 9.   Pending Legal Proceedings. . . . .      Not Applicable

                                                      LOCATION IN
                                                      STATEMENT OF
                                                      ADDITIONAL
FORM N-1A PART B ITEM NO.                             INFORMATION
-------------------------                             ------------
    Item 10.  Cover Page . . . . . . . . . . . .      Cover Page

    Item 11.  Table of Contents. . . . . . . . .      Table of Contents

    Item 12.  General Information and History. .      Other Information

    Item 13.  Investment Objectives and Policies      Investment Objective and
                                                      Policies; Investment
                                                      Limitations

    Item 14.  Management of the Fund . . . . . .      Management of the
                                                      Portfolios; Directors and
                                                      Officers

    Item 15.  Control Persons and Principal
              Holders of Securities. . . . . . .      Principal Holders of
                                                      Securities

    Item 16.  Investment Advisory and Other
              Services . . . . . . . . . . . . .      Management of the
                                                      Portfolios

    Item 17.  Brokerage Allocation and Other
              Practices. . . . . . . . . . . . .      Brokerage Transactions

    Item 18.  Capital Stock and Other Securities      Other Information

    Item 19.  Purchase, Redemption and Pricing
              of Securities Being Offered. . . .      Purchase of Shares;
                                                      Redemption of Shares

    Item 20.  Tax Status . . . . . . . . . . . .      Federal Tax Treatment of
                                                      Futures Contracts

    Item 21.  Underwriters . . . . . . . . . . .      Not Applicable

    Item 22.  Calculation of Performance Data. .      Calculation of
                                                      Performance Data

    Item 23.  Financial Statements . . . . . . .      Financial Statements

FORM N-1A PART C ITEM NO.                             LOCATION IN PART C
-------------------------                             ------------------
    Item 24.  Financial Statements and Exhibits.      Financial Statements and
                                                      Exhibits

    Item 25.  Persons Controlled by or Under
              Common Control with Registrant . .      Persons Controlled by or
                                                      Under Common Control with
                                                      Registrant

    Item 26.  Number of Holders of Securities. .      Number of Holders of
                                                      Securities

    Item 27.  Indemnification. . . . . . . . . .      Indemnification

    Item 28.  Business and Other Connections of
              Investment Advisor . . . . . . . .      Business and Other
                                                      Connections of Investment
                                                      Advisor

    Item 29.  Principal Underwriters . . . . . .      Principal Underwriters

    Item 30.  Location of Accounts and Records .      Location of Accounts and
                                                      Records

    Item 31.  Management Services. . . . . . . .      Management Services

    Item 32.  Undertakings . . . . . . . . . . .      Undertakings

                                      PROSPECTUS

                                    MARCH 29, 1996

                          U.S. LARGE CAP VALUE PORTFOLIO II

                                  -----------------


         This prospectus describes U.S. LARGE CAP VALUE PORTFOLIO II (the "Portfolio"), a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401,
(310) 395-8005. The Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to 401(k) defined contribution plans and clients, customers or members of certain institutions. The Fund issues eleven series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. The Fund has not established a minimum initial purchase requirement for the Portfolio.


         THE INVESTMENT OBJECTIVE OF THE PORTFOLIO IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION. THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF THE U.S. LARGE CAP VALUE SERIES (THE "SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"). THE SERIES IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT HAS THE SAME INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "SPECIAL INFORMATION ABOUT THE PORTFOLIO'S STRUCTURE."


         This prospectus sets forth information about the Portfolio that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolio dated March 29, 1996, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.


                                  -----------------

SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THE SHARES INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                  -----------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                            PAGE

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

CONDENSED FINANCIAL INFORMATION  . . . . . . . . . . . . . . . . . . . . .  3

SPECIAL INFORMATION ABOUT THE PORTFOLIO'S STRUCTURE  . . . . . . . . . . .  4

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . .  5

      Portfolio Characteristics and Policies . . . . . . . . . . . . . . .  5

      Portfolio Structure. . . . . . . . . . . . . . . . . . . . . . . . .  5

      Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . .  6

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6

      Borrowing. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6

      Portfolio Strategies . . . . . . . . . . . . . . . . . . . . . . . .  7

      Repurchase Agreements. . . . . . . . . . . . . . . . . . . . . . . .  7

      Futures Contracts and Options on Futures . . . . . . . . . . . . . .  7

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . .  7

      Administrative Services. . . . . . . . . . . . . . . . . . . . . . .  8

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . .  9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

VALUATION OF SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . 11



                                         (i)

                                       HIGHLIGHTS


                                                                            PAGE

INVESTMENT OBJECTIVE                                                           5


      The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the U.S. Large Cap Value Series of the Trust (the "Series"), which in turn will invest in the common stocks of U.S. companies with shares that have a high book value in relation to their market value. The Series will purchase common stocks of companies whose market capitalizations equal or exceed that of a company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange (the "NYSE"). The investment objective of the Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. (See "INVESTMENT OBJECTIVE AND POLICIES.")

                                                                            PAGE
RISK FACTORS                                                                   6

      The Portfolio (indirectly through its investment in the Series) may invest in securities index futures contracts and options thereon. Similarly, the Portfolio is also authorized to invest in repurchase agreements. Those policies and the policy of the Portfolio to invest in the shares of the Series involve certain risks. (See "RISK FACTORS.")

                                                                            PAGE
MANAGEMENT AND ADMINISTRATIVE SERVICES                                         7

      Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides the Portfolio with administrative services and also serves as investment advisor to the Series. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio's shareholders. (See "MANAGEMENT OF THE PORTFOLIO.")

                                                                            PAGE

DIVIDEND POLICY                                                                9


      The Portfolio distributes dividends from its net investment income in November and December of each year and any realized net capital gains annually after the end of its fiscal year in November. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

                                                                            PAGE

PURCHASE, VALUATION AND REDEMPTION OF SHARES                                  10


      The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the NYSE on each day that the Exchange is open for business. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. The redemption price of a share of the Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

 SHAREHOLDER TRANSACTION EXPENSES


              None*


         The expenses in the expense table below are based on those incurred by the Portfolio and the Series for the fiscal year ended November 30, 1995.


ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)



              Management Fee                                    0.10%
              Administration Fee (after voluntary fee waiver)   0.00%
              Other Expenses (after reimbursement)              0.86%
              Total Operating Expenses                          0.96%


* Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.
** The "Management Fee" is payable by the Series, and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio. "Other Expenses" include a fee paid to the Shareholder Services Agent of each employer plan or institution of .25% of the aggregate daily value of all shares of the Portfolio that are held in an account maintained by such Shareholder Services Agent, paid on a monthly basis. (See "Administrative Services.")


EXAMPLE

         You would pay the following transaction and annual operating expenses on a $1,000 investment in the Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:

                 1 Year         3 Years       5 Years        10 Years
                 ------         -------       -------        --------
                  $10             $31           $53            $118

         The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Series. (See "MANAGEMENT OF THE PORTFOLIO.") The Board of Directors of the Fund has considered whether such expenses will be more or less than they would have been if the Portfolio were to have invested directly in the securities held by the Series. The total expense ratio for the Portfolio and the Series is expected to be less over time than such ratio would have been if the Portfolio would have invested directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Series, including the Portfolio, will pay its proportionate share of the expenses of the Series.


         THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

         Effective July 1, 1994, the Advisor agreed to waive its fee under the Administration Agreement with respect to the Portfolio, and to the extent that such waiver is insufficient, to reimburse the Portfolio, to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than .96% of the average net assets of the Portfolio on an annualized basis. Absent the Advisor's waiver of the administration fees and reimbursement, the ratio of expenses to average net assets for the Portfolio for the fiscal year ending November 30, 1995 would have been 2.35%. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees and the reimbursement of the Portfolio in the future. If the Advisor modifies or eliminates the fee waiver or reimbursement, such change will be set forth in the prospectus.


                           CONDENSED FINANCIAL INFORMATION

         The following financial highlights are part of the financial statements of the Portfolio. The information for each of the past fiscal years has been audited by independent auditors. The financial statements, related notes and the report of the independent auditors covering such financial information and financial highlights for the Fund's most recent fiscal year ended November 30, 1995, are incorporated by reference into the Statement of Additional Information. Further information about the Portfolio's performance is contained in the Fund's Annual Report to shareholders for the year ended November 30, 1995. A copy of the Annual Report (including the report of the independent auditors) may be obtained from the Fund upon request at no charge.


                                 FINANCIAL HIGHLIGHTS

                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                     Year              August 3
                                                                    Ended                 to
                                                                    Nov. 30,            Nov. 30,
                                                                     1995                1994
                                                                 --------------      --------------
Net Asset Value, Beginning of Period . . . . . . . . . . .         $  9.48             $ 10.00
                                                                   -------             -------
Income from Investment Operations
  Net Investment Income. . . . . . . . . . . . . . . . . .            0.17                0.11
  Net Gains (Losses) on Securities (Realized and Unrealized)          3.40               (0.52)
                                                                   -------             -------
    Total from Investment Operations . . . . . . . . . . .            3.57               (0.41)
                                                                   -------             -------
Less Distributions . . . . . . . . . . . . . . . . . . . .
  Net Investment Income. . . . . . . . . . . . . . . . . .           (0.17)              (0.11)
  Net Realized Gains . . . . . . . . . . . . . . . . . . .           (0.16)                 -
                                                                   -------             -------
    Total Distributions. . . . . . . . . . . . . . . . . .           (0.33)              (0.11)
                                                                   -------             -------
Net Asset Value, End of Period . . . . . . . . . . . . . .         $ 12.72             $  9.48
                                                                   -------             -------
                                                                   -------             -------
Total Return . . . . . . . . . . . . . . . . . . . . . . .           37.76%              (4.14)%#
                                                                   -------             -------
                                                                   -------             -------
Net Assets, End of Period (thousands). . . . . . . . . . .         $ 7,110             $ 1,285
Ratio of Expenses to Average Net Assets (1). . . . . . . .            0.96%(a)            0.96%*(a)
Ratio of Net Investment Income to Average Net Assets . . .            2.37%(a)            5.39%*(a)
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . .             N/A                 N/A



----------------
(*)Annualized

#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1995 and 1994 would have been 2.35% and 8.45%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1995 and 1994 would have been 0.98% and (2.10)%, respectively.

N/A Refer to the respective Master Fund Series.

                 SPECIAL INFORMATION ABOUT THE PORTFOLIO'S STRUCTURE


         The Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Series, an open-end, management investment company registered under the Investment Company Act of 1940, having the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of the Series may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series. This prospectus describes the investment objective, policies and restrictions of the Portfolio and the Series. (See "INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIO" for a description of the management and other expenses associated with the Portfolio's investment in the Series. Other institutional investors, including other mutual funds, may invest in the Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Series other than through the Portfolio.


         The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. While investment in the Series by other institutional investors offers potential benefits to the Series and, through its investment in the Series, the Portfolio also, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the Portfolio could have effective voting control over the operation of the Series.


         Further, if the Series changes its investment objective in a manner which is inconsistent with the investment objective of the Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover a distribution in kind by the Series may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.


         Finally, the Portfolio's investment in the shares of a registered investment company such as the Series is new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invests.

                           INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES

         The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the Series, which has the same investment objective and policies as the Portfolio. The Series seeks to achieve its objective by investing in the common stocks of large U.S. companies with shares that have a high book value in relation to their market value (a "book to market ratio"). A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the NYSE and, except as described below, will be considered eligible for investment. A company will be considered "large" if its market capitalization (i.e., the market price of its common stock multiplied by the number of outstanding shares) equals or exceeds that of the company having the median market capitalization of companies whose shares are listed on the NYSE. In addition, the Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock ("privately placed convertible debentures"). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Series' total assets at the time of purchase.

PORTFOLIO STRUCTURE


         The Series will operate as a "diversified" investment company.
Further, the Series will not invest more than 25% of its total assets in securities of companies in a single industry. Ordinarily, at least 80% of the assets of the Series will be invested in a broad and diverse group of readily marketable common stocks of large U.S. companies with high book to market ratios, as described above. The Series may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities such as money market instruments, including short-term repurchase agreements. The Series may invest in index futures contracts and options on futures contracts provided that, in accordance with current regulations, not more than 5% of the Series' total assets are then invested as initial margin deposits on such contracts or options. The Series will purchase securities that are listed on the principal U.S. national securities exchanges and traded over-the-counter.


         The Series will be structured on a market capitalization basis, by generally basing the amount of each security purchased on the issuer's relative market capitalization, with a view to creating in the Series a reasonable reflection of the relative market capitalizations of its portfolio companies. However, the Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines, in its best judgment, that other conditions exist that make the inclusion of such security inappropriate.


         Deviation from strict market capitalization weighting will also occur because the Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Series may be reduced, from time to time, from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Series' assets may be invested in interest-bearing obligations, as described above, thereby causing further deviation from market capitalization weighting. The Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Series.


         Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of large U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are not less than the maximum on such list will be purchased by the Series. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale. A further deviation from market capitalization weighting may occur if the Series invests a portion of its assets in privately placed convertible debentures. (See "Portfolio Characteristics and Policies.")

         It is management's belief that the stocks of large U.S. companies with high book to market ratios offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Series.

         The Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Series do pay dividends. It is anticipated, therefore, that the Series will receive dividend income.

PORTFOLIO TRANSACTIONS

         The Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure", investments will be made in virtually all eligible securities on a market capitalization weighted basis. This is a passive approach to investment management that does not entail taking steps to reduce risk by replacing portfolio equity securities with other securities that appear to have the potential to provide better investment performance.

         Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Series may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Series. However, securities may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale.

         In addition, the Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Series.

                              SECURITIES LOANS


         The Series is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Series may earn additional income from lending securities, such activity is incidental to the Series' investment objective.
The value of securities loaned may not exceed 331/3% of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities, but as long as it holds only shares of the Series, it will not do so.


                                    RISK FACTORS

BORROWING

         The Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, the Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging," and in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. The interest payable on the amount borrowed would increase the Series' expenses and if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series will be reduced as a result of leveraging.


PORTFOLIO STRATEGIES


         The method employed by the Advisor to manage the Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.


REPURCHASE AGREEMENTS

         In addition, the Series may invest in repurchase agreements. A repurchase agreement is a short-term investment in which the Series acquires ownership of debt securities from a bank which is a member of the Federal Reserve System, or from a well-established securities dealer (the "seller") and the seller agrees to repurchase those securities at a future time and set price, thereby determining the yield during the Series' holding period. If the seller becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Series and, therefore, subject to sale by the trustee in bankruptcy. Management believes that the risks associated with repurchase agreements can be controlled through stringent security selection criteria and careful monitoring procedures.


FUTURES CONTRACTS AND OPTIONS ON FUTURES


         The Series also may invest in index futures contracts and options on index futures, provided that, in accordance with current regulations, not more than 5% of the Series' total assets are then invested as initial margin deposits on such contracts or options. In addition, to the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Series and the prices of such futures contracts and options, and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting a Series' ability to close a position in such investments. Gains or losses on investments in options and futures depend on the direction of securities prices, interest rates and other economic factors, and the loss from investing in futures contracts is potentially unlimited. Certain restrictions imposed by the Internal Revenue Code may limit the ability of a Series to invest in futures contracts and options on futures contracts.


                             MANAGEMENT OF THE PORTFOLIO

         Dimensional Fund Advisors Inc. serves as investment advisor to the Series and, as such, is responsible for the management of its assets.
Investment decisions for the Series are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Series with a trading department and selects brokers and dealers to effect securities transactions.

         Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.


         For the fiscal year ended November 30, 1995, the Advisor received a fee for its advisory services to the Series equal to 0.10% of the average net assets of the Series, and the total expenses of the Portfolio were 0.96% of its average net assets. Absent the Advisor's waiver of its fee under the Administration Agreement with respect to the Portfolio (see "Administrative Services") and its reimbursement of portfolio expenses to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than 0.96% of the average net assets of the Portfolio on an annual basis, the ratio of expenses to average net assets for the fiscal year ended November 30, 1995 would have been 2.35%.


         The Portfolio and the Series each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal and, for only the Portfolio, state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio of the Fund or Series of the Trust are so allocated and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of the amount of fees paid by the Fund or Trust to PFPC Inc. ("PFPC"), the dividend disbursing agent and accounting services agent of the Fund.


         The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $14 billion. David G. Booth and Rex A. Sinquefield, directors and officers of both the Fund and the Advisor and trustees and officers of the Trust, together own approximately 63% of the Advisor's outstanding stock and may be deemed controlling persons of the Advisor.


         The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolio. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Series. The Portfolio's statement of additional information is about the directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES


         The Fund has entered into an Administration Agreement with the Advisor on behalf of the Portfolio. Pursuant to the Administration Agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of Portfolio shareholders; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of
 .15% of the average net assets of the Portfolio. Effective July 1, 1994, the Advisor agreed to waive its fee under the Administration Agreement with respect to the Portfolio, and to the extent that such waiver is insufficient, to reimburse the Portfolio, to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than .96% of the average net assets of the Portfolio on an annualized basis. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees in the future.


         The Fund intends to enter into shareholder service agreements with certain Shareholder Service Agents on behalf of the Portfolio. The Shareholder Service Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer's plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. The services to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary to the registration of the Portfolio's shares under the state securities laws.

                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

         The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The Portfolio's policy is to distribute substantially all net investment income in November and December and any realized net capital gains annually after November 30, the close of the Fund's fiscal year. The Series also intends to qualify as a regulated investment company under the Code.


         Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

         The Portfolio receives income in the form of income dividends paid by the Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of the Portfolio will be distributed as described above. Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes.


         Whether paid in cash or additional shares and regardless of the length of time the Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends on the aggregate qualifying dividend income received by the Series from domestic (U.S.) sources.


         For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

         Dividends which are declared in November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another Portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.


         The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

                                   PURCHASE OF SHARES

         Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Code and (ii) to clients, customers or members of certain institutions.
Provided that shares of the Portfolio are available under an employer's plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by Fund management for making investments. Shares are available through the Shareholder Services Agent designated under the employer's plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer's plan or institution imposes a minimum transaction requirement.

                                 VALUATION OF SHARES

         The net asset values per share of the Portfolio and the Series are calculated as of the close of the NYSE by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Series, respectively. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, such securities will be valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

         Provided that the Shareholder Services Agent has received the investor's investment instructions in good order and the custodian has received the investor's payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the order by PFPC. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

         Management believes that any dilutive effective of the cost of investing the proceeds of the sale of the shares of the Portfolio is minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a reimbursement fee. Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio and the Series. Any such charges will be described in the prospectus.

                                     DISTRIBUTION

         The Fund acts as distributor of the Portfolio's shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolio's shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

                                   EXCHANGE OF SHARES

         Provided such transactions are permitted under the employer's 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the DFA International Value Portfolio II or the U.S. Small Cap Value Portfolio II by completing the necessary documentation as required by the Shareholder Services Agent designated in the employer's plan or by the institution.

         The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated. Exchanges will be accepted only if the shares of the portfolio being acquired are registered in the investor's state of residence.

         The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.


         There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.


                                 REDEMPTION OF SHARES

         Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

         Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

                                 GENERAL INFORMATION

         The Fund was incorporated under Maryland law on March 19, 1990. The shares of the Portfolio, when issued and paid for in accordance with this prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemptions or any other feature.

         The Portfolio and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods and by linking the actual return of a Portfolio with data for periods prior to the Portfolio's inception. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

         The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the Portfolio in the Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

         Whenever the Portfolio, as an investor in the Series, is asked to vote on a proposal to change a fundamental investment policy (i.e., a policy that may be changed only with the approval of shareholders) of the Series, the Fund will hold a special meeting of the Portfolio's shareholders to solicit their votes
with respect to the proposal.   The Directors of the Fund will then vote the
Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in the same proportion as the shares for which they receive voting instructions.


         As of January 31, 1996, the following person owns more than 25% of the voting securities of the Portfolio:


              Charles Schwab & Co.-REIN*                100%
              101 Montgomery Street
              San Francisco, CA 94104


              *Owner of record only


         Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer's plan documents or in documents provided by the institution.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005


CUSTODIAN
PNC BANK, NATIONAL ASSOCIATION
200 Stevens Drive, Airport Business Center
Lester, PA  19113


ACCOUNTING SERVICES AND DIVIDEND DISBURSING AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                          U.S. LARGE CAP VALUE PORTFOLIO II


                          DIMENSIONAL INVESTMENT GROUP INC.

            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION

                                    MARCH 29, 1996


         This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of U.S. Large Cap Value Portfolio II (the "Portfolio") of Dimensional Investment Group Inc. (the "Fund"), dated March 29, 1996, which can be obtained by writing or calling the Shareholder Services Agent for your employer's plan.



                                  TABLE OF CONTENTS


                                                                          PAGE

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . .2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .3

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS . . . . . . . . . . . . . . . . .6

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . .6

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . . .6

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .8

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . .9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . 10

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

                          INVESTMENT OBJECTIVE AND POLICIES

          The following information supplements the information set forth in the prospectus under the caption "INVESTMENT OBJECTIVE AND POLICIES," and applies to the U.S. Large Cap Value Series (the "Series") of The DFA Investment Trust Company (the "Trust").

          Because the structure of the Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that the Series will include as much as 5% of the voting securities of any issuer.


                                BROKERAGE TRANSACTIONS

          During the fiscal years ended November 30, 1993, 1994 and 1995, the Series paid brokerage commissions of $134,312, $367,810 and $415,802, respectively. Portfolio transactions of the Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services.


          Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to assets under its management. Brokerage transactions may be placed with securities firms that are affiliated with an affiliate of the Advisor. Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated and the frequency of, and the selection of brokers to effect, such transactions would be fair and reasonable to the Portfolio's shareholders. No commissions were paid to affiliates or affiliates of affiliates during fiscal years 1994 and 1995.

          The over-the-counter market ("OTC") companies eligible for purchase by the Series are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

          The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Series can effect transactions at the best available prices.

          During fiscal year 1995, the Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series of $221,667 with respect to securities transactions valued at $155,807,866. The investment management agreement permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Series. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series.


          The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Series, except if the Portfolio receives securities from the Series to satisfy the Portfolio's redemption request. (See "REDEMPTION OF SHARES.")


                                INVESTMENT LIMITATIONS

          The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Series are the same as those of the Portfolio.

          The Portfolio will not:

          (1) invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

          (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

          (3) as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result of more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

          (4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

          (5) borrow, except that the Portfolio may borrow, for temporary or emergency purposes or to pay redemptions, amounts not exceeding 33% of its net assets from banks and pledge not more than 33% of such assets to secure such loans;

          (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

          (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

          (8) engage in the business of underwriting securities issued by others;

          (9) invest for the purpose of exercising control over management of any company;

          (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

          (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

          (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

          (13) write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

          (14) purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holdings of equity securities;

          (15) purchase securities on margin or sell short; or

          (16) acquire more than 10% of the voting securities of any issuer, provided that the limitation applies only to 75% of the assets of the Portfolio.

          The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

          Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares.

          The investment limitations described in (3), (4), (7), (9), (10),
(11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series. For the purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

          Pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Series' limitations on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

          While the Series has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

          Unless otherwise indicated, all limitations applicable to the Portfolio's and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio's or Series' total assets will not require the Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.


                                  FUTURES CONTRACTS

          The Series may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expects to earn income on its margin deposits. The Series will not enter into futures contract transactions if, immediately thereafter, its margin deposits on open contracts exceed 5% of the market value of its total assets. In addition, to the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the SEC, the Series may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

          Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Series would continue to be required to continue to make variation margin deposits. In such circumstances, if the Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

          Except for transactions the Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

          In order for the Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Series' annual gross income. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Series may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of the Series' fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.


                             MANAGEMENT OF THE PORTFOLIO

          DFA has undertaken to reimburse the Portfolio to the extent necessary to satisfy the most restrictive expense ratio required by any state in which the Portfolio's shares are qualified for sale. Presently, the most restrictive expense limitation is 2.5% on the first $30,000,000 of average annual net assets of the Portfolio, 2.0% of the next $70,000,000 of such assets, and 1.5% of any excess.

          For its services as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series.


                                DIRECTORS AND OFFICERS

          The names and addresses of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.


DIRECTORS


          David G. Booth, 49, Director*, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Asia Inc., DFA Investment Dimensions Group Inc. (registered investment company) and

Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company. Chairman and Director, Dimensional Fund Advisors Ltd.



          George M. Constantinides, 48, Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.



          John P. Gould, 57, Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).



          Roger G. Ibbotson, 52, Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).



          Merton H. Miller, 72, Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. Public Director, Chicago Mercantile Exchange.



          Myron S. Scholes, 54, Director, Greenwich, CT. Limited Partner, Long Term Capital Management L.P. (money manager). Frank E. Buck Professor of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University (on leave). Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breedon Group of Investment Companies.



          Rex A. Sinquefield, 51, Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.


*Interested Director of the Fund.

OFFICERS

          Each of the officers listed below hold the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.

          Arthur Barlow, 40, Vice President, Santa Monica, CA.

          Truman Clark, 54, Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.



          Maureen Connors, 59, Vice President, Santa Monica, CA.



          Robert Deere, 38, Vice President, Santa Monica, CA.



          Irene R. Diamant, 45, Vice President and Secretary, Santa Monica, CA.



          Eugene Fama, Jr., 35, Vice President, Santa Monica, CA.



          David Plecha, 34, Vice President, Santa Monica, CA.



          George Sands, 40, Vice President, Santa Monica, CA. Managing Director, Asset Strategy Consulting, Los Angeles, CA from 1991 to 1992 and previously Vice President, Wilshire Associates, Santa Monica, CA.



          Michael T. Scardina, 40, Vice President, Chief Financial Officer, Controller and Treasurer, Santa Monica, CA.



          Cem Severoglu, 32, Vice President, Santa Monica, CA.



          Jeanne C. Sinquefield, Ph.D., 49, Executive Vice President, Santa Monica, CA.



          Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.



          Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1995, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.



                                Aggregate         Total Compensation from
                              Compensation                 Fund
Director                        from Fund            and Fund Complex
--------                      -------------       -----------------------
George M. Constantinides         $5,000                $30,000
John P. Goud                     $5,000                $30,000
Roger G. Ibbotson                $5,000                $30,000
Merton H. Miller                 $4,000                $24,000
Myron S. Scholes                 $5,000                $30,000



         Directors and officers as a group own less than 1% of the Portfolio's outstanding stock.

                               ADMINISTRATIVE SERVICES

         PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC a monthly fee of $1,000.

                                  OTHER INFORMATION

         For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal years ended November 30, 1993, 1994 and 1995, the Series paid advisory fees of $45,000, $143,000 and $306,000, respectively. The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.



         The Fund was known as DFA U.S. Large Cap Inc. from February, 1992 until the Fund amended its Articles of Incorporation in April, 1993 to change to its present name. Prior to a February, 1992 amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.



         With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.



         PNC Bank, National Association serves as the custodian for the Portfolio. The custodian maintains a separate account or accounts for the Portfolio and Series; receives, holds and releases portfolio securities on account of the Portfolios and Series; makes receipts and disbursements of money on behalf of the Portfolios and Series; and collects and receives income and other payments and distributions on account of the Portfolio's and Series' portfolio securities.



         Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements on an annual basis.


                           PRINCIPAL HOLDERS OF SECURITIES

         As of January 31, 1996, the following stockholders own beneficially at least 5% of the outstanding stock of the Portfolio, as set forth below.

         Charles Schwab & Co.-REIN*                 100%
         101 Montgomery Street
         San Francisco, CA 94104


         *Owner of record only

                                  PURCHASE OF SHARES

         The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

         The Fund will accept purchase and redemption orders on each day that the NYSE is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days that the NYSE is closed, except that it is open on Good Friday and closed on Martin Luther King, Jr. Day, Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

         The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

                                 REDEMPTION OF SHARES

         The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

         The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

         If the Board of Directors of the Fund and the Board of Trustees of the Trust determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio and the shareholders of the Series, respectively, to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution of portfolio securities that the Portfolio receives from the Series to satisfy the Portfolio's redemption request in lieu of cash. The redemptions by both the Series and the Portfolio would be in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

                           CALCULATION OF PERFORMANCE DATA


         Following are quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ended November 30, 1995 (as applicable) using the standardized method of calculation required by the Securities and Exchange Commission ("SEC"):



One Year                     Five Years               Ten Years
--------                     ---------                ---------
37.76                        16 MONTHS                    n/a
23.19

         As the following formula indicates, the Portfolio and Series each determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

        n
P(1 + T)  = ERV

where:

         P  = a hypothetical initial payment of $1,000

         T  = average annual total return

         n  = number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

         In addition to the standardized method of calculating performance required by the SEC, the Portfolio and Series may disseminate other performance data. Non-standardized return data may be presented over time periods which extend prior to when the Portfolio or the Series commenced investment operations by using simulated data consistent with the investment policy of the Portfolio and the Series for that portion of the period prior to the initial investment date. The simulated data would exclude the deduction of Portfolio and Series expenses which would otherwise reduce the returns quotations.

                                 FINANCIAL STATEMENTS


         The audited financial statements and financial highlights of the Portfolio for the year ended November 30, 1995, as set forth in the Fund's annual report to stockholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.



         The audited financial statements of the Series of the Trust for the fiscal year ended November 30, 1995, as set forth in the Trust's annual report to shareholders, are incorporated herein by reference.



         A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of the Statement of Additional Information.

                                      PROSPECTUS

                                    MARCH 29, 1996


                       DFA ONE-YEAR FIXED INCOME PORTFOLIO II

                                     ------------


         This prospectus describes DFA ONE-YEAR FIXED INCOME PORTFOLIO II (the "Portfolio"), a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401,
(310) 395-8005. The Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to 401(k) defined contribution plans and clients, customers or members of certain institutions. The Fund issues eleven series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. The Fund has not established a minimum initial purchase requirement for the Portfolio.


         THE INVESTMENT OBJECTIVE OF THE PORTFOLIO IS TO ACHIEVE STABLE REAL VALUE OF CAPITAL WITH A MINIMUM OF RISK BY INVESTING IN HIGH QUALITY OBLIGATIONS. THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF THE DFA ONE-YEAR FIXED INCOME SERIES (THE "SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"). THE SERIES IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT HAS THE SAME INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIO."



         This prospectus sets forth information about the Portfolio that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolio, dated March 29, 1996, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.


                                  -----------------

SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THE SHARES INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                  -----------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                          PAGE
HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . .3

THE PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . .6

      Description of Investments . . . . . . . . . . . . . . . . . . . . . .6

      Investments in the Banking Industry. . . . . . . . . . . . . . . . . .7

      Portfolio Strategy . . . . . . . . . . . . . . . . . . . . . . . . . .7

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8

      Foreign Securities . . . . . . . . . . . . . . . . . . . . . . . . . .8

      Banking Industry Concentrations. . . . . . . . . . . . . . . . . . . .8

      Repurchase agreements. . . . . . . . . . . . . . . . . . . . . . . . .8

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . .8

      Administrative Services. . . . . . . . . . . . . . . . . . . . . . . .9

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . 10

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

                                      HIGHLIGHTS

                                                                            PAGE

INVESTMENT OBJECTIVE                                                          6



         The investment objective of the Portfolio is to achieve stable real value of capital with a minimum of risk. The Portfolio invests all of its assets in The DFA One-Year Fixed Income Series of the Trust (the "Series"). Generally, the Series will acquire high quality obligations which mature within one year from the date of settlement; however, when greater returns are available substantial investments may be made in securities maturing within two years from the date of settlement as well. In addition, the Series intends to concentrate investments in the banking industry under certain circumstances.
The investment objective of the Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. (See "INVESTMENT OBJECTIVE AND POLICIES.")


                                                                           PAGE

RISK FACTORS                                                                   8



         The Series is authorized to invest in dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks and dollar-denominated obligations of foreign issuers traded in the U.S. and also is authorized to concentrate investments in the banking industry in certain circumstances. The Portfolio is authorized to invest in repurchase agreements. All of the above-described policies involve certain risks. The policy of the Portfolio to invest in the shares of the Series also involves certain risks. (See "RISK FACTORS.")


                                                                           PAGE

MANAGEMENT AND ADMINISTRATIVE SERVICES                                        8



         Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to the Series. PFPC Inc. ("PFPC") provides the Portfolio and the Series with certain accounting, transfer agency and other services. The Advisor provides the Portfolio with certain administrative services. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio's shareholders. (See "MANAGEMENT OF THE PORTFOLIO.")


                                                                           PAGE

DIVIDEND POLICY                                                              10



         The Portfolio distributes dividends from its net investment income monthly and makes any distributions from realized net capital gains on an annual basis. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")


                                                                           PAGE

PURCHASE, VALUATION AND REDEMPTION OF SHARES                                 10



         The shares of the Portfolio are sold at net asset value. The redemption price of a share of the Portfolio is equal to the net asset value of the share. The value of the shares issued by the Portfolio will fluctuate in relation to the investment experience of the Series. Unlike money market funds, the shares of the Portfolio will tend to reflect fluctuations in interest rates because the Series does not seek to stabilize the price of its shares by use of the "amortized cost" method of securities valuation. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES


             None *


         The expenses in the following table are estimates based on expenses expected to be incurred by the Portfolio for the year ending November 30, 1996.

Annual fund operating expenses**
(As a percentage of average net assets)


                Management Fee                                          0.05%
                Administration Fee  (after voluntary fee waivers)       0.00%
                Other Expenses  (after reimbursement)                   0.70%
                Total Operating Expenses                                0.75%


       * Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.


      ** The "Management Fee" is payable by the Series, and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio. "Other Expenses" include a fee paid to the Shareholder Services Agent of each employer plan or institution of .25% of the average daily value of all shares of the Portfolio that are held in an account maintained by such Shareholder Services Agent, paid on a monthly basis. (See "Administrative Services.")



         Effective December 1, 1995, the Advisor agreed to waive its fee under the Administration Agreement with respect to the Portfolio, and to the extent that such waiver is insufficient, to reimburse the Portfolio, to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than .75% of the average net assets of the Portfolio on an annualized basis. Prior to that, the Advisor waived its fee under the Administration Agreement and reimbursed the Portfolio to the extent necessary to satisfy the most restrictive expense limitation imposed by any state in which the Portfolio's shares are offered for sale. Absent the Advisor's waiver of the administration fees and reimbursement, the ratio of expenses to average net assets for the Portfolio for the fiscal year ending November 30, 1995 would have been 17.81%. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees and the reimbursement of the Portfolio in the future. If the Advisor modifies or eliminates the fee waiver or reimbursement, such change will be set forth in the prospectus.


EXAMPLE

         You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:

             1 Year       3 Years       5 Years       10 Years
             ------       -------       -------       --------

               $8           $24           n/a           n/a


         The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Series. (See "MANAGEMENT OF THE PORTFOLIO" for a description of Portfolio and Series expenses.) The Board of Directors of the Fund has considered whether such expenses will be more or less than they would have been if the Portfolio were to have invested directly in the securities held by the Series. The aggregate amount of expenses for the Portfolio and the Series may be greater than it would have been if the Portfolio were to invest directly in the securities held by the Series. However, the total expense ratio for the Portfolio and the Series is expected to be less over time than such ratio would have been if the Portfolio would have invested directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Series, including the Portfolio, will pay its proportionate share of the expenses of the Series.


         The example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The above example is based on estimated expenses for the next two fiscal years and does not extend those estimates over five and ten year periods.


                           CONDENSED FINANCIAL INFORMATION


         The following financial highlights are part of the audited financial statements for the period from February 9, 1995 (date of initial investment of the Portfolio) through November 30, 1995. The financial statements, related notes and the report of the independent auditors covering such financial information and financial highlights for the Portfolio's most recent fiscal period ended November 30, 1995, are incorporated by reference into the Portfolio's Statement of Additional Information. Further information about the Portfolio's performance is contained in the Fund's Annual Report to shareholders for the year ended November 30, 1995. A copy of the Annual Report (including the report of the independent auditors) may be obtained from the Fund upon request at no charge.

                                 FINANCIAL HIGHLIGHTS
                           FOR THE PERIOD FEBRUARY 9, 1995
                             (COMMENCEMENT OF OPERATIONS)
                                 TO NOVEMBER 30, 1995


                   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


Net Asset Value, Beginning of Period . . . . . . . . . . . . . .      $   10.00
                                                                      ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . .           0.24
  Net Gains (Losses) on Securities (Realized and Unrealized) . .           0.16
                                                                      ---------
    Total from Investment Operations                                       0.40
                                                                      ---------
LESS DISTRIBUTIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . .          (0.24)
                                                                      ---------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . .      $   10.16
                                                                      ---------
                                                                      ---------
Total Return . . . . . . . . . . . . . . . . . . . . . . . . . .           4.09%#
Net Assets, End of Period. . . . . . . . . . . . . . . . . . . .      $ 568,953
Ratio of Expenses to Average Net Assets (1). . . . . . . . . . .           2.50%*(a)(b)
Ratio of Net Investment Income to Average Net Assets . . . . . .           2.80%*(a)(b)
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . .                N/A



----------------
(Adjusted to reflect a 900% stock dividend as of January 2, 1996)

*Annualized

#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses and net investment income to average net assets would have been 17.81% and (12.60)%, respectively.

(b) Because of commencement of operation and related preliminary transaction costs, these rates are not necessarily indicative of future ratios.
N/A Refer to the respective Master Fund Series.

                                    THE PORTFOLIO

         The Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Series, an open-end, management investment company registered under the Investment Company Act of 1940, having the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of the Series may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series.


         This prospectus describes the investment objective, policies and restrictions of the Portfolio and the Series. (See "INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIO" for a description of the management and other expenses associated with the Portfolio's investment in the Series. Other institutional investors, including other mutual funds, may invest in the Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Series other than through the Portfolio.


         The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. While investment in the Series by other institutional investors offers potential benefits to the Series and, through its investment in the Series, the Portfolio also, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the Portfolio could have effective voting control over the operation of the Series.


         Further, if the Series changes its investment objective in a manner which is inconsistent with the investment objective of the Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.


         Finally, the Portfolio's investment in the shares of a registered investment company such as the Series is new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invests.

                          INVESTMENT OBJECTIVE AND POLICIES


         The investment objective of the Portfolio is to achieve a stable real value (i.e. a return in excess of the rate of inflation) of invested capital with a minimum of risk. This objective will be pursued by investing the assets of the Portfolio in the Series, which has the same investment objective and policies as the Portfolio. The investment objectives of the Portfolio and the Series may not be changed without the affirmative vote of a majority of their respective outstanding securities. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series. The Series will invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the Series will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. It is the Series' policy that the weighted average length of maturity of investments will not exceed one year. The Series principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Series will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the New York Stock Exchange (the "NYSE") is open for trading. (See "Investments in the Banking Industry.")


DESCRIPTION OF INVESTMENTS

         The following is a description of the categories of the investments which may be acquired by the Series.

         1. U.S. GOVERNMENT OBLIGATIONS - Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

         2. U.S. GOVERNMENT AGENCY OBLIGATIONS - Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

         3. CORPORATE DEBT OBLIGATIONS - Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P") and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.


         4. BANK OBLIGATIONS - Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.


         5. COMMERCIAL PAPER - Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.


         6. REPURCHASE AGREEMENTS - Instruments through which the Series purchases securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Series will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Series' total assets would be so invested. The Series will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The

Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

         7. SUPRANATIONAL ORGANIZATION OBLIGATIONS - Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

INVESTMENTS IN THE BANKING INDUSTRY

         The Series will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. For the purpose of this policy, which is a fundamental policy of the Series, which can only be changed by a vote of shareholders of the Series, banks and bank holding companies are considered to constitute a single industry, the banking industry. The Portfolio has the same fundamental policy, which can only be changed by a vote of the Portfolio's shareholders, except that the Portfolio's policy does not apply to the extent that all or substantially all of its net assets are invested in the Series.
When investment in such obligations exceeds 25% of the total net assets of the Series, the Series will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, the Series is concentrating its investment in this industry.


         The types of bank and bank holding company obligations in which the Series may invest include: dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Series' established credit rating criteria as stated under "Description of Investments." In addition, the Series is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.


PORTFOLIO STRATEGY

         The Series will be managed with a view to capturing credit risk premiums and term or maturity premiums. As used herein, the term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and "maturity risk premium" means the anticipated incremental return for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Series will be chosen with a view to maximizing anticipated monthly returns, net of trading costs.


         The Series is expected to have a high portfolio turnover rate due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the Series could be 0% to 200%. While the Series acquires securities in principal transactions and, therefore, does not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of the Series will be increased as a result of portfolio transactions after taking in to account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.


                                SECURITIES LOANS

         The Portfolio and Series are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares. While the Series may earn additional income from lending securities, such activity is incidental to the investment objective of the Series. The value of securities loaned may not exceed 331/3% of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.


                                    RISK FACTORS

FOREIGN SECURITIES


         The Series invests in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the Series. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies. The Series may invest in obligations of supranational organizations. The value of the obligations of these organizations may be adversely affected if one or more of their supporting governments discontinue their support. Also, there can be no assurance that the Portfolio will achieve its investment objective.


BANKING INDUSTRY CONCENTRATIONS


         Concentrating in obligations of the banking industry may involve additional risk by foregoing the safety of investing in a variety of industries. Changes in the market's perception of riskiness of banks relative to non-banks could cause more fluctuations in the net asset value of the Series (and, thus, the Portfolio) than might occur in less concentrated portfolios.


REPURCHASE AGREEMENTS


         In addition, the Series and Portfolio may invest in repurchase agreements. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund or the Trust could experience delay in recovering the securities underlying such agreements. Management believes that this risk can be controlled through stringent security selection criteria and careful monitoring procedures.

                             MANAGEMENT OF THE PORTFOLIO

         Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to the Series. As such, the Advisor is responsible for the management of its assets. Investment decisions for the Series are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Series with a trading department and selects brokers and dealers to effect securities transactions. Portfolio securities are placed with a view to obtaining best price and execution and, subject to this goal, may be placed with brokers which have assisted in the sale of the Portfolio's shares.


         For the period February 9, 1995 through November 30, 1995, the Advisor received a fee for its advisory services to the Series equal to .05% of the average net assets of the Series, and the total expenses of the Portfolio were 2.50% of its average net assets. Effective December 1, 1995, the Advisor agreed to waive its fee under the Administration Agreement with respect to the Portfolio, and to the extent that such waiver is insufficient, to reimburse the Portfolio, to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than .75% of the average net assets of the Portfolio on an annualized basis. Prior to that, the Advisor waived its fee under the Administration Agreement and reimbursed the Portfolio to the extent necessary to satisfy the most restrictive expense limitation imposed by any state in which the Portfolio's shares are offered for sale. Absent the Advisor's waiver of the administration fees and reimbursement, the ratio of expenses to average net assets for the Portfolio for the fiscal year ending November 30, 1995 would have been 17.81%. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees and the reimbursement of the Portfolio in the future. If the Advisor modifies or eliminates the fee waiver or reimbursement, such change will be set forth in the prospectus.


         The Portfolio and the Series each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio of the Fund or Series of the Trust are so allocated and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of the amount of fees paid by the Fund or Trust to PFPC.


         The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $14 billion. David G. Booth and Rex A. Sinquefield, directors and officers of both the Fund and the Advisor and trustees and officers of the Trust, together own approximately 63% of the Advisor's outstanding stock and may be deemed controlling persons of the Advisor.


         The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolio. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Series. The Portfolio's statement of additional information furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES

         The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record (i.e. 401(k) plans and institutions which have omnibus accounts with the Portfolio) with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of .10% of the average net assets of the Portfolio.

         The Fund intends to enter into shareholder service agreements with certain Shareholder Service Agents on behalf of the Portfolio. The Shareholder Service Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer's plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. These services to be provided under the shareholder service agreements may include any of the following: individual recordkeeping for 401(k) plan participants and clients, customers or members of institutions (collectively referred to herein as "Participants"); sending statements to Participants reflecting account activities such as purchases, redemptions and dividend payments; responding to Participant inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing Participant orders; and providing the Portfolio with information necessary to the registration of the Portfolio's shares under the state securities laws.

         PFPC serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the Portfolio's and the Series' custodian and dividend disbursing agent. For its services, the Portfolio pays PFPC a monthly fee of $1,000.

                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES


         The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. Net investment income, which is accrued daily, will be distributed monthly (except for January) by the Portfolio. Any net realized capital gains of the Portfolio will be distributed annually after the close of the fiscal year. The Series also intends to qualify each year as a regulated investment company under the Code.



         [**1] Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).


         The Portfolio receives income in the form of income dividends paid by the Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of the Portfolio will be distributed as described above. Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax.

         Since virtually all the net investment income from the Portfolio is expected to arise from earned interest, it is not expected that any of the Portfolio's distributions will be eligible for the dividends received deduction for corporations.


         Whether paid in cash or additional shares and regardless of the length of time the Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.



         Dividends which are declared in November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.



         The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.



         In addition to federal taxes, shareholders may be subject to state or local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.



         The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.



         The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.


                                  PURCHASE OF SHARES

         Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Code and (ii) to clients, customers or members of certain institutions.
Provided that shares of the Portfolio are available under an employer's plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by Fund management for making investments. Shares are available through the Shareholder Services Agent designated under the employer's plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer's plan or institution imposes a minimum transaction requirement.


                                 VALUATION OF SHARES

         The net asset value per share of the Series is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Series. The value of the shares of the Series will tend to fluctuate with interest rates because, unlike money market funds, the Series does not seek to stabilize the value of its shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Securities which are traded OTC and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the OTC market. Securities held by the Series may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. The net asset value of the Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series.

         Provided that the Shareholder Services Agent has received the investor's investment instructions in good order and the Custodian has received the investor's payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the order by PFPC. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

         The public offering price of shares of the Portfolio is the net asset value next determined after the purchase order is received by PFPC; no sales charge or reimbursement fee is imposed.

                                     DISTRIBUTION

         The Fund acts as distributor of the Portfolio's shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolio's shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement. Shares of the Portfolio may be distributed in Texas only through DFA Securities Inc., a registered broker/dealer.

                                  EXCHANGE OF SHARES

         Provided such transactions are permitted under the employer's 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of any other portfolio of the Fund or of DFA Investment Dimensions Group Inc., an open-end, management investment company, that is eligible for the exchange privilege, subject to the minimum purchase requirement set forth in the portfolio's prospectus. Such exchanges may be effected by completing the necessary documentation as required by the Shareholder Services Agent designated in the employer's plan or by the institution.

         The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated. Exchanges will be accepted only if the shares of the portfolio being acquired are registered in the investor's state of residence.

         The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.


         There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.


                                 REDEMPTION OF SHARES

         Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

         Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

                                 GENERAL INFORMATION

         The Portfolio and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated to provide comparability to other investment companies. Non-standardized total return quotations may differ from the SEC Guidelines computations by covering different time periods and linking the actual return of a Portfolio with data for periods prior to the Portfolio's inception. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

         The Fund was incorporated under Maryland law on March 19, 1990. The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the Portfolio in the Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

         Whenever the Portfolio, as an investor in the Series, is asked to vote on a proposal to change a fundamental investment policy (i.e., a policy that may be changed only with the approval of shareholders) of the Series, the Fund will hold a special meeting of the Portfolio's shareholders to solicit their votes
with respect to the proposal.   The Directors of the Fund will then vote the
Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in the same proportion as the shares for which they receive voting instructions.


         As of January 31, 1996, the following persons owned more than 25% of the voting securities of the Portfolio:



                  Sisters of Charity                                     53.68%
                  Northern Trust as Trustee(*)
                  Attn: Mutual Funds
                  P.O. Box 92956
                  Chicago, IL 60675

                  Hewitt IRA Portfolio                                   41.04%
                  Wachovia Bank of North Carolina as Custodian(*)
                  Attn: Mutual Funds
                  301 N. Main Street
                  Winston Salem, NC 27150


                  *Owner of record only.

         Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer's plan documents or in documents provided by the institution.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005


CUSTODIAN
PNC BANK, National Association
200 Stevens Drive, Airport Business Center
Lester, PA 19113


ACCOUNTING SERVICE AND DIVIDEND DISBURSING AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                       DFA ONE-YEAR FIXED INCOME PORTFOLIO II


                          DIMENSIONAL INVESTMENT GROUP INC.

            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION


                                    MARCH 29, 1996



          This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of DFA One-Year Fixed Income Portfolio II (the "Portfolio") of Dimensional Investment Group Inc. (the "Fund"), dated March 29, 1996, which can be obtained by writing or calling the Shareholder Services Agent for your employer's plan.



                                  TABLE OF CONTENTS



                                                                         PAGE

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . 2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . 2

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . 4

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . . 4

OTHER INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

PRINCIPAL HOLDERS OF SECURITIES  . . . . . . . . . . . . . . . . . . . . . 8

CALCULATION OF PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . . . . 8

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

                                BROKERAGE TRANSACTIONS

         The DFA One-Year Fixed Income Series (the "Series") of The DFA Investment Trust Company (the "Trust") acquires and sells securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price and execution for the securities being traded among the dealers with whom the Series effects transactions.


         Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. Brokerage transactions may be placed with securities firms that are affiliated with an affiliate of the Advisor. Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.


         The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Series, except if the Portfolio receives securities from the Series to satisfy the Portfolio's redemption request. (See "REDEMPTION OF SHARES.")


                                INVESTMENT LIMITATIONS

         The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Series are the same as those of the Portfolio.

         The Portfolio will not:

              (1) invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate;

              (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

              (3) as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result of more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

              (4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

              (5) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of its gross assets valued at the lower of market or cost;

              (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value;

              (7) invest more than 10% of the value of the Portfolio's total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

              (8) engage in the business of underwriting securities issued by others;

              (9) invest for the purpose of exercising control over management of any company;

              (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

              (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

              (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; except the Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy;"

              (13) write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

              (14) purchase warrants;

              (15) purchase securities on margin or sell short; or

              (16) acquire more than 10% of the voting securities of any issuer.

         The investment limitations described in (3), (7), (9), (10), (11),
(12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series.

         Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares.

         For purposes of (7) above, the Portfolio (indirectly through the Series) may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the "1933 Act") subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

         For the purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

         Unless otherwise indicated, all limitations applicable to the Portfolio's and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of the Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio's or Series' total assets will not require the Portfolio or Series to dispose of an investment until the Advisor determines that is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


                             MANAGEMENT OF THE PORTFOLIO

         DFA has undertaken to reimburse the Portfolio to the extent necessary to satisfy the most restrictive expense ratio required by any state in which the Portfolio's shares are qualified for sale. Presently, the most restrictive expense limitation is 2.5% on the first $30,000,000 of average annual net assets of the Portfolio, 2.0% of the next $70,000,000 of such assets, and 1.5% of any excess.

                                DIRECTORS AND OFFICERS

         The names and addresses of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS


         David G. Booth, 49, Director*, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Asia Inc., DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company. Chairman and Director, Dimensional Fund Advisors Ltd.



         George M. Constantinides, 48, Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.



         John P. Gould, 57, Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).



         Roger G. Ibbotson, 52, Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).

         Merton H. Miller, 72, Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. Public Director, Chicago Mercantile Exchange.



         Myron S. Scholes, 54, Director, Greenwich, CT. Limited Partner, Long Term Capital Management L.P. (money manager). Frank E. Buck Professor of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University (on leave). Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breedon Group of Investment Companies.


         Rex A. Sinquefield, 51, Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.


*Interested Director of the Fund.

OFFICERS


         Each of the officers listed below hold the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.


         Arthur Barlow, 40, Vice President, Santa Monica, CA.


         Truman Clark, 54, Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.


         Maureen Connors, 59, Vice President, Santa Monica, CA.


         Robert Deere, 38, Vice President, Santa Monica, CA.

         Irene R. Diamant, 45, Vice President and Secretary, Santa Monica, CA.

         Eugene Fama, Jr., 35, Vice President, Santa Monica, CA.


         David Plecha, 34, Vice President, Santa Monica, CA.


         George Sands, 40, Vice President, Santa Monica, CA. Managing Director, Asset Strategy Consulting, Los Angeles, CA from 1991 to 1992 and previously Vice President, Wilshire Associates, Santa Monica, CA.


         Michael T. Scardina, 40, Vice President, Chief Financial Officer, Controller and Treasurer, Santa Monica, CA.

         Cem Severoglu, 32, Vice President, Santa Monica, CA.

         Jeanne C. Sinquefield, Ph.D., 49, Executive Vice President, Santa Monica, CA.


         Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.


         Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1995, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.



                              Aggregate           Total Compensation from
                             Compensation                  Fund
Director                      from Fund               and Fund Complex
--------                -----------------------  --------------------------
George M. Constantinides        $5,000                     $30,000
John P. Gould                   $5,000                     $30,000
Roger G. Ibbotson               $5,000                     $30,000
Merton H. Miller                $4,000                     $24,000
Myron S. Scholes                $5,000                     $30,000


         Directors and officers as a group own less than 1% of the Portfolio's outstanding stock.

                                  OTHER INFORMATION

         For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal year ended November 30, 1995, the Series paid advisory fees of $310,000. The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.

         The Fund was known as DFA U.S. Large Cap Inc. from February, 1992 until the Fund amended its Articles of Incorporation in April, 1993 to change to its present name. Prior to a February, 1992 amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The Fund commenced offering the shares of its Portfolios as follows:



         The shares of the Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and nonassessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the Investment Company Act of 1940 (the "1940 Act") or other applicable law. The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.


         PNC Bank, National Association serves as a custodian for the Portfolio and the Series. The custodian maintains a separate account or accounts for the Portfolio and the Series; receives, holds and releases portfolio securities on account of the Portfolio and the Series; makes receipts and disbursements of money on behalf of the Portfolio and the Series; and collects and receives income and other payments and distributions on account of the Portfolio's and Series' portfolio securities.


         Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements.


                             PURCHASE OF SHARES

         The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."


         The Fund will accept purchase and redemption orders on each day that the NYSE is open for business. On other days, the Fund will generally be closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

         The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

                                 REDEMPTION OF SHARES

         The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."


         The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "SEC"), (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

         If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price by a distribution of portfolio securities from the Portfolio in lieu of cash. Upon such a determination by both the Board of Directors of the Fund and the Board of Trustees of the Trust, the Portfolio may pay the redemption price, in lieu of cash, by a distribution of portfolio securities that the Portfolio receives from the Series to satisfy the Portfolio's redemption request. Any such redemption by the Series and/or the Portfolio would be in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

                           PRINCIPAL HOLDERS OF SECURITIES

         As of January 31, 1996, the following stockholders owned 5% or more of the outstanding stock of the Portfolio, as set forth below:



         Sisters of Charity                                              53.68%
         Northern Trust as Trustee*
         Attn: Mutual Funds
         P.O. Box 92956
         Chicago, IL 60675



         Hewitt IRA Portfolio                                            41.04%
         Wachovia Bank of North Carolina as Custodian*
         Attn: Mutual Funds
         301 N. Main Street
         Winston Salem, NC 27150

         ----------------------
         *Owner of record only.


                           CALCULATION OF PERFORMANCE DATA

         The annualized percentage total return for the Portfolio for the period from February 9, 1995 (date of initial investment) through November 30, 1995, using the standardized method of calculation required by the SEC is 4.95%.


         As the following formula indicates, the Portfolio and Series each determines its annualized total return by finding the annualized total return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

        n
P(1 + T)  = ERV

where:

         P  = a hypothetical initial payment of $1,000

         T  = annualized compound rate of return

         n  = number of years

        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

         In addition to the standardized method of calculating performance required by the SEC, the Portfolio and Series may disseminate other performance data. Non-standardized return data may be presented over time periods which extend prior to when the Portfolio or the Series commenced investment operations by using simulated data consistent with the investment policy of the Portfolio and the Series for that portion of the period prior to the initial investment date. The simulated data would exclude the deduction of Portfolio and Series expenses which would otherwise reduce the returns quotations.

                                 FINANCIAL STATEMENTS


         The audited financial statements and financial highlights of the Portfolio for the period from February 9, 1995 (date of initial investment) through November 30, 1995, as set forth in the Fund's annual report to stockholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.



         The audited financial statements of the Series of the Trust for the fiscal year ended November 30, 1995, as set forth in the Trust's annual report to shareholders, are incorporated herein by reference.



         A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of the Statement of Additional Information.

                                      PROSPECTUS

                                    MARCH 29, 1996

                          U.S. SMALL CAP VALUE PORTFOLIO II

                                  -----------------


         This prospectus describes U.S. SMALL CAP VALUE PORTFOLIO II (the "Portfolio"), a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401,
(310) 395-8005. The Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to 401(k) defined contribution plans and clients, customers or members of certain institutions. The Fund issues eleven series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. The Fund has not established a minimum initial purchase requirement for the Portfolio.



         THE INVESTMENT OBJECTIVE OF THE PORTFOLIO IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION. THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF THE DFA U.S. SMALL CAP VALUE SERIES (THE "SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"). THE SERIES IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT HAS THE SAME INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "SPECIAL INFORMATION ABOUT THE PORTFOLIO'S STRUCTURE."



         This prospectus sets forth information about the Portfolio that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolio, dated March 29, 1996, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.


                                  -----------------

SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THE SHARES INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                  -----------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                          PAGE

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . 3

SPECIAL INFORMATION ABOUT THE PORTFOLIO'S STRUCTURE. . . . . . . . . . . .   4

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . .   5

     Portfolio Characteristics and Policies. . . . . . . . . . . . . . . .   5

     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . . . . 5

     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . . . 6

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

     Small Company Securities. . . . . . . . . . . . . . . . . . . . . . . . 7

     Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

     Portfolio Strategies. . . . . . . . . . . . . . . . . . . . . . . . . . 7

     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . 7

     Futures Contracts and Options on Futures. . . . . . . . . . . . . . . . 7

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . 8

     Administrative Services . . . . . . . . . . . . . . . . . . . . . . . . 8

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . 9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

                                      HIGHLIGHTS


                                                                           PAGE

INVESTMENT OBJECTIVE                                                          5



     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the DFA U.S. Small Cap Value Series of the Trust (the "Series"), which in turn will invest in the stocks of small U.S. companies that have a high book value in relation to their market value. The investment objective of the Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. (See "INVESTMENT OBJECTIVE AND POLICIES.")


                                                                           PAGE

RISK FACTORS                                                                  7



     The Portfolio (indirectly through its investment in the Series) may invest in securities index futures contracts and options thereon. The Portfolio is also authorized to invest in repurchase agreements. These policies and the policy of the Portfolio to invest in the shares of the Series involve certain risks. (See "RISK FACTORS.")


                                                                           PAGE

MANAGEMENT AND ADMINISTRATIVE SERVICES                                        8



     Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides the Portfolio with administrative services and also serves as investment advisor to the Series. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio's shareholders. (See "MANAGEMENT OF THE PORTFOLIO.")


                                                                           PAGE

DIVIDEND POLICY                                                               9



     The Portfolio distributes dividends from its net investment income in November and December and any realized net capital gains annually after the end of its fiscal year in November. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")


                                                                           PAGE

PURCHASE, VALUATION AND REDEMPTION OF SHARES                                 10



     The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the "NYSE") on each day that the Exchange is open for business. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. The redemption price of a share of the Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES


              None*



         The expenses in the table below are based on those incurred by the Portfolio and the Series for the fiscal year ended November 30, 1995.



ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)



              Management Fee                                      0.20%
              Administration Fee (after voluntary fee waiver)     0.00%
              Other Expenses (after reimbursement)                0.76%
              Total Operating Expenses                            0.96%



    *Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.



   **The "Management Fee" is payable by the Series, and the "Administration
     Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio. "Other Expenses" include a fee paid to the Shareholder Services Agent of each employer plan or institution of .25% of the aggregate daily value of all shares of the Portfolio that are held in an account maintained by such Shareholder Services Agent, paid on a monthly basis.
     (See "Administrative Services.")


EXAMPLE

    You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:


                        1 Year      3 Years     5 Years     10 Years
                        ------      -------     -------     --------
                          $10          $31         $53         $118



         The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Series. (See "MANAGEMENT OF THE PORTFOLIO.") The Board of Directors of the Fund has considered whether such expenses will be more or less than they would have been if the Portfolio were to have invested directly in the securities held by the Series. The total expense ratio for the Portfolio and the Series is expected to be less over time than such ratio would have been if the Portfolio would have invested directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Series, including the Portfolio, will pay its proportionate share of the expenses of the Series.

         THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.



         Effective July 1, 1994, the Advisor agreed to waive its fee under the Administration Agreement with respect to the Portfolio, and to the extent that such waiver is insufficient, to reimburse the Portfolio, to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than .96% of the average net assets of the Portfolio on an annualized basis. Absent the Advisor's waiver of the administration fees and reimbursement, the ratio of expenses to average net assets for the Portfolio for the fiscal year ending November 30, 1995 would have been 1.50%. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees and the reimbursement of the Portfolio in the future. If the Advisor modifies or eliminates the fee waiver or reimbursement, such change will be set forth in the prospectus.


                           CONDENSED FINANCIAL INFORMATION


         The following financial highlights are part of the financial statements of the Portfolio. The information for each of the past fiscal years has been audited by independent auditors. The financial statements, related notes and the report of the independent auditors covering such financial information and financial highlights for the Fund's most recent fiscal year ended November 30, 1995, are incorporated by reference into the Statement of Additional Information. Further information about the Portfolio's performance is contained in the Fund's Annual Report to shareholders for the year ended November 30, 1995. A copy of the Annual Report (including the report of the independent auditors) may be obtained from the Fund upon request at no charge.



                                 FINANCIAL HIGHLIGHTS

                   (For a share outstanding throughout each period)



                                                                                     Year               August 3
                                                                                    Ended                  To
                                                                                   Nov. 30,              Nov. 30,
                                                                                     1995                  1994
                                                                                   --------              --------
Net Asset Value, Beginning of Period . . . . . . . . . . . . . . . . . . . .       $   9.65               $ 10.00
                                                                                   --------               -------
Income from Investment Operations
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . .           0.06                  0.11
  Net Gains (Losses) on Securities (Realized and Unrealized) . . . . . . . .           2.63                 (0.35)
                                                                                   --------               -------
    Total from Investment Operations . . . . . . . . . . . . . . . . . . . .           2.69                 (0.24)
                                                                                   --------               -------
Less Distributions
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . .          (0.06)                (0.11)
  Net Realized Gains . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (0.15)                   --
                                                                                   --------               -------
    Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . .          (0.21)                (0.11)
                                                                                   --------               -------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . . . . . . . .       $  12.13               $  9.65
                                                                                   --------               -------
                                                                                   --------               -------
Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          27.90%                (2.39)%#
Net Assets, End of Period (thousands). . . . . . . . . . . . . . . . . . . .       $ 14,290               $ 6,055
Ratio of Expenses to Average Net Assets (1). . . . . . . . . . . . . . . . .           0.96%(a)              0.96%*(a)
Ratio of Net Investment Income to Average Net Assets . . . . . . . . . . . .           0.68%(a)              4.78%*(a)
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . . . . . . . .            N/A                   N/A



*Annualized
#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1995 and 1994 would have been 1.50% and 2.33%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1995 and 1994 would have been 0.14% and 3.41%, respectively.
N/A Refer to the respective Master Fund Series.

                 SPECIAL INFORMATION ABOUT THE PORTFOLIO'S STRUCTURE


         The Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Series, an open-end, management investment company registered under the Investment Company Act of 1940, having the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of the Series may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series. This prospectus describes the investment objective, policies and restrictions of the Portfolio and the Series. (See "INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIO" for a description of the management and other expenses associated with the Portfolio's investment in the Series. Other institutional investors, including other mutual funds, may invest in the Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Series other than through the Portfolio.

         The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. While investment in the Series by other institutional investors offers potential benefits to the Series and, through its investment in the Series, the Portfolio also, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the Portfolio could have effective voting control over the operation of the Series.


         Further, if the Series changes its investment objective in a manner which is inconsistent with the investment objective of the Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.

         Finally, the Portfolio's investment in the shares of a registered investment company such as the Series is new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invests.

                          INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES

         The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the Series, which has the same investment objective and policies as the Portfolio. The Series seeks to achieve its objective by investing in common stocks of small U.S. companies that have a high book value in relation to their market value (a "book to market ratio"). The shares of a company will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the New York Stock Exchange ("NYSE"), and, except as described below, will be considered eligible for investment. A company will be considered "small" if its market capitalization (i.e., the market price of its common stock multiplied by the number of outstanding shares) is less than the market capitalization of the NYSE-listed company with the median market capitalization of all such listed companies. In addition, the Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock ("privately placed convertible debentures"). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Series' total assets at the time of purchase.

PORTFOLIO STRUCTURE


         The Series will operate as a "diversified" investment company.
Further, the Series will not invest more than 25% of its total assets in securities of companies in a single industry. Ordinarily, at least 80% of the assets of the Series will be invested in a broad and diverse group of readily marketable common stocks of small U.S. companies with high book to market ratios, as described above. The Series may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities, such as money market instruments, including short-term repurchase agreements. The Series may invest in index futures contracts and options on futures contracts provided that, in accordance with current regulations, not more than 5% of the Series' total assets are then invested as initial margin deposits on such contracts or options. The Series will purchase securities that are listed on the principal U.S. national securities exchanges and traded over-the-counter.

         The Series will be structured on a market capitalization basis, by generally basing the amount of each security purchased on the issuer's relative market capitalization, with a view to creating in the Series a reasonable reflection of the relative market capitalizations of its portfolio companies. However, the Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines, in its best judgment, that other conditions exist that make the inclusion of such security inappropriate.


         Deviation from strict market capitalization weighting will also occur because the Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Series may be reduced from time to time from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Series' assets may be invested in interest-bearing obligations, such as money-market instruments, thereby causing further deviation from market capitalization weighting. The Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Series.


         Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of small U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are not more than the maximum on such list will be purchased by the Series. Additional investments will not be made in securities which have appreciated in value to such an extent that they are not then considered by the Advisor to be small companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Series' holdings increase in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale. A further deviation from market capitalization weighting may occur if the Series invests a portion of its assets in privately placed convertible debentures. (See "Portfolio Characteristics and Policies.")

         It is management's belief that the stocks of small U.S. companies with high book to market ratios offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Series.

         The Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Series do pay dividends. It is anticipated, therefore, that the Series will receive dividend income.

PORTFOLIO TRANSACTIONS

         The Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure", investments will be made in virtually all eligible securities on a market capitalization weighted basis. This is a passive approach to investment management that does not entail taking steps to reduce risk by replacing portfolio equity securities with other securities that appear to have the potential to provide better investment performance.

         Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Series may sell portfolio securities when the issuer's market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by the Series. In addition, the Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Series. While the Series anticipates that it will generally retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer's book to market ratio, securities may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale.


                                   SECURITIES LOANS

         The Series is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Series may earn additional income from lending securities, such activity is incidental to the Series' investment objective.
The value of securities loaned may not exceed 331/3% of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities, but as long as it holds only shares of the Series, it will not do so.

                                     RISK FACTORS


SMALL COMPANY SECURITIES


         Typically, securities of small companies are less liquid than securities of large companies. Recognizing this factor, the Series will endeavor to effect securities transactions in a manner to avoid causing significant price fluctuations in the market for these securities.


BORROWING


         The Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, the Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging", and in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. The interest payable on the amount borrowed would increase the Series' expenses and if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series will be reduced as a result of leveraging.


PORTFOLIO STRATEGIES


         The method employed by the Advisor to manage the Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.


REPURCHASE AGREEMENTS


         In addition, the Series may invest in repurchase agreements. A repurchase agreement is a short-term investment in which the Series acquires ownership of debt securities from a bank which is a member of the Federal Reserve System, or from a well-established securities dealer (the "seller"), and the seller agrees to repurchase those securities at a future time and set price, thereby determining the yield during the Series' holding period. If the seller becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Series and, therefore, subject to sale by the trustee in bankruptcy. Management believes that the risks associated with repurchase agreements can be controlled through stringent security selection criteria and careful monitoring procedures.


FUTURES CONTRACTS AND OPTIONS ON FUTURES



         The Series also may invest in index futures contracts and options on index futures, provided that, in accordance with current regulations, not more than 5% of the Series' total assets are then invested as initial margin deposits on such contracts or options. In addition, to the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Series and the prices of such futures contracts and options, and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting a Series' ability to close a position in such investments. Gains or losses on investments in options and futures depend on the direction of securities prices, interest rates and other economic factors, and the loss from investing in futures contracts is potentially unlimited. Certain restrictions imposed by the Internal Revenue Code may limit the ability of a Series to invest in futures contracts and options on futures contracts.


                             MANAGEMENT OF THE PORTFOLIO

         Dimensional Fund Advisors Inc. serves as investment advisor to the Series and, as such, is responsible for the management of its assets.
Investment decisions for the Series are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Series with a trading department and selects brokers and dealers to effect securities transactions.

         Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

         For the fiscal year ended November 30, 1995, the Advisor received a fee for its advisory services to the Series equal to 0.20% of the average net assets of the Series, and the total expenses of the Portfolio were 0.96% of its average net assets. Absent the Advisor's waiver of its fee under the Administration Agreement with respect to the Portfolio (see "Administrative Services") and its reimbursement of portfolio expenses to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than 0.96% of the average net assets of the Portfolio on an annual basis, the ratio of expenses to average net assets for the fiscal year ended November 30, 1995 would have been 1.50%.

         The Portfolio and the Series each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal and, for only the Portfolio, state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio of the Fund or Series of the Trust are so allocated and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of the amount of fees paid by the Fund or Trust to PFPC Inc. ("PFPC"), the dividend disbursing and accounting services agent of the Fund.

         The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $14 billion. David G. Booth and Rex A. Sinquefield, directors and officers of both the Fund and the Advisor and trustees and officers of the Trust, together own approximately 63% of the Advisor's outstanding stock and may be deemed controlling persons of the Advisor.

         The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolio. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Series. The Portfolio's statement of additional information furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES

         The Fund has entered into an Administration Agreement with the Advisor on behalf of the Portfolio. Pursuant to the Administration Agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record (i.e. 401(k) plans and institutions which have omnibus accounts with the Portfolio) with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of .30% of the average net assets of the Portfolio. Effective July 1, 1994, the Advisor agreed to waive its fee under the Administration Agreement with respect to the Portfolio, and to the extent that such waiver is insufficient, to reimburse the Portfolio, to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than .96% of the average net assets of the Portfolio on an annualized basis.
The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees in the future.

         The Fund intends to enter into shareholder service agreements with certain Shareholder Service Agents on behalf of the Portfolio. The Shareholder Service Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer's plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. These services to be provided under the shareholder service agreements may include any of the following: individual recordkeeping for 401(k) plan participants and clients, customers or members of institutions (collectively referred to herein as "Participants"); sending statements to Participants reflecting account activities such as purchases, redemptions and dividend payments; responding to Participant inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing Participant orders; and providing the Portfolio with information necessary to the registration of the Portfolio's shares under the state securities laws.


                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

         The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The Portfolio's policy is to distribute substantially all net investment income in November and December and any realized net capital gains annually after November 30, the close of the Fund's fiscal year. The Series also intends to qualify as a regulated investment company under the Code.


         Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

         The Portfolio receives income in the form of income dividends paid by the Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of the Portfolio will be distributed as described above. Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax.

         Whether paid in cash or additional shares and regardless of the length of time the Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends on the aggregate qualifying dividend income received by the Series from domestic (U.S.) sources.

              For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

         Dividends which are declared in November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another Portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

         The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.


         The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.


                                  PURCHASE OF SHARES

         Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Code and (ii) to clients, customers or members of certain institutions.
Provided that shares of the Portfolio are available under an employer's plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by Fund management for making investments. Shares are available through the Shareholder Services Agent designated under the employer's plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer's plan or institution imposes a minimum transaction requirement.


                                 VALUATION OF SHARES

         The net asset values per share of the Portfolio and the Series are calculated as of the close of the NYSE by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Series, respectively. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

         Provided that the Shareholder Services Agent has received the investor's investment instructions in good order and the Custodian has received the investor's payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the order by PFPC. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

         Management believes that any dilutive effective of the cost of investing the proceeds of the sale of the shares of the Portfolio will be minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a reimbursement fee. However, a reimbursement fee may be charged prospectively, from time, to time based upon the future experience of the Series which would be used to defray the costs of investing in securities (such as brokerage commissions taxes and other transaction costs). Any such charge will be described in the prospectus.

                                     DISTRIBUTION

         The Fund acts as distributor of the Portfolio's shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolio's shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.


                                  EXCHANGE OF SHARES

         Provided such transactions are permitted under the employer's 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the DFA International Value Portfolio II or the U.S. Large Cap Value Portfolio II by completing the necessary documentation as required by the Shareholder Services Agent designated in the employer's plan or by the institution.

         The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated. Exchanges will be accepted only if the shares of the portfolio being acquired are registered in the investor's state of residence.

         The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

         There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.



                                 REDEMPTION OF SHARES

         Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

         Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.


                                 GENERAL INFORMATION

         The Fund was incorporated under Maryland law on March 19, 1990. The shares of the Portfolio, when issued and paid for in accordance with this prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemptions or any other feature.

         The Portfolio and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods and by linking the actual return of a Portfolio with data for periods prior to the Portfolio's inception. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

           The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the Portfolio in the Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

         Whenever the Portfolio, as an investor in the Series, is asked to vote on a proposal to change a fundamental investment policy (i.e. a policy that may be changed only with the approval of shareholders) of the Series, the Fund will hold a special meeting of the Portfolio's shareholders to solicit their votes
with respect to the proposal.   The Directors of the Fund will then vote the
Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in the same proportion as the shares for which they receive voting instructions.

         As of January 31, 1996, the following person owns more than 25% of the voting securities of the Portfolio:


              Charles Schwab & Co.-REIN*                                   100%
              101 Montgomery Street
              San Francisco, CA 94104

              * Owner of record only


         Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer's plan documents or in documents provided by the institution.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005


CUSTODIAN
PNC BANK, NATIONAL ASSOCIATION
200 Stevens Drive, Airport Business Center
Lester, PA  19113


ACCOUNTING SERVICE AND DIVIDEND DISBURSING AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                          U.S. SMALL CAP VALUE PORTFOLIO II


                          DIMENSIONAL INVESTMENT GROUP INC.

            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION

                                    MARCH 29, 1996



         This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of U.S. Small Cap Value Portfolio II (the "Portfolio") of Dimensional Investment Group Inc. (the "Fund"), dated March 29, 1996, which can be obtained by writing or calling the Shareholder Services Agent for your employer's plan.



                                  TABLE OF CONTENTS


                                                                           PAGE
INVESTMENT OBJECTIVE AND POLICIES...........................................2

BROKERAGE TRANSACTIONS......................................................2

INVESTMENT LIMITATIONS......................................................3

FUTURES CONTRACTS...........................................................5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS..................................6

MANAGEMENT OF THE PORTFOLIO.................................................6

DIRECTORS AND OFFICERS......................................................6

ADMINISTRATIVE SERVICES.....................................................8

OTHER INFORMATION...........................................................8

PRINCIPAL HOLDERS OF SECURITIES.............................................9

PURCHASE OF SHARES..........................................................9

REDEMPTION OF SHARES.......................................................10

CALCULATION OF PERFORMANCE DATA............................................10

FINANCIAL STATEMENTS.......................................................11

                          INVESTMENT OBJECTIVE AND POLICIES

         The following information supplements the information set forth in the prospectus under the caption "INVESTMENT OBJECTIVE AND POLICIES," and applies to the DFA U.S. Small Cap Value Series (the "Series") of The DFA Investment Trust Company (the "Trust").


         Because the structure of the Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that the Series will include as much as 5% of the voting securities of any issuer.

                                BROKERAGE TRANSACTIONS

         During the fiscal years ended November 30, 1993, 1994 and 1995, the Series paid brokerage commissions of $328,869, $1,860,712 and $1,025,415, respectively. Portfolio transactions of the Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services.


         Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its management. Brokerage transactions may be placed with securities firms that are affiliated with an affiliate of the Advisor. Commissions on such transactions would be commensurate with the rate of commissions paid on similar transactions effected by brokers that are not so affiliated and the frequency of, and the selection of brokers to effect, such transactions would be fair and reasonable to the Portfolio's shareholders. No commissions were paid to affiliates or affiliates of affiliates during fiscal years 1994 and 1995.

         The over-the-counter ("OTC") companies eligible for purchase by the Series are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

         The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Series can effect transactions at the best available prices.


         During fiscal year 1995, the Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series of $493,455 with respect to securities transactions valued at $99,862,560. The investment management agreement permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Series. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series.



         The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Series, except if the Portfolio receives securities from the Series to satisfy the Portfolio's redemption request. (See "REDEMPTION OF SHARES.")


                                INVESTMENT LIMITATIONS

         The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Series are the same as those of the Portfolio.

         The Portfolio will not:


         (1) invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

         (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

         (3) as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result of more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

         (4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

         (5) borrow, except that the Portfolio may borrow for temporary or emergency purposes or to pay redemptions, amounts not exceeding 33% of its net assets from banks and pledge not more than 33% of such assets to secure such loans;

         (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

         (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

         (8) engage in the business of underwriting securities issued by others;

         (9) invest for the purpose of exercising control over management of any company;

         (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

         (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

         (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

         (13) write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;


         (14) purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of other equity securities;

         (15) purchase securities on margin or sell short; or

         (16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Portfolio.


         The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

         Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares.

         The investment limitations described in (3), (4), (7), (9), (10),
(11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end
investment company, such as the Series.   For the purposes of (12) above,
utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

         Pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Series' limitations on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

         Although the Series has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

         Unless otherwise indicated, all limitations applicable to the Portfolio's and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio's or Series' total assets will not require the Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.


                                  FUTURES CONTRACTS


         The Series is authorized to enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expects to earn income on its margin deposits. Pursuant to current regulations, the Series will not enter into futures contract transactions if, immediately thereafter, its margin deposits on open contracts exceed 5% of the market value of its total assets. In addition, to the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the SEC, the Series may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

         Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Series would continue to be required to continue to make variation margin deposits. in such circumstances, if the Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

         Except for transactions the Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.


         In order for the Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. l In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Series' annual gross income. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Series may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of the Series' fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.



                             MANAGEMENT OF THE PORTFOLIO

         DFA has undertaken to reimburse the Portfolio to the extent necessary to satisfy the most restrictive expense ratio required by any state in which the Portfolio's shares are qualified for sale. Presently, the most restrictive expense limitation is 2.5% on the first $30,000,000 of average annual net assets of the Portfolio, 2.0% of the next $70,000,000 of such assets, and 1.5% of any excess.

         For its services as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series.


                                DIRECTORS AND OFFICERS

         The names and addresses of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS


         David G. Booth, 49, Director*, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Asia Inc., DFA Investment Dimensions Group Inc. (registered investment company) and

Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company. Chairman and Director, Dimensional Fund Advisors Ltd.


         George M. Constantinides, 48, Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.




         John P. Gould, 57, Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).


         Roger G. Ibbotson, 52, Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).


         Merton H. Miller, 72, Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. Public Director, Chicago Mercantile Exchange.


         Myron S. Scholes, 54, Director, Greenwich, CT. Limited Partner, Long Term Capital Management L.P. (money manager). Frank E. Buck Professor of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University (on leave). Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breedon Group of Investment Companies.


         Rex A. Sinquefield, 51, Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty-Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.


*Interested Director of the Fund.

OFFICERS

         Each of the officers listed below hold the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty-Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.

         Arthur Barlow, 40, Vice President, Santa Monica, CA.

         Truman Clark, 54, Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.


         Maureen Connors, 59, Vice President, Santa Monica, CA.


         Robert Deere, 38, Vice President, Santa Monica, CA.


         Irene R. Diamant, 45, Vice President and Secretary, Santa Monica, CA.


         Eugene Fama, Jr., 35, Vice President, Santa Monica, CA.


         David Plecha, 34, Vice President, Santa Monica, CA.


         George Sands, 40, Vice President, Santa Monica, CA. Managing Director, Asset Strategy Consulting, Los Angeles, CA from 1991 to 1992 and previously Vice President, Wilshire Associates, Santa Monica, CA.


         Michael T. Scardina, 40, Vice President, Chief Financial Officer, Controller and Treasurer, Santa Monica, CA.


         Cem Severoglu, 32, Vice President, Santa Monica, CA.


         Jeanne C. Sinquefield, Ph.D., 49, Executive Vice President, Santa Monica, CA.

         Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

         Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1995, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.


                                  Aggregate       Total Compensation from
                                 Compensation              Fund
Director                          from Fund          and Fund Complex
--------                        --------------    --------------------------
George M. Constantinides            $5,000               $30,000
John P. Gould                       $5,000               $30,000
Roger G. Ibbotson                   $5,000               $30,000
Merton H. Miller                    $4,000               $24,000
Myron S. Scholes                    $5,000               $30,000



Directors and officers as a group own less than 1% of the Portfolio's outstanding stock.

                               ADMINISTRATIVE SERVICES

    PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC a monthly fee of $1,000.


                                  OTHER INFORMATION

    For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal years ended November 30, 1993, 1994 and 1995, the Series paid advisory fees of $94,000, $459,000 and $976,000, respectively. The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.



    The Fund was known as DFA U.S. Large Cap Inc. from February, 1992 until the Fund amended its Articles of Incorporation in April, 1993 to change to its present name. Prior to a February, 1992 amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.



    With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.



    PNC Bank, National Association serves as the custodian for the Portfolio and the Series. The custodian maintains a separate account or accounts for the Portfolio and Series; receives, holds and releases portfolio securities on account of the Portfolios and Series; makes receipts and disbursements of money on behalf of the Portfolios and Series; and collects and receives income and other payments and distributions on account of the Portfolio's and Series' portfolio securities.



    Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements on an annual basis.


                           PRINCIPAL HOLDERS OF SECURITIES

    As of January 31, 1996, the following stockholders own beneficially at least 5% of the outstanding stock of the Portfolio, as set forth below.

                 Charles Schwab & Co.-REIN*                                100%
                 101 Montgomery Street
                 San Francisco, CA 94104

                 * Owner of record only


                                  PURCHASE OF SHARES


         The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

         The Fund will accept purchase and redemption orders on each day that the NYSE is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days that the NYSE is closed, except that it is open on Good Friday and closed on Martin Luther King, Jr. Day, Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

         The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.


                                 REDEMPTION OF SHARES


         The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

         The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.


         If the Board of Directors of the Fund and the Board of Trustees of the Trust determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio and the shareholders of the Series, respectively, to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution of portfolio securities that the Portfolio receives from the Series to satisfy the Portfolio's redemption request in lieu of cash. The redemptions by both the Series and the Portfolio would be in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

                           CALCULATION OF PERFORMANCE DATA


         Following are quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ended November 30, 1995 (as applicable) using the standardized method of calculation required by the Securities and Exchange Commission ("SEC"):



              One Year            Five Years          Ten Years
              --------            ----------          ---------
                27.90              16 months             n/a
18.11


         As the following formula indicates, the Portfolio and Series each determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

        n
P(1 + T)  = ERV

where:

         P  = a hypothetical initial payment of $1,000

         T  = average annual total return

         n  = number of years

        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

         In addition to the standardized method of calculating performance required by the SEC, the Portfolio and Series may disseminate other performance data. Non-standardized return data may be presented over time periods which extend prior to when the Portfolio or the Series commenced investment operations by using simulated data consistent with the investment policy of the Portfolio and the Series for that portion of the period prior to the initial investment date. The simulated data would exclude the deduction of Portfolio and Series expenses which would otherwise reduce the returns quotations.

                                 FINANCIAL STATEMENTS


         The audited financial statements and financial highlights of the Portfolio for the year ended November 30, 1995, as set forth in the Fund's annual report to stockholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.



         The audited financial statements of the Series of the Trust for the fiscal year ended November 30, 1995, as set forth in the Trust's annual report to shareholders, are incorporated herein by reference.

         A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of the Statement of Additional Information.

                                      PROSPECTUS

                                    MARCH 29, 1996


                         THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                                    ----------

         This prospectus describes THE DFA 6-10 INSTITUTIONAL PORTFOLIO (the "Portfolio"), a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401,
(310) 395-8005. The Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisers. The Fund issues eleven series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. The minimum initial purchase requirement for the Portfolio is $5,000,000.


         THE INVESTMENT OBJECTIVE OF THE PORTFOLIO IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION. THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF THE U.S. 6-10 SMALL COMPANY SERIES (THE "SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"). THE SERIES IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT HAS THE SAME INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIO."


         This prospectus sets forth information about the Portfolio that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Fund, dated March 29, 1996, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Portfolio at the above address or telephone number.

                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                            PAGE

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . .   3

THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . .   5

         Portfolio Characteristics and Policies. . . . . . . . . . . . . .   6

         Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . .   6

         Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . .   7

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8

         Small Company Securities. . . . . . . . . . . . . . . . . . . . .   8

         Portfolio Strategies. . . . . . . . . . . . . . . . . . . . . . .   8

         Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . .   8

MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . .     8

         Administrative Services . . . . . . . . . . . . . . . . . . . . .   9

         Directors and Officers. . . . . . . . . . . . . . . . . . . . . .   9

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . .   9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

         In Kind Purchases . . . . . . . . . . . . . . . . . . . . . . . .  11

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .  14

                                      HIGHLIGHTS

                                                                            PAGE

INVESTMENT OBJECTIVE                                                          5


         The investment objective of the Portfolio is to achieve long-term capital appreciation. The investment objective of the Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. The Portfolio seeks to achieve its investment objective by investing all of its investable assets in the U.S. 6-10 Small Company Series (the "6-10 Series") of the Trust, which in turn invests in the stocks of small companies traded in the U.S. securities markets. The size of a company will be measured by its relative market capitalization. The Series will be structured by generally basing the amount of each security purchased on the issuer's relative market capitalization applied on a basis of descending values, with a view to achieving a reasonable reflection of the relative market capitalizations of its portfolio companies. (See "Portfolio Characteristics and Policies.")

                                                                            PAGE

RISK FACTORS                                                                  8


         The Portfolio is authorized to invest in repurchase agreements. This policy and the policy of the Portfolio to invest in the shares of the Series involve certain risks. (See "RISK FACTORS.")

                                                                            PAGE

MANAGEMENT AND ADMINISTRATIVE SERVICES                                        8


         Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides the Portfolio with administrative services and also serves as investment advisor to the Series. (See "MANAGEMENT OF THE FUND.")

                                                                            PAGE

DIVIDEND POLICY                                                               9


         The Portfolio distributes substantially all of its net investment income and any net realized capital gains in November and December of each year. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

                                                                            PAGE

PURCHASE, VALUATION AND REDEMPTION OF SHARES                                 11


         The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the "NYSE") on each day that the Exchange is open for business. The minimum initial purchase requirement for the Portfolio's shares is $5,000,000. There is no minimum purchase requirement for subsequent purchases. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. The redemption price of a share of the Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

         None(*)


         The expenses in the expense table below are based on those incurred by the Portfolio and the Series for the fiscal year ended November 30, 1995.


ANNUAL FUND OPERATING EXPENSES(**)

(AS A PERCENTAGE OF AVERAGE NET ASSETS)

              Management Fee                          0.03%
              Administration Fee (after fee waiver)   0.00%
              Other Expenses  (after reimbursement)   0.17%
              Total Operating Expenses                0.20%


(*) Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.


(**) The "Management Fee" is payable by the Series, and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio.


EXAMPLE

    You would pay the following transaction and annual operating expenses on a $1,000 investment in the Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:

                             1 Year    3 Years   5 Years   10 Years
                             ------    -------   -------   --------
                               $2         $6       $11        $26


         The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Series. (See "MANAGEMENT OF THE FUND.") The Board of Directors of the Fund has considered whether such expenses will be more or less than they would be if the Portfolio were to invest directly in the securities held by the Series. The aggregate amount of expenses for the Portfolio and Series may be greater than it would have been if the Portfolio were to invest directly in the securities held by the Series. However, the total expense ratio for the Portfolio and the Series is expected to be less over time than such ratio would have been if the Portfolio would have invested directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Series, including the Portfolio, will pay its proportionate share of the expenses of the Series.


         THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

         Beginning November 30, 1993, the Advisor agreed to limit the total expenses of the Portfolio to not more than 0.20% of the average net assets of the Portfolio on an annualized basis. Pursuant to this agreement, the Advisor first will waive its fee under the Administration Agreement with respect to the Portfolio and, if necessary, will also reimburse the Portfolio to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than 0.20% of the average net assets of the Portfolio on an annualized basis. Pursuant to this agreement, the effective administration fee for the year ending November 30, 1995 was 0.00% of the Portfolio's average net assets, rather than the 0.07% payable under the Administration Agreement. Absent the Advisor's fee waiver and reimbursement of expenses, the annualized ratio of expenses to average net assets for the Portfolio for the fiscal year ended November 30, 1995 would have been 0.56%. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees in the future. If the Advisor modifies or eliminates the fee waiver, such change will be set forth in the prospectus.


                           CONDENSED FINANCIAL INFORMATION

         The following financial highlights are part of the financial statements of the Portfolio. The information for each of the past fiscal years has been audited by independent auditors. The financial statements, related notes and the report of the independent auditors covering such financial information and financial highlights for the Fund's most recent fiscal year ended November 30, 1995, are incorporated by reference into the Statement of Additional Information. Further information about the Portfolio's performance is contained in the Fund's Annual Report to shareholders for the year ended November 30, 1995. A copy of the Annual Report (including the report of the independent auditors) may be obtained from the Fund upon request at no charge.

                                 FINANCIAL HIGHLIGHTS

                     (For a share outstanding throughout each period)

                                                                             Year Ended       Year Ended          May 4 to
                                                                               Nov. 30,        Nov. 30,           Nov. 30,
                                                                                 1995            1994               1993
                                                                             -----------       ---------          --------
Net Asset Value, Beginning of Period. . . . . . . . . . . . . . . . . . .      $10.29            $10.61             $10.00
                                                                               ------            ------             ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . .        0.13              0.13               0.10
  Net Gains (Losses) on Securities (Realized and
    Unrealized) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2.84             (0.08)              0.68
                                                                               ------            ------             ------
    Total from Investment Operations. . . . . . . . . . . . . . . . . . .        2.97              0.05               0.78
                                                                               ------            ------             ------
LESS DISTRIBUTIONS
  Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . .       (0.13)            (0.21)             (0.02)
  Net Realized Gains. . . . . . . . . . . . . . . . . . . . . . . . . . .       (0.34)            (0.16)             (0.15)
                                                                               ------            ------             ------
    Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . .       (0.47)            (0.37)             (0.17)
                                                                               ------            ------             ------
Net Asset Value, End of Period. . . . . . . . . . . . . . . . . . . . . .      $12.79            $10.29             $10.61
                                                                               ------            ------             ------
                                                                               ------            ------             ------
Total Return. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       29.08%             0.53%              7.78%#
Net Assets, End of Period (thousands) . . . . . . . . . . . . . . . . . .      $21,192           $15,070             $1,801
Ratio of Expenses to Average Net Assets (1) . . . . . . . . . . . . . . .        0.20%(a)          0.20%(a)           0.20%*(a)
Ratio of Net Investment Income to Average Net Assets. . . . . . . . . . .        1.12%(a)          1.93%(a)           1.90%*(a)
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . .        N/A                 N/A              N/A

---------------
*Annualized
#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1995, 1994 and 1993 would have been 0.56%. 0.82% and 2.29%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1995, 1994 and 1993 would have been 0.77%, 1.31% and (0.19)%, respectively.

N/A Refer to the respective Master Fund Series.

                                    THE PORTFOLIO

         The Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Series, an open-end, management investment company registered under the Investment Company Act of 1940 having the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of the Series may not
                                          4
be changed without the affirmative vote of a majority of the outstanding securities of that Series. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series. This prospectus describes the investment objective, policies and restrictions of the Portfolio and the Series. (See "Investment Objective and Policies.") In addition, an investor should read "MANAGEMENT OF THE FUND" for a description of the management and other expenses associated with the Portfolio's investment in the Trust. Other institutional investors, including other mutual funds, may invest in the Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401,
(310) 395-8005, for information about the availability of investing in the Series other than through the Portfolio.


         The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. While investment in the Series by other institutional investors offers potential benefits to the Series and, through its investment in the Series, also to the Portfolio, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the Portfolio could have effective voting control over the operation of the Series.


         Further, if the Series changes its investment objective in a manner which is inconsistent with the investment objective of the Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.

         Finally, the Portfolio's investment in the shares of a registered investment company such as the Series is relatively new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invests.

                          INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio provides investors with access to a securities portfolio consisting of small U.S. companies. Company size will be determined for purposes of the Series solely on the basis of a company's market capitalization. "Market capitalization" will be calculated by multiplying the price of a company's stock by the number of its shares of common stock. The Portfolio, indirectly through ownership of the Series, will be structured to reflect reasonably the relative market capitalizations of the Series' portfolio companies. The Advisor believes that over the long term the investment performance of small companies in the U.S. is superior to that of large companies. Institutional investors which, for a variety of reasons, may choose not to make substantial, or any, direct investment in companies whose securities will be held by the Series, may participate indirectly in the investment performance of these companies through ownership of the Portfolio's stock.

PORTFOLIO CHARACTERISTICS AND POLICIES

         The Portfolio is a diversified investment company that pursues its investment objective by investing all of its assets in the Series, which has the same investment objective and policies as the Portfolio. The Series is a diversified investment company that invests in a broad and diverse group of small U.S. companies having readily marketable securities. Any reference in this prospectus to a "small U.S. company" means a company whose securities are traded in the U.S. securities markets and whose market capitalization is not larger than the largest of those in the smaller one half (deciles 6 through 10) of companies listed on the NYSE. The Series will purchase common stocks of companies whose shares are listed on the NYSE, the American Stock Exchange (the "AMEX") and traded in the over-the-counter market ("OTC"). The Series may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Series. It is the intention of the Series to acquire a portion of the common stock of each eligible NYSE, AMEX and OTC company on a market capitalization weighted basis. (See "Portfolio Structure.") In the future, the Series may purchase common stocks of small U.S. companies which are listed on other U.S. securities exchanges. In addition, the Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock ("privately placed convertible debentures"). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Series' total assets at the time of purchase.

PORTFOLIO STRUCTURE

         The investment portfolio of the Series is structured by generally basing the amount of each security purchased on the issuer's relative market capitalization with a view to creating in the Series a reasonable reflection of the relative market capitalizations of its portfolio companies.

         The decision to include or exclude the shares of an issuer will be made on the basis of such issuer's relative market capitalization determined by reference to other companies located in the United States. Even though a company's stock may meet the market capitalization criterion, it may not be purchased by the Series if, (i) in the Advisor's judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or (iii) a significant portion of the issuer's securities are closely held. Further, securities of real estate investment trusts will not be acquired (except as a part of a merger, consolidation or acquisition of assets). In addition, the Advisor may exclude the stock of a company that otherwise meets the market capitalization criterion if the Advisor determines in its best judgment that other conditions exist that make the purchase of such stock for the Series inappropriate.


         Deviation from strict market capitalization weighting will also occur in the Series because the Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Series may be reduced from time to time from the level which strict adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Series' assets may be invested in interest-bearing obligations, such as money-market instruments for this purpose, thereby causing further deviation from strict market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Series' investment objective.


         The Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, the Series may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See "In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Series.

         If securities must be sold in order to obtain funds to make redemption payments, they may be repurchased by the Series as additional cash becomes available to it. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities. (See "Portfolio Transactions.")


         Changes in composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase by the Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On a not less than semi-annual basis, the Advisor will determine the market capitalization of the largest small company in which the Series may invest. Common stocks whose market capitalizations are not greater than such company will be purchased for the Series. Additional investments generally will not be made in securities which have appreciated in value sufficiently to be excluded from the Advisor's then current market capitalization limit for eligible portfolio securities.
This may result in further deviation from strict market capitalization weighting and such deviation could be substantial if a significant amount of the Series' holdings increase in value sufficiently to be excluded from the limit for eligible securities, but not by a sufficient amount to warrant their sale. (See "Portfolio Transactions.") A further deviation from market capitalization may occur if the Series invests a portion of its assets in privately placed convertible debentures. (See "Portfolio Characteristics and Policies.")

         It is management's belief that the stocks of small companies offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for inclusion in the Series involves greater risk than including a large number of them. The Series intends to invest at least 80% of its assets in equity securities of U.S. small companies.

         Generally, the Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Series do pay dividends. It is anticipated, therefore, that the Series will receive dividend income.

PORTFOLIO TRANSACTIONS

         On a periodic basis, the Advisor will review the Series' holdings and determine which, at the time of such review, are no longer considered small U.S. companies. Securities which have depreciated in value since their acquisition will not be sold by the Series solely because prospects for the issuer are not considered attractive, or due to an expected or realized decline in securities prices in general. Securities may be disposed of, however, at any time when, in the Advisor's judgment, circumstances, such as (but not limited to) tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices, warrant their sale. Generally, securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining portfolios of companies with small market capitalizations.


                                   SECURITIES LOANS


         The Series is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Series may earn additional income from lending securities, such activity is incidental to the Series' investment objective. The value of securities loaned may not exceed 33 1/3% of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities, but has no intention of doing so.

                                     RISK FACTORS


SMALL COMPANY SECURITIES

         Typically, securities of small companies are less liquid than securities of large companies. Recognizing this factor, the Series will endeavor to effect securities transactions in a manner to avoid causing significant price fluctuations in the market for these securities.

PORTFOLIO STRATEGIES

         The method employed by the Advisor to manage the Series will differ from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.


REPURCHASE AGREEMENTS

         In addition, the Series may invest in repurchase agreements. In the event of a bankruptcy of the other party to a repurchase agreement, the Trust could experience delay in recovering the securities underlying such agreements. Management believes that the risk can be controlled through stringent security selection criteria and careful monitoring procedures.

                                MANAGEMENT OF THE FUND

         Dimensional Fund Advisors Inc. serves as investment advisor to the Series and, as such, is responsible for the management of its assets.
Investment decisions for the Series are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Series with a trading department and selects brokers and dealers to effect securities transactions.

         Portfolio securities transactions are placed with a view to obtaining the best price and execution of such transactions and, subject to this goal, may be placed with brokers which have assisted in the sale of the Portfolio's shares. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

         For the fiscal year ended November 30, 1995, the Advisor received a fee for its advisory services to the Series equal to 0.03% of the average net assets of the Series, and the total expenses of the Portfolio were 0.20% of its average net assets. Absent the Advisor's waiver of its fee under the Administration Agreement with respect to the Portfolio (see "Administrative Services") and its reimbursement of portfolio expenses to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than 0.20% of the average net assets of the Portfolio on an annual basis, the ratio of expenses to average net assets for the fiscal year ended November 30, 1995 would have been 0.56%.

         The Portfolio and Series each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal and, for only the Portfolio, state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Series are so allocated and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of the fees paid by the Fund or Trust to PFPC Inc.

         The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $14 billion. David G. Booth and Rex A. Sinquefield, directors and officers of both the Fund and the Advisor and trustees and officers of the Trust, together own approximately 63% of the Advisor's outstanding stock and may be deemed controlling persons of the Advisor.


ADMINISTRATIVE SERVICES

         The Fund has entered into an administration agreement with the Advisor, on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund in complying with the provisions of Federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of .07% of the average net assets of the Portfolio. The Advisor has agreed to waive its fee under the Administration Agreement with respect to the Portfolio to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than 0.20% of the average net assets of the Portfolio on an annualized basis.

DIRECTORS AND OFFICERS

         The Board of Directors is responsible for establishing Fund policies and for overseeing the management of the Fund. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Series. Information as to the Directors and Officers of the Fund and the Trust is set forth in the Statement of Additional Information under "Directors and Officers."

                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES


         The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The Portfolio's policy is to distribute substantially all net investment income together with any net realized capital gains in November and December of each year. The Series also intends to qualify as a regulated investment company under the Code.

         Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date), unless upon written notice to the Transfer Agent, the shareholder selects one of the following options:

         Income Option -         to receive income dividends in cash and
                                 capital gains distributions in additional shares at net asset value.

         Capital Gains Option -  to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

         Cash Option -           to receive both income dividends and capital
                                 gains distributions in cash.

         The Portfolio receives income in the form of income dividends paid by the Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of the Portfolio will be distributed as described above.

         Whether paid in cash or additional shares and regardless of the length of time the Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends on the aggregate qualifying dividend income received by the Series from domestic (U.S.) sources.

         For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

         Dividends which are declared in November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another Portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

         The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

                                  PURCHASE OF SHARES

         Investors may purchase shares of the Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment and then completing an Account Registration Form and mailing it to:

                      Dimensional Investment Group Inc.
                      The DFA 6-10 Institutional Portfolio
                      1299 Ocean Avenue, 11th floor
                      Santa Monica, CA  90401

         The minimum initial purchase requirement for the Portfolio's shares is $5,000,000. Once the minimum purchase requirement is satisfied, further investments in the Portfolio are not subject to any minimum purchase requirement. The Fund reserves the right to reduce or waive the minimum investment requirement, to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

         Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to the Custodian, for the account of Dimensional Investment Group Inc. (The DFA 6-10 Institutional Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares by check should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank, National Association serves as custodian for the Portfolio.

         Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN KIND PURCHASES


         If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Series or otherwise represented in its portfolio as described in this prospectus. Securities to be exchanged which are accepted by the Fund and Fund shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer.


         The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Series and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the Series may not exceed 5% of the net assets of the Series immediately after the transaction. The Fund will accept such securities for investment and not for resale.


         A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the stockholder. Certificates for fractional shares, however, will not be issued.


                                 VALUATION OF SHARES

         The net asset values per share of the Portfolio and the Series are calculated as of the close of the NYSE by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Series, respectively. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

         Provided that the Transfer Agent has received the investor's Account Registration Form in good order and the Custodian has received the investor's payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the investor's funds by the Custodian. "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

         Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolio is minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without the imposition of a reimbursement fee. Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio and the Series. Any such charges will be described in the prospectus.

                                     DISTRIBUTION

         The Fund acts as distributor of the Portfolio's shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolio's shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

                                  EXCHANGE OF SHARES

         Investors may exchange shares of the Portfolio for those of another eligible portfolio in the Fund or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company ("DFAIDG"), by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing an Exchange Form and mailing it to:

                      Dimensional Investment Group Inc.
                      Attn:  Client Operations
                      1299 Ocean Avenue, 11th Floor
                      Santa Monica, CA  90401

         The minimum amount for an exchange into a portfolio of DFAIDG is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors may contact the Advisor at the above-listed phone number for a list of those portfolios of DFAIDG that accept exchanges.

         The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.

         The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. "Good order" means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the shares of the portfolio being acquired are registered in the investor's state of residence.

         There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

                                 REDEMPTION OF SHARES

         Investors who desire to redeem shares of the Portfolio must first contact the Advisor at the telephone number shown under "PURCHASE OF SHARES." The Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the Fund's Transfer Agent or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the Transfer Agent. "Good order" means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.


         Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire on an authorization form filed with the Fund, may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder's bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to shareholders. No charge is made by the Fund for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for further investments. (See "PURCHASE OF SHARES.")


         Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.


                                 GENERAL INFORMATION

         The Fund was incorporated under Maryland law on March 19, 1990. The shares of the Portfolio, when issued and paid for in accordance with this prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

         The Portfolio and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods and by linking the actual return of the Portfolio with data for periods prior to the Portfolio's inception. For example, such data may include the total return of the Series, which commenced operations in January, 1993, and the total return of The U.S. 6-10 Small Company Portfolio of DFA Investment Dimensions Group Inc. from its commencement of operations in March, 1992 until it invested all of its investible assets in the 6-10 Series in January, 1993.
In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Portfolio's annual report to shareholders for the fiscal year ended November 30, 1995 contains additional performance information. A copy of the annual report is available upon request and without charge.

         The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the Portfolio in the Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

         Whenever the Portfolio, as an investor in the Series, is asked to vote on a proposal to change a fundamental investment policy (i.e., a policy that may be changed only with the approval of shareholders) of the Series, the Fund will hold a special meeting of the Portfolio's shareholders to solicit their votes
with respect to the proposal.   The Directors of the Fund will then vote the
Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in the same proportion as the shares for which they receive voting instructions.



         As of January 31, 1996, the following persons owned more than 25% of the voting securities of the Portfolio:



                      Washington University Endowment Fund              66.33%
                      Washington University
                      P.O. Box 1047
                      St. Louis, MO 63139

                      NIGAS Savings Investment and Thrift Plans         33.67%
                      Pensions and Investments Department
                      P.O. Box 190
                      Aurora, IL 60507


         Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005


CUSTODIAN
PNC BANK, National Association
200 Stevens Drive, Airport Business Center
Lester, PA  19113


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                         THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                          DIMENSIONAL INVESTMENT GROUP INC.


            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION

                                    March 29, 1996



         This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of The DFA 6-10 Institutional Portfolio (the "Portfolio") of Dimensional Investment Group Inc. (the "Fund"), dated March 29, 1996, which can be obtained from the Fund by writing to the above address or by calling the above telephone number.


                                  TABLE OF CONTENTS


                                                                          PAGE

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . 2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . 2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . 3

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . 5

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . . 5

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . 7

OTHER INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . 8

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

CALCULATION OF PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . . . . 9

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .10

                          INVESTMENT OBJECTIVE AND POLICIES


         The following information supplements the information set forth in the prospectus under the caption "INVESTMENT OBJECTIVE AND POLICIES" and applies to the U.S. 6-10 Series (the "Series") of The DFA Investment Trust Company (the "Trust").


         Because the structure of the Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the Act regulating dealings between affiliates might become applicable.


         Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rate of the Series ordinarily is anticipated to be low and is not expected to exceed 25% per year. Generally, securities will be purchased with the expectation that they will be held for longer than one year. Generally, securities will be held until such time as, in the Advisor's judgment, they are no longer considered an appropriate holding in light of the policy of maintaining a portfolio of companies with small market capitalization.

                                BROKERAGE TRANSACTIONS


         During the fiscal years ended November 30, 1993, 1994 and 1995, the Series paid total brokerage commissions of $301,156, $398,610 and $361,784, respectively. The brokerage commissions paid in fiscal year 1993 included $9,793 paid to Kemper Capital Markets, Inc. ("Kemper Capital"), a securities firm which has been succeeded by Kemper Securities, Inc., an affiliate of Kemper Financial Services, Inc., which owned approximately 15.6% of the Advisor's outstanding stock during such year. The commissions paid to Kemper Capital represented .0126% of the total commissions paid by the Trust for fiscal year 1993 and the total value of transactions as to which such commissions relate were $1,381,561 or .0071% of the Trust's total value of transactions involving payment of commissions during the fiscal year ended November 30, 1993. No commissions were paid to affiliates or affiliates of affiliates during fiscal years 1994 and 1995.

         Portfolio transactions of the Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services.

         Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Series. Brokerage transactions may be placed with securities firms that are affiliated with an affiliate of the Advisor. Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.

         The OTC companies eligible for purchase by the Series are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

         Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Series can effect transactions at the best available prices.

         During fiscal year 1995, the Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series of $176,059, with respect to securities transactions valued at $45,143,939. The investment management agreement permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Series. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series.


         The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Series, except if the Portfolio receives securities or currencies from the Series to satisfy the Portfolio's redemption request. (See "REDEMPTION OF SHARES.")


                               INVESTMENT LIMITATIONS

         The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

         The Portfolio will not:

(1) invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate;

(2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3) as to 75% of the total assets of the Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result of more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

(4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of the Portfolio's gross assets valued at the lower of market or cost;

(6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8) engage in the business of underwriting securities issued by others;

(9) invest for the purpose of exercising control over management of any company;

(10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

(12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

(13) write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

(14) purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of other equity securities;

(15) purchase securities on margin or sell short; or

(16) acquire more than 10% of the voting securities of any issuer.

         The investment limitations described in (3), (4), (7), (9), (10),
(11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series.

         Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares.

         For purposes of (7) above, although the Portfolio is authorized to invest up to 15% of its total assets in illiquid securities, it does not intend to do so. Moreover, the Series is authorized to invest only up to 10% of its total assets in illiquid securities. In other respects, the Series' investment limitations are the same as those of the Portfolio.

         Pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Series' limitations on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

         For the purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

         Although not a fundamental policy subject to shareholder approval, the Portfolio indirectly through its investment in the Series, does not intend to purchase interests in any real estate investment trust.

         Unless otherwise indicated, all limitations applicable to the Portfolio's and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of the Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio's or Series' total assets will not require the Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


                             MANAGEMENT OF THE PORTFOLIO

         DFA has undertaken to reimburse the Portfolio to the extent necessary to satisfy the most restrictive expense ratio required by any state in which the Portfolio's shares are qualified for sale. Presently, the most restrictive expense limitation is 2.5% on the first $30,000,000 of average annual net assets of the Portfolio, 2.0% of the next $70,000,000 of such assets, and 1.5% of any excess.

         For its services as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series.

                                DIRECTORS AND OFFICERS

         The names and addresses of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS

         David G. Booth*, 49, Director, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty. Limited, DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company. Chairman and Director, Dimensional Fund Advisors Ltd.


         George M. Constantinides, 48, Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Academic Advisory Council Member, Merrill Lynch & Co.

         John P. Gould, 57, Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).


         Roger G. Ibbotson, 52, Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).


         Merton H. Miller, 72, Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Public Director, Chicago Mercantile Exchange.


         Myron S. Scholes, 54, Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University (on leave). Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breedon Group of Investment Companies.


         Rex A. Sinquefield*, 51, Director, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty. Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.

*Interested Director of the Fund.

OFFICERS

         Each of the officers listed below hold the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty. Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.

         Arthur Barlow, 40, Vice President, Santa Monica, CA.


         Truman Clark, 54, Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.


         Maureen Connors, 59, Vice President, Santa Monica, CA.


         Robert Deere, 38, Vice President, Santa Monica, CA.


         Irene R. Diamant, 45, Vice President and Secretary, Santa Monica, CA.


         Eugene Fama, Jr., 35, Vice President, Santa Monica, CA.

         David Plecha, 34, Vice President, Santa Monica, CA.


         George Sands, 40, Vice President, Santa Monica, CA. Managing Director, Asset Strategy Consulting, Los Angeles, CA from 1991 to 1992 and previously Vice President, Wilshire Associates, Santa Monica, CA.


         Michael T. Scardina, 40, Vice President, Chief Financial Officer, Controller and Treasurer, Santa Monica, CA.


         Cem Severoglu, 32, Vice President, Santa Monica, CA.


         Jeanne C. Sinquefield, Ph.D., 49, Executive Vice President, Santa Monica, CA.


         Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

         Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1995 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.



                                   Aggregate      Total Compensation from
                                 Compensation            Fund
Director                          from Fund        and Fund Complex
--------                        --------------   -------------------------
George M. Constantinides            $5,000               $30,000
John P. Gould                       $5,000               $30,000
Roger G. Ibbotson                   $5,000               $30,000
Merton H. Miller                    $4,000               $24,000
Myron S. Scholes                    $5,000               $30,000



Directors and officers as a group own less than 1% of the Fund's outstanding stock.

                               ADMINISTRATIVE SERVICES

         PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC a monthly fee of $1,000.


                                  OTHER INFORMATION

         For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal years ended November 30, 1993, 1994 and 1995, the Series paid advisory fees of $127,000, $46,000 and $57,000, respectively. The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.


         The Fund was known as DFA U.S. Large Cap Inc. from February, 1992 until the Fund amended its Articles of Incorporation in April, 1993 to change to its present name. Prior to a February, 1992 amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.


         With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular class whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.


         PNC Bank, National Association serves as a custodian for the Portfolio and the Series. The custodian maintains a separate account or accounts for the Portfolio and the Series; receives, holds and releases portfolio securities on account of the Portfolio and the Series; makes receipts and disbursements of money on behalf of the Portfolio and the Series; and collects and receives income and other payments and distributions on account of the Portfolio's and Series' portfolio securities.


         Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements.


                           PRINCIPAL HOLDERS OF SECURITIES


         As of January 31, 1996, the following stockholders own beneficially at least 5% of the outstanding stock of the Portfolio, as set forth below.


            Washington University Endowment Fund                          66.33%
            Washington University
            P. O. Box 1047
            St. Louis, MO 63139


            NI-Gas Savings Investment & Thrift Plans                      33.67%
            Northern Illinois Gas
            P.O. Box 190
            Aurora, IL  60507


                                  PURCHASE OF SHARES

          The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."


          The Fund will accept purchase and redemption orders on each day that the NYSE is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Martin Luther King, Jr. Day, Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

          The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

                                 REDEMPTION OF SHARES


          The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

          The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

          If the Board of Directors of the Fund and the Board of Trustees of the Trust determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio and the shareholders of the Series, respectively, to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution of portfolio securities that the Portfolio receives from the Series to satisfy the Portfolio's redemption request in lieu of cash. The redemptions by both the Series and the Portfolio would be in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.


          Shareholders may transfer shares of the Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to the Fund's Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.

                           CALCULATION OF PERFORMANCE DATA


          Following are quotations of the annualized percentage total returns of the Portfolio for the one-, five-, and ten-year periods ended November 30, 1995 (as applicable) using the standardized method of calculation required by the Securities and Exchange Commission ("SEC"). Since the Portfolio has been in operation for less than five years, the time period during which the Portfolio has been active has been substituted for the period stated (which does not extend prior to the effective date of the Portfolio's registration with the
SEC).


               One Year       Five Years     Ten Years
               --------       ----------     ---------
               29.08          31 months         n/a
                                13.85

          As the following formula indicates, the Portfolio and Series each determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

        n
P(1 + T)  = ERV

where:

          P   = a hypothetical initial payment of $1,000

          T   = average annual total return

          n   = number of years

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

          In addition to the standardized method of calculating performance required by the SEC, the Portfolio and Series may disseminate other performance data. Non-standardized return data may be presented over time periods which extend prior to when the Portfolio or the Series commenced investment operations by using simulated data consistent with the investment policy of the Portfolio and the Series for that portion of the period prior to the initial investment date. For example, with respect to the Portfolio, such data may include the total return of the Series, which commenced operations in January, 1993, and the total return of the U.S. 6-10 Small Company Portfolio of DFA Investment Dimensions Group Inc., from its commencement of operations in March, 1992 until it invested all of its investable assets in the Series in January, 1993. The simulated data would exclude the deduction of Portfolio and Series expenses which would otherwise reduce the returns quotations.

                                 FINANCIAL STATEMENTS

          The audited financial statements and financial highlights of the Fund for its fiscal year ended November 30, 1995, as set forth in the Fund's annual report to stockholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.


          The audited financial statements of the U.S. 6-10 Series of the Trust for the fiscal year ended November 30, 1995, as set forth in the Trust's annual report to shareholders, are incorporated herein by reference.


          A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of the Statement of Additional Information.

                                      PROSPECTUS

                                    MARCH 29, 1996

                        THE DFA INTERNATIONAL VALUE PORTFOLIO

                                    --------------


         This prospectus describes THE DFA INTERNATIONAL VALUE PORTFOLIO (the "Portfolio"), a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401,
(310) 395-8005. The Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisers. The Fund issues eleven series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. The Fund has not established an initial minimum purchase requirement for the Portfolio.


         THE INVESTMENT OBJECTIVE OF THE PORTFOLIO IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION. THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF THE DFA INTERNATIONAL VALUE SERIES (THE "SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"). THE SERIES IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT HAS THE SAME INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIO."


         This prospectus sets forth information about the Portfolio that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Fund, dated March 29, 1996, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.


                                    --------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                         PAGE

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . .     3

THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . .     5

     Portfolio Characteristics and Policies. . . . . . . . . . . . . . .     5
     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . .     5
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . .     6

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6

     Foreign Securities. . . . . . . . . . . . . . . . . . . . . . . . .     6
     Foreign Currencies and Related Transactions . . . . . . . . . . . .     7
     Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
     Portfolio Strategies. . . . . . . . . . . . . . . . . . . . . . . .     7
     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . .     7
     Futures Contracts and Options on Futures. . . . . . . . . . . . . .     7

MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . .     8

     Administrative Services . . . . . . . . . . . . . . . . . . . . . .     8
     Directors and Officers. . . . . . . . . . . . . . . . . . . . . . .     9

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . .     9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .    10

     In Kind Purchases . . . . . . . . . . . . . . . . . . . . . . . . .    10

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .    11

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .    12

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .    12

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .    12

                                      HIGHLIGHTS



                                                                           PAGE

INVESTMENT OBJECTIVE                                                          5


     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the DFA International Value Series (the "Series"), which in turn will invest in the stocks of large non-U.S. companies that have a high book value in relation to their market value. The investment objective of the Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. (See "INVESTMENT OBJECTIVE AND POLICIES.")


                                                                            PAGE
RISK FACTORS                                                                   6

     The Portfolio (indirectly through its investment in the Series) invests in foreign securities and may invest in stock index futures contracts and options thereon. The Portfolio is also authorized to invest in repurchase agreements. Those policies and the policy of the Portfolio to invest in the shares of the Series involve certain risks. (See "RISK FACTORS.")


                                                                            PAGE

MANAGEMENT AND ADMINISTRATIVE SERVICES                                         8


     Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides the Portfolio with administrative services and also serves as investment advisor to the Series. (See "MANAGEMENT OF THE FUND.")


                                                                            PAGE

DIVIDEND POLICY                                                                9


     The Portfolio distributes dividends from its net investment income quarterly and any realized net capital gains annually after the end of its fiscal year. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")


                                                                            PAGE

PURCHASE, VALUATION AND REDEMPTION OF SHARES                                  10


     The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the "NYSE") on each day that the Exchange is open for business. The Fund has not established an initial minimum purchase requirement for the Portfolio, and there is no minimum purchase requirement for subsequent purchases. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. The redemption price of a share of the Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES


          None*


     The expenses in the expense table below are based on those incurred by the Portfolio and the Series for the fiscal year ended November 30, 1995.



ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)



          Management Fee                               0.20%
          Administration Fee***                        0.20%
          Other Expenses***                            0.32%
          Total Operating Expenses***                  0.72%


    *Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.


   **The "Management Fee" is payable by the Series, and the "Administration
     Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio.


  ***Restated to reflect the elimination of certain fee waivers and expense reimbursements by the Advisor that are no longer in effect.


EXAMPLE

     You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:

               1 Year      3 Years     5 Years     10 Years
               ------      -------     -------     --------

                $ 7          $23         $40          $89



     The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Series. (See "MANAGEMENT OF THE FUND.") The Board of Directors of the Fund has considered whether such expenses will be more or less than they would have been if the Portfolio were to have invested directly in the securities held by the Series. The aggregate amount of expenses for the Portfolio and the Series may be greater than it would have been if the Portfolio were to invest directly in the securities held by the Series. However, the total expense ratio for the Portfolio and the Series is expected to be less over time than such ratio would have been if the Portfolio would have invested directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Series, including the Portfolio, will pay its proportionate share of the expenses of the Series.

     THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


     Beginning December 1, 1993, the Advisor agreed to waive its fee under the Investment Management Agreement with respect to the Series to the extent necessary to keep the cumulative annual expenses of the Series to not more than 0.45% of average net assets of the Series on an annualized basis. For the fiscal year ended November 30, 1995, the Advisor was not required to waive any portion of its fee pursuant to such agreement. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees in the future. If the Advisor modifies or eliminates the fee waiver, such change will be set forth in the prospectus.


                           CONDENSED FINANCIAL INFORMATION

     The following financial highlights are part of the financial statements of the Portfolio. The information for each of the past fiscal years has been audited by independent auditors. The financial statements, related notes and the report of the independent auditors covering such financial information and financial highlights for the Fund's most recent fiscal year ended November 30, 1995, are incorporated by reference into the Statement of Additional Information. Further information about the Portfolio's performance is contained in the Fund's Annual Report to shareholders for the year ended November 30, 1995. A copy of the Annual Report (including the report of the independent auditors) may be obtained from the Fund upon request at no charge.



                                 FINANCIAL HIGHLIGHTS


                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                               Year Ended          Feb. 15 to
                                                                 Nov. 30,           Nov. 30,
                                                                   1995               1994
                                                               -----------         ----------
Net Asset Value, Beginning of Period. . . . . . . . . . . . . . .  $10.06              $10.00
                                                                   ------              ------
Income from Investment Operations
 Net Investment Income. . . . . . . . . . . . . . . . . . . . . .    0.19                0.13
 Net Gains (Losses) on Securities (Realized and Unrealized) . . .    0.51                0.06
                                                                   ------              ------
  Total from Investment Operations. . . . . . . . . . . . . . . .    0.70                0.19
                                                                   ------              ------
                                                                   ------              ------
Less Distributions
 Net Investment Income. . . . . . . . . . . . . . . . . . . . . .   (0.19)              (0.13)


                                          3


 Net Realized Gains . . . . . . . . . . . . . . . . . . . . . .     (0.02)            --
  Total Distributions . . . . . . . . . . . . . . . . . . . . .     (0.21)         (0.13)
                                                                   ------         ------
Net Asset Value, End of Period. . . . . . . . . . . . . . . . .   $ 10.55        $ 10.06
                                                                   ------         ------
                                                                   ------         ------
Total Return. . . . . . . . . . . . . . . . . . . . . . . . . .      6.95%          1.85%
Net Assets, End of Period (thousands) . . . . . . . . . . . . .   $245,243       $227,795
Ratio of Expenses to Average Net Assets(1). . . . . . . . . . .      0.65%(a)      0.65%*(a)
Ratio of Net Investment Income to Average Net Assets. . . . . .      1.79%(a)      1.80%*(a)
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . .       N/A           N/A



*Annualized
#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1995 and 1994 would have been 0.72% and 0.72%, respectively and the ratios of net investment income to average net assets for the periods ended November
     30, 1995 and 1994 would have been 1.71% and 1.75%, respectively.

N/A Refer to the respective Master Fund Series.

                                    THE PORTFOLIO

          The Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Series, an open-end, management investment company registered under the Investment Company Act of 1940 having the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of the Series may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series. This prospectus describes the investment objective, policies and restrictions of the Portfolio and the Series. (See "INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE FUND" for a description of the management and other expenses associated with the Portfolio's investment in the Series. Other institutional investors, including other mutual funds, may invest in the Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401,
(310) 395-8005 for information about the availability of investing in the Series other than through the Portfolio.

          The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. While investment in the Series by other institutional investors offers potential benefits to the Series and, through its investment in the Series, the Portfolio also, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the Portfolio could have effective voting control over the operation of the Series.

          Further, if the Series changes its investment objective in a manner which is inconsistent with the investment objective of the Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.

          Finally, the Portfolio's investment in the shares of a registered investment company such as the Series is relatively new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invests.

                          INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES


          The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the Series, which has the same investment objective and policies as the Portfolio. The Series operates as a diversified investment company and seeks to achieve its objective by investing in the stocks of large non-U.S. companies that have a high book value in relation to their market value (a "book to market ratio"). The shares of a company in any given country will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios whose shares are listed on a major exchange, and, except as described below, will be considered eligible for investment. The Series intends to invest in the stocks of large companies in countries with developed markets. Initially, the Series will invest in the stocks of large companies in Japan, the United Kingdom, Germany, France, Switzerland, Italy, Belgium, Spain, the Netherlands, Sweden, Hong Kong, Singapore and Australia. As the Series' asset growth permits, it may invest in the stocks of large companies in other developed markets. (See "RISK FACTORS.")


PORTFOLIO STRUCTURE


          Under normal market conditions, at least 65% of the Series' assets will be invested in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Series' assets will be invested in such companies in any one country. The Series reserves the right to invest in index futures contracts and options on futures contracts to commit funds awaiting investment or to maintain liquidity. The Series will not purchase futures contracts if as a result more than 5% of its total assets would then consist of initial margin deposits on such contracts. Such investments entail certain risks. (See "RISK FACTORS.") The Series also may invest up to 5% of its assets in convertible debentures issued by large non-U.S. companies.

          The Series intends to invest in companies having at least $500 million of market capitalization. The Advisor believes that such minimum amount accounts for variations in company size among countries and provides a sufficient universe of eligible companies. The Series will be approximately market capitalization weighted. In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain countries in the Series may vary from their weighting in international indices such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holding within the same country. The Advisor may exclude the stock of a company that otherwise meets the applicable criteria if the Advisor determines in its best judgment that other conditions exist that make the purchase of such stock for the Series inappropriate.

          Deviation from market capitalization weighting will occur because the Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Series may be reduced from time to time from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Series' assets may be invested in interest-bearing obligations, such as money-market instruments, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Series investment objective.


          The Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. In addition, the Series may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares (See "In Kind Purchases"). While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Series.

          Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On a periodic basis, the Advisor will prepare a list of eligible large companies with high book to market ratios whose stock are eligible for investment; such list will be revised not less than semi-annually. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the Series. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

          It is management's belief that the stocks of large companies with high book to market ratios offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for inclusion in the Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Series.

          The Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Series do pay dividends. It is anticipated, therefore, that the Series will receive dividend income.

PORTFOLIO TRANSACTIONS

          Securities which have depreciated in value since their acquisition will not be sold by the Series solely because prospects for the issuer are not considered attractive, or due to an expected or realized decline in securities prices in general. Securities may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, such as tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year, and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining a portfolio of companies with large market capitalizations and high book to market ratios.


                                   SECURITIES LOANS


          The Series is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Series may earn additional income from lending securities, such activity is incidental to the Series' investment objective. The value of securities loaned may not exceed 33 1/3% of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities, but has no intention of doing so.


                                     RISK FACTORS

FOREIGN SECURITIES

          The Series invests in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the Series. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies.

FOREIGN CURRENCIES AND RELATED TRANSACTIONS


          Investments of the Series will be denominated in foreign currencies. Changes in the relative values of foreign currencies and the U.S. dollar, therefore, will affect the value of investments of that Series. The Series may purchase foreign currency futures contracts and options in order to hedge against changes in the level of foreign currency exchange rates, provided not more than 5% of the Series' assets are then invested as initial margin deposits on such contracts or options. Such contracts involve an agreement to purchase or sell a specific currency at a future date at a price set in the contract and enable the Series to protect against losses resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies occurring between the trade and settlement dates of Series securities transactions, but they also tend to limit the potential gains that might result from a positive change in such currency relationships.


BORROWING


          The Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, the Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging," and in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. The interest payable on the amount borrowed would increase the Series' expenses and if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series will be reduced as a result of leveraging.


PORTFOLIO STRATEGIES

          The method employed by the Advisor to manage the Series will differ from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

REPURCHASE AGREEMENTS

          In addition, the Series may invest in repurchase agreements. A repurchase agreement is a short-term investment in which the Series acquires ownership of debt securities from a bank which is a member of the Federal Reserve System or from a well-established securities dealer (the "seller") and the seller agrees to repurchase those securities at a future time and set price, thereby determining the yield during the Series' holding period. If the seller becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Series and, therefore, subject to sale by the trustee in bankruptcy. Management believes that the risks associated with repurchase agreements can be controlled through stringent security selection criteria and careful monitoring procedures.

FUTURES CONTRACTS AND OPTIONS ON FUTURES


          The Series also may invest in index futures contracts and options on index futures, provided that, in accordance with current regulations, not more than 5% of the Series' total assets are then invested as initial margin deposits on such contracts or options. In addition, to the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Series and the prices of such futures contracts and options, and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting the Series' ability to close a position in such investments. Gains or losses on investments in options and futures depend on the direction of securities prices, interest rates and other economic factors, and the loss from investing in futures contracts is potentially unlimited. Certain restrictions imposed by the Internal Revenue Code may limit the ability of the Series to invest in futures contracts and options on futures contracts.


                                MANAGEMENT OF THE FUND

          Dimensional Fund Advisors Inc. serves as investment advisor to the Series and, as such, is responsible for the management of its assets.
Investment decisions for the Series are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Series with a trading department and selects brokers and dealers to effect securities transactions.

          Portfolio securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

          For the fiscal year ended November 30, 1995, the Advisor received a fee for its advisory services to the Series equal to 0.20% of the average net assets of the Series, and the total expenses of the Portfolio were 0.65% of its average net assets. Beginning December 1, 1993, the Advisor agreed to waive its fee under the investment management agreement with respect to the Series to the extent necessary to keep the cumulative annual expenses of the Series to not more than .45% of average net assets of the Series on an annualized basis. For the fiscal year ended 1995, the Advisor was not required to waive any portion of its fee pursuant to such agreement.


          The Portfolio and the Series each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal and, for only the Portfolio, state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees.
Expenses allocable to a particular Portfolio of the Fund or Series of the Trust are so allocated and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of the fees paid by the Fund or Trust to PFPC Inc. ("PFPC").


          The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $14 billion. David G. Booth and Rex A. Sinquefield, directors and officers of both the Fund and the Advisor and trustees and officers of the Trust, together own approximately 63% of the Advisor's outstanding stock and may be deemed controlling persons of the Advisor.


ADMINISTRATIVE SERVICES

          The Fund has entered into an Administration Agreement with the Advisor, on behalf of the Portfolio. Pursuant to the Administration Agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund in complying with the provisions of Federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of .20% of the average net assets of the Portfolio.

          PFPC serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the Portfolios' and the Series' custodians and dividend disbursing agent. For its services, each Portfolio pays PFPC a monthly fee of $1,000.

DIRECTORS AND OFFICERS

          The Board of Directors is responsible for establishing Fund policies and for overseeing the management of the Fund. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Series.

              DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

          The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The Portfolio's policy is to distribute substantially all net investment income quarterly and any realized net capital gains annually after November 30, the close of the Fund's fiscal year. The Series also intends to qualify as a regulated investment company under the Code.

          Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

          The Portfolio receives income in the form of income dividends paid by the Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of the Portfolio will be distributed as described above.

          Whether paid in cash or additional shares and regardless of the length of time the Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. It is anticipated that either none or only a small portion of the distributions made by the Portfolio will qualify for the corporate dividends received deduction because of such Series' investment in foreign equity securities.

          For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

          Dividends which are declared in November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

          The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another Portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

          The Series may be subject to foreign withholding taxes on income from certain of its foreign securities. If Series purchases shares in certain foreign entities, called "passive foreign investment companies" ("PFIC"), such Series may be subject to U.S. federal income tax and a related interest charge on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by Series to Portfolio.

          In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

          The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

          The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

                               PURCHASE OF SHARES

          Investors may purchase shares of the Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment and then completing an Account Registration Form and mailing it to:

               Dimensional Investment Group Inc.
               DFA International Value Portfolio
               1299 Ocean Avenue, 11th floor
               Santa Monica, CA  90401

          The Fund has not established an initial minimum purchase requirement for the Portfolio. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

          Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to the Custodian, for the account of Dimensional Investment Group Inc. (DFA International Value Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares by check should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809. PNC Bank, N.A. serves as custodian for the Portfolio.

          Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN KIND PURCHASES

          If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Series or otherwise represented in the portfolio of the Series as described in this prospectus or in exchange for local currencies in which such securities of the Series are denominated. Securities and local currencies to be exchanged which are accepted by the Fund and Fund shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Portfolio with local currencies should first contact the Advisor for wire instructions.


          The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Series and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the Series may not exceed 5% of the net assets of the Series immediately after the transaction. The Fund will accept such securities for investment and not for resale.

          A gain or loss for federal income tax purposes will be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the stockholder. Certificates for fractional shares, however, will not be issued.

                               VALUATION OF SHARES

          The net asset values per share of the Portfolio and the Series are calculated as of the close of the NYSE by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Series, respectively. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

          Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Series are determined as of such times for the purpose of computing the net asset value of the Series. If events which materially affect the value of the investments of the Series occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above. The net asset value per share of the Series is expressed in U.S. dollars by translating the net assets of the Series using the bid price for the dollar as quoted by generally recognized reliable sources.

          Provided that the Transfer Agent has received the investor's Account Registration Form in good order and the Custodian has received the investor's payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the investor's funds by the Custodian. "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

          Based on the experience of the Portfolio, management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolio is minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a reimbursement fee. Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio and the Series. Any such charges will be described in the prospectus.

                                  DISTRIBUTION

          The Fund acts as distributor of the Portfolio's shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolio's shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

                                  EXCHANGE OF SHARES

          There is no exchange privilege between the Portfolio and any other portfolio of the Fund or any portfolio of DFA Investment Dimensions Group Inc.

                                 REDEMPTION OF SHARES

          Investors who desire to redeem shares of the Portfolio must first contact the Advisor at the telephone number shown under "PURCHASE OF SHARES." The Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the Fund's Transfer Agent or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the Transfer Agent. "Good order" means that the request to redeem shares must include all necessary documentation to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange; and any other required supporting legal documents.

          Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire on an authorization form filed with the Fund, may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder's bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to shareholders. No charge is made by the Fund for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for further investments. (See "PURCHASE OF SHARES.")

          Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

                                 GENERAL INFORMATION

          The Fund was incorporated under Maryland law on March 19, 1990. The shares of the Portfolio, when issued and paid for in accordance with this prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemptions or any other feature.

          The Portfolio and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods and by linking the actual return of a Portfolio with data for periods prior to the Portfolio's inception. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

          The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the Portfolio in the Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

          Whenever the Portfolio, as an investor in the Series, is asked to vote on a proposal to change a fundamental investment policy (i.e., a policy that may be changed only with the approval of shareholders) of the Series, the Fund will hold a special meeting of the Portfolio's shareholders to solicit their votes
with respect to the proposal.   The Directors of the Fund will then vote the
Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in the same proportion as the shares for which they receive voting instructions.


          As of January 31, 1996, the following persons own more than 25% of the voting securities of the Portfolio:


               Charles Schwab & Co.-REIN*                                 40.15%
               101 Montgomery Street
               San Francisco, CA 94104


               BellSouth Corporation Master Pension Trust                 39.66%
               1155 Peachtree, N.E.
               Atlanta, GA 30367


               *Owner of record only

          Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005


CUSTODIAN
PNC BANK, National Association
200 Stevens Drive, Airport Business Center
Lester, PA  19113


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                        THE DFA INTERNATIONAL VALUE PORTFOLIO


                          DIMENSIONAL INVESTMENT GROUP INC.

            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION

                                    MARCH 29, 1996


         This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of The DFA International Value Portfolio (the "Portfolio") of Dimensional Investment Group Inc. (the "Fund"), dated March 29, 1996, which can be obtained from the Fund by writing to the above address or by calling the above telephone number.



                                  TABLE OF CONTENTS


                                                                         PAGE

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . .   2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . .   2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . .   3

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS . . . . . . . . . . . . . . .   6

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . .   6

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . .   7

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . .   9

OTHER INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . .  10

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .  10

CALCULATION OF PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . . .  11

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .  12

                         INVESTMENT OBJECTIVE AND POLICIES

         The following information supplements the information set forth in the prospectus under the caption "INVESTMENT OBJECTIVE AND POLICIES," and applies to the DFA International Value Series (the "Series") of The DFA Investment Trust Company (the "Trust").


         Because the structure of the Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that a Series will include as much as 5% of the voting securities in any issuer.


         The Portfolio may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Portfolio upon conversion of a convertible debenture will generally be held for so long as the Adviser anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio's investment objective and policies.


                                BROKERAGE TRANSACTIONS

         During the fiscal years ended November 30, 1993, 1994 and 1995, the Series paid total commissions of $233,355, $623,031 and $542,306, respectively. Portfolio transactions of the Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services.


         Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the

Advisor's overall responsibilities to the Series. Brokerage transactions may be placed with securities firms that are affiliated with an affiliate of the Advisor. Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated. No commissions were paid to affiliates or affiliates of affiliates during fiscal years 1994 and 1995.


         During fiscal year 1995, the Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series of $85,760 with respect to securities transactions valued at $34,304,000. The investment management agreement permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Series. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series.


         The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Series, except if the Portfolio receives securities or currencies from the Series to satisfy the Portfolio's redemption request. (See "REDEMPTION OF SHARES.")

         Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Series can effect transactions at the best available prices.

                                INVESTMENT LIMITATIONS

         The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

         The Portfolio will not:

         (1) invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

         (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

         (3) as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result of more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

         (4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

         (5) borrow, except that the Portfolio may borrow for temporary or emergency purposes or to pay redemptions, amounts not exceeding 33% of its net assets from banks and pledge not more than 33% of such assets to secure such loans;

         (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

         (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

         (8) engage in the business of underwriting securities issued by others;

         (9) invest for the purpose of exercising control over management of any company;

         (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

         (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

         (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

         (13) write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

         (14) purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of other equity securities;

         (15) purchase securities on margin or sell short; or

         (16) acquire more than 10% of the voting securities of any issuer.

         The investment limitations described in (3), (4), (7), (9), (10),
(11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series. The investment limitations of the Series are the same as those of the Portfolio.

         The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

         Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares.

         Pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Series' limitations on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

         For the purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

         The Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the Series has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

         Unless otherwise indicated, all limitations applicable to the Portfolios' and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Series' total assets will not require a Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.



                                  FUTURES CONTRACTS


         The Series may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expects to earn income on their margin deposits. Pursuant to current regulations, the Series will not enter into futures contract transactions if, immediately thereafter, its margin deposits on open contracts exceed 5% of the market value of its total assets. In addition, to the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the SEC, the Series may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.


         Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Series would continue to be required to continue to make variation margin deposits. In such circumstances, if the Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.



                      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS


         Except for transactions the Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.


         In order for the Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Series' annual gross income. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Series may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of the Series' fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.


                             MANAGEMENT OF THE PORTFOLIO

         DFA has undertaken to reimburse the Portfolio to the extent necessary to satisfy the most restrictive expense ratio required by any state in which the Portfolio's shares are qualified for sale. Presently, the most restrictive expense limitation is 2.5% on the first $30,000,000 of average annual net assets of the Portfolio, 2.0% of the next $70,000,000 of such assets, and 1.5% of any excess.

         For its services as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series.

                                DIRECTORS AND OFFICERS

         The names and addresses of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS

         David G. Booth, Director*, 49, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Asia Inc., DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company. Chairman and Director, Dimensional Fund Advisors Ltd.


         George M. Constantinides, 48, Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.


         John P. Gould, 57, Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).


         Roger G. Ibbotson, 52, Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).


         Merton H. Miller, 72, Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.


         Myron S. Scholes, 54, Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University (on leave). Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breedon Group of Investment Companies.


         Rex A. Sinquefield, 51, Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.

*Interested Director of the Fund.

OFFICERS

         Each of the officers listed below hold the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.

         Arthur Barlow, 40, Vice President, Santa Monica, CA.


         Maureen Connors, 59, Vice President, Santa Monica, CA.


         Truman Clark, 54, Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.


         Robert Deere, 38, Vice President, Santa Monica, CA.


         Irene R. Diamant, 45, Vice President and Secretary, Santa Monica, CA.


         Eugene Fama, Jr., 35, Vice President, Santa Monica, CA.


         David Plecha, 34, Vice President, Santa Monica, CA.


         George Sands, 40, Vice President, Santa Monica, CA. Managing Director, Asset Strategy Consulting, Los Angeles, CA from 1991 to 1992 and previously Vice President, Wilshire Associates, Santa Monica, CA.


         Michael T. Scardina, 40, Vice President, Chief Financial Officer, Controller and Treasurer, Santa Monica, CA.


         Cem Severoglu, 32, Vice President, Santa Monica, CA.


         Jeanne C. Sinquefield, Ph.D., 49, Executive Vice President, Santa Monica, CA.

         Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

         Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1995, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

                                  Aggregate           Total Compensation from
                                 Compensation                  Fund
Director                           from Fund            and Fund Complex
--------                         ------------        -----------------------
George M. Constantinides            $5,000                    $30,000
John P. Gould                       $5,000                    $30,000
Roger G. Ibbotson                   $5,000                    $30,000
Merton H. Miller                    $4,000                    $24,000
Myron S. Scholes                    $5,000                    $30,000



         Directors and officers as a group own less than 1% of each Portfolio's outstanding stock.

                               ADMINISTRATIVE SERVICES

         PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC a monthly fee of $1,000.

                                  OTHER INFORMATION

         For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal years ended November 30, 1993, 1994 and 1995, the Series paid advisory fees of $105,000, 536,000 and $937,000, respectively. The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.


         The Fund was known as DFA U.S. Large Cap Inc. from February, 1992 until the Fund amended its Articles of Incorporation in April, 1993 to change to its present name. Prior to a February, 1992 amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.


         With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular class whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.


     PNC Bank, National Association serves as the custodian for the Portfolio, and Boston Safe Deposit and Trust Company serves as custodian for the Series. The custodians maintain a separate account or accounts for the Portfolio and Series; receive, hold and release portfolio securities on account of the Portfolio and Series; make receipts and disbursements of money on behalf of the Portfolio and the Series; and collect and receive income and other payment and distributions on account of the Portfolio's and Series' portfolio securities.


     Coopers & Lybrand L.L.P, the Fund's independent accountants, audits the Fund's financial statements on an annual basis.

                           PRINCIPAL HOLDERS OF SECURITIES

         As of January 31, 1996 the following stockholders own of record only at least 5% of the outstanding stock of the Portfolio, as set forth below.


              Charles Schwab & Co.-REIN*                                 40.15%
              101 Montgomery Street
              San Francisco, CA 94104


              BellSouth Corporation Master Pension Trust                 39.66%
              1155 Peachtree, N.E.
              Atlanta, GA 30367


              Peoples Energy Corporate Retirement                         6.67%
                and Benefit Plans Committee
              130 E. Randolph Drive
              Chicago, IL 60601


              *Owner of record only



                                  PURCHASE OF SHARES

         The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

         The Fund will accept purchase and redemption orders on each day that the NYSE is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Martin Luther King, Jr. Day, Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

         The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.


                                 REDEMPTION OF SHARES

         The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

         The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

         If the Board of Directors of the Fund and the Board of Trustees of the Trust determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio and the shareholders of the Series, respectively, to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution of portfolio securities that the Portfolio receives from the Series to satisfy the Portfolio's redemption request in lieu of cash. The redemptions by both the Series and the Portfolio would be in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such currencies to dollars and the value of the currencies may be affected by currency exchange fluctuations.

         Shareholders may transfer shares of the Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to the Fund's Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.


                           CALCULATION OF PERFORMANCE DATA

         Following are quotations of the annualized percentage total returns of the Portfolio for the one-, five-, and ten-year periods ended November 30, 1995 (as applicable) using the standardized method of calculation required by the Securities and Exchange Commission ("SEC"). Since the Portfolio has been in operation for less than five years, the time period during which the portfolio has been active has been substituted for the period stated (which does not extend prior to the effective date of the Portfolio's registration with the
SEC).



              One Year            Five Years               Ten Years
              --------            ----------               ---------
               7.19                22 MONTHS                  n/a
4.99


         As the following formula indicates, the Portfolio and Series each determines its average annual total return by finding the average annual compounded rates of total return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

        n
P(1 + T)  = ERV
where:

         P   = a hypothetical initial payment of $1,000

         T   = average annual total return

         n   = number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

         In addition to the standardized method of calculating performance required by the SEC, the Portfolio and Series may disseminate other performance data. Non-standardized return data may be presented over time periods which extend prior to when the Portfolio or the Series commenced investment operations by using simulated data consistent with the investment policy of the Portfolio and the Series for that portion of the period prior to the initial investment date. The simulated data would exclude the deduction of Portfolio and Series expenses which would otherwise reduce the returns quotations.

                                 FINANCIAL STATEMENTS

         The audited financial statements and financial highlights of DFA International Value Portfolio for the year ended November 30, 1995, as set forth in the Fund's annual report to stockholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.


         The audited financial statements of the DFA International Value Series of the Trust for the fiscal year ended November 30, 1995, as set forth in the Trust's annual report to shareholders, are incorporated herein by reference.


         A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of the Statement of Additional Information.

                                      PROSPECTUS


                                    MARCH 29, 1996


                         DFA INTERNATIONAL VALUE PORTFOLIO II

                                     --------------


         This prospectus describes DFA INTERNATIONAL VALUE PORTFOLIO II (the "Portfolio"), a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401,
(310) 395-8005. The Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to 401(k) defined contribution plans and clients, customers or members of certain institutions. The Fund issues eleven series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. The Fund has not established a minimum initial purchase requirement for the Portfolio.


         THE INVESTMENT OBJECTIVE OF THE PORTFOLIO IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION. THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF THE DFA INTERNATIONAL VALUE SERIES (THE "SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"). THE SERIES IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT HAS THE SAME INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "SPECIAL INFORMATION ABOUT THE PORTFOLIO'S STRUCTURE."


         This prospectus sets forth information about the Portfolio that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolio, dated March 29, 1996, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.


SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THE SHARES INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                   --------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                            PAGE

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . 3

SPECIAL INFORMATION ABOUT THE PORTFOLIO'S STRUCTURE. . . . . . . . . . . . . 5

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . . 6

         Portfolio Characteristics and Policies. . . . . . . . . . . . . . . 6

         Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . . 6

         Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . 7

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

         Foreign Securities. . . . . . . . . . . . . . . . . . . . . . . . . 7

         Foreign Currencies and Related Transactions . . . . . . . . . . . . 8

         Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

         Portfolio Strategies. . . . . . . . . . . . . . . . . . . . . . . . 8

         Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . 8

         Futures Contracts and Options on Futures. . . . . . . . . . . . . . 8

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . 9

         Administrative Services . . . . . . . . . . . . . . . . . . . . . . 9

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . 10

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13


                                         (i)

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13



                                         (ii)

                                      HIGHLIGHTS


                                                                            PAGE

INVESTMENT OBJECTIVE                                                           6


         The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the DFA International Value Series of the Trust (the "Series"), which in turn will invest in the stocks of large non-U.S. companies that have a high book value in relation to their market value. The investment objective of the Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. (See "INVESTMENT OBJECTIVE AND POLICIES.")


                                                                            PAGE

RISK FACTORS                                                                   7


         The Portfolio (indirectly through its investment in the Series) invests in foreign securities and may invest in financial futures contracts and options thereon. Similarly, the Portfolio is also authorized to invest in repurchase agreements. Those policies and the policy of the Portfolio to invest in the shares of the Series involve certain risks. (See "RISK FACTORS.")


                                                                            PAGE

MANAGEMENT AND ADMINISTRATIVE SERVICES                                         9


         Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides the Portfolio with administrative services and also serves as investment advisor to the Series. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio's shareholders. (See "MANAGEMENT OF THE PORTFOLIO.")


                                                                            PAGE

DIVIDEND POLICY                                                               10

         The Portfolio distributes dividends from its net investment income in November and December and any realized net capital gains annually after the end of the Fund's fiscal year in November. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")


                                                                            PAGE

PURCHASE, VALUATION AND REDEMPTION OF SHARES                                  11

         The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the "NYSE") on each day that the Exchange is open for business. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. The redemption price of a share of the Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")



                                         (1)

SHAREHOLDER TRANSACTION EXPENSES

                 None*


         The expenses in the expense table below are based on those incurred by the Portfolio and the Series for the fiscal year ended November 30, 1995.


ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


              Management Fee                                      0.20%
              Administration Fee (after voluntary fee waivers)    0.00%
              Other Expenses (after reimbursements)               0.76%
              Total Operating Expenses                            0.96%


         *Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.


         **The "Management Fee" is payable by the Series, and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio. "Other expenses" include a fee paid to the Shareholder Services Agent of each employer plan or institution of .25% of the aggregate daily value of all shares of the Portfolio that are held in an account maintained by such Shareholder Services Agent, paid on a monthly basis. (See "Administrative Services.")

EXAMPLE

         You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:

                       1 Year      3 Years     5 Years     10 Years
                       ------      -------     -------     --------
                        $10         $31         $53         $118


         The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Series. (See "MANAGEMENT OF THE PORTFOLIO.") The Board of Directors of the Fund has considered whether such expenses will be more or less than they would have been if the Portfolio were to have invested directly in the securities held by the Series. The total expense ratio for the Portfolio and the Series is expected to be less over time than such ratio would have been if the Portfolio would have invested directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Series, including the Portfolio, will pay its proportionate share of the expenses of the Series.

         THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


         Beginning December 1, 1993, the Advisor agreed to waive its fee under the Investment Management Agreement with respect to the Series to the extent necessary to keep the cumulative annual expenses of the Series to not more than
 .45% of average net assets of the Series on an annualized basis. For the fiscal year ended November 30, 1995, the Advisor was not required to waive any portion of its fee pursuant to such agreement. Effective July 1, 1994, the Advisor agreed to waive its fee under the Administration Agreement with respect to the Portfolio, and to the extent that such waiver is insufficient, to reimburse the Portfolio, to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than .96% of the average net assets of the Portfolio on an annualized basis. Absent the Advisor's waiver of the administration fees and reimbursement, the ratio of expenses to average net assets for the Portfolio for the fiscal year ending November 30, 1995 would have been 1.48%. The Advisor retains the right in its sole discretion to modify or eliminate the waivers or its reimbursement of a portion of its fees in the future. If the Advisor modifies or eliminates the fee waivers or reimbursement, such change will be set forth in the prospectus.


                           CONDENSED FINANCIAL INFORMATION

         The following financial highlights are part of the financial statements of the Portfolio. The information for each of the past fiscal years has been audited by independent auditors. The financial statements, related notes and the report of the independent auditors covering such financial information and financial highlights for the Fund's most recent fiscal year ended November 30, 1995, are incorporated by reference into the Statement of Additional Information. Further information about the Portfolio's performance is contained in the Fund's Annual Report to shareholders for the year ended November 30, 1995. A copy of the Annual Report (including the report of the independent auditors) may be obtained from the Fund upon request at no charge.

                                 FINANCIAL HIGHLIGHTS

                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                    Year Ended        August 3 to
                                                                     Nov. 30,           Nov. 30,
                                                                       1995               1994
                                                                    ----------        ------------
Net Asset Value, Beginning of Period . . . . . . . . . . . . . . .    $  9.48              $10.00
                                                                      -------              ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income . . . . . . . . . . . . . . . . . . . . . .       0.13                 .06
 Net Gains (Losses) on Securities (Realized and Unrealized). . . .       0.49               (0.52)
                                                                      -------              ------
  Total from Investment Operations . . . . . . . . . . . . . . . .       0.62               (0.46)
                                                                      -------              ------
Less Distributions
 Net Investment Income . . . . . . . . . . . . . . . . . . . . . .      (0.13)              (0.06)
 Net Realized Gains. . . . . . . . . . . . . . . . . . . . . . . .      (0.02)                 -)
                                                                      -------              ------
  Total Distributions. . . . . . . . . . . . . . . . . . . . . . .      (0.15)              (0.06)
                                                                      -------              ------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . . .    $  9.95               $9.48
                                                                      -------              ------
                                                                      -------              ------
Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . .       6.52%              (4.73)%#
Net Assets, End of Period (thousands). . . . . . . . . . . . . . .    $14,323              $7,643
Ratio of Expenses to Average Net Assets (1). . . . . . . . . . . .       0.96%(a)            0.96%*(a)
Ratio of Net Investment Income to Average Net Assets . . . . . . .       1.63%(a)            2.56%*(a)
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . . .        N/A                 N/A

*Annualized
#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1995 and 1994 would have been 1.48% and 12.07%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1995 and 1994 would have been 1.11% and 1.46%, respectively.

N/A Refer to the respective Master Fund Series.

                SPECIAL INFORMATION ABOUT THE PORTFOLIO'S STRUCTURE

         The Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Series, an open-end, management investment company registered under the Investment Company Act of 1940, having the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of the Series may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series. This prospectus describes the investment objective, policies and restrictions of the Portfolio and the Series. (See "INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIO" for a description of the management and other expenses associated with the Portfolio's investment in the Series. Other institutional investors, including other mutual funds, may invest in the Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Series other than through the Portfolio.


         The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. While investment in the Series by other institutional investors offers potential benefits to the Series and, through its investment in the Series, the Portfolio also, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the Portfolio could have effective voting control over the operation of the Series.


         Further, if the Series changes its investment objective in a manner which is inconsistent with the investment objective of the Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.


         Finally, the Portfolio's investment in the shares of a registered investment company such as the Series is new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invests.

                          INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES

         The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the Series, which has the same investment objective and policies as the Portfolio. The Series operates as a diversified investment company and seeks to achieve its objective by investing in the stocks of large non-U.S. companies that have a high book value in relation to their market value (a "book to market ratio"). The shares of a company in any given country will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios whose shares are listed on a major exchange, and, as described below, will be considered eligible for investment. The Series intends to invest in the stocks of large companies in countries with developed markets. Initially, the Series will invest in the stocks of large companies in Japan, the United Kingdom, Germany, France, Switzerland, Italy, Belgium, Spain, the Netherlands, Sweden, Hong Kong, Singapore and Australia. As the Series' asset growth permits, it may invest in the stocks of large companies in other developed markets. (See "RISK FACTORS.")

PORTFOLIO STRUCTURE

         Under normal market conditions, at least 65% of the Series' assets will be invested in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Series' assets will be invested in such companies in any one country. The Series reserves the right to invest in index futures contracts and options on futures contracts to commit funds awaiting investment or to maintain liquidity. The Series will not purchase futures contracts if as a result more than 5% of its total assets would then consist of initial margin deposits on such contracts. Such investments entail certain risks. (See "RISK FACTORS.") The Series also may invest up to 5% of its assets in convertible debentures issued by large non-U.S. companies.

         The Series intends to invest in companies having at least $500 million of market capitalization. The Advisor believes that such minimum amount accounts for variations in company size among countries and provides a sufficient universe of eligible companies. The Series will be approximately market capitalization weighted. In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighing of certain countries in the Series may vary from their weighing in international indices such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holding within the same country. The Advisor may exclude the stock of a company that otherwise meets the applicable criteria if the Advisor determines, in its best judgment, that other conditions exist that make the purchase of such stock for the Series inappropriate.

         Deviation from market capitalization weighing will occur because the Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Series may be reduced from time to time from the level which adherence to market capitalization weighing would otherwise require. A portion, but generally not in excess of 20%, of the Series' assets may be invested in interest-bearing obligations, such as money-market instruments, thereby causing further deviation from market capitalization weighing. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Series investment objective.

         The Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighing would otherwise require. While such purchases might cause a temporary deviation from market capitalization weighing, they would ordinarily be made in anticipation of further growth of the assets of the Series.

         Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of eligible large companies with high book to market ratios whose stock are eligible for investment. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the Series. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighing and such deviation could be substantial if a significant amount of the Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

         It is management's belief that the stocks of large companies with high book to market ratios offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Series.

         The Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Series do pay dividends. It is anticipated, therefore, that the Series will receive dividend income.

PORTFOLIO TRANSACTIONS

         Securities which have depreciated in value since their acquisition will not be sold by the Series solely because prospects for the issuer are not considered attractive, or due to an expected or realized decline in securities prices in general. Securities may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, such as tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year, and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining a portfolio of companies with large market capitalizations and high book to market ratios.

                                   SECURITIES LOANS

         The Series is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Series may earn additional income from lending securities, such activity is incidental to the Series' investment objective.
The value of securities loaned may not exceed 331/3% of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities, but as long as it holds only shares of the Series, it will not do so.


                                RISK FACTORS

FOREIGN SECURITIES

         The Series invests in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the Series. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies.

FOREIGN CURRENCIES AND RELATED TRANSACTIONS


         Investments of the Series will be denominated in foreign currencies. Changes in the relative values of foreign currencies and the U.S. dollar, therefore, will affect the value of investments of that Series. The Series may purchase foreign currency futures contracts and options in order to hedge against changes in the level of foreign currency exchange rates, provided not more than 5% of the Series' assets are then invested as initial margin deposits on such contracts or options. Such contracts involve an agreement to purchase or sell a specific currency at a future date at a price set in the contract and enable the Series to protect against losses resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies occurring between the trade and settlement dates of Series securities transactions, but they also tend to limit the potential gains that might result from a positive change in such currency relationships.


BORROWING


         The Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, the Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging," and in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. The interest payable on the amount borrowed would increase the Series' expenses and if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series will be reduced as a result of leveraging.


PORTFOLIO STRATEGIES

         The method employed by the Advisor to manage the Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

REPURCHASE AGREEMENTS

         In addition, the Series may invest in repurchase agreements. A repurchase agreement is a short-term investment in which the Series acquires ownership of debt securities from a bank which is a member of the Federal Reserve System, or from a well-established securities dealer (the "seller") and the seller agrees to repurchase those securities at a future time and set price, thereby determining the yield during the Series' holding period. If the seller becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Series and, therefore, subject to sale by the trustee in bankruptcy. Management believes that the risks associated with repurchase agreements can be controlled through stringent security selection criteria and careful monitoring procedures.

FUTURES CONTRACTS AND OPTIONS ON FUTURES


         The Series also may invest in index futures contracts and options on index futures, provided that, in accordance with current regulations, not more than 5% of the Series' total assets are then invested as initial margin deposits on such contracts or options. In addition, to the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Series and the prices of such futures contracts and options, and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting a Series' ability to close a position in such investments. Gains or losses on investments in options and futures depend on the direction of securities prices, interest rates and other economic factors, and the loss from investing in futures contracts is potentially unlimited. Certain restrictions imposed by the Internal Revenue Code may limit the ability of a Series to invest in futures contracts and options on futures contracts.


                             MANAGEMENT OF THE PORTFOLIO

         Dimensional Fund Advisors Inc. serves as investment advisor to the Series and, as such, is responsible for the management of its assets.
Investment decisions for the Series are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Series with a trading department and selects brokers and dealers to effect securities transactions.

         Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

         For the fiscal year ended November 30, 1995, the Advisor received a fee for its advisory services to the Series equal to 0.20% of the average net assets of the Series, and the total expenses of the Portfolio were 0.96% of its average net assets. Absent waiver of fees and expense reimbursements by the Advisor, the total expenses of the portfolio for the fiscal year ended November 30, 1995, would have been 1.48% of its average net assets. Beginning December 1, 1993, the Advisor agreed to waive its fee under the Investment Management Agreement with respect to the Series to the extent necessary to keep the cumulative annual expenses of the Series to not more than .45% of average net assets of the Series on an annualized basis. For the fiscal year ended 1995, the Advisor was not required to waive any portion of its fee pursuant to such agreement.


         The Portfolio and the Series each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal and, for only the Portfolio, state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio of the Fund or Series of the Trust are so allocated and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of the amount of fees paid by the Fund or Trust to PFPC Inc. ("PFPC"), the dividend disbursing and accounting services agent of the Fund.


         The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $14 billion. David G. Booth and Rex A. Sinquefield, directors and officers of both the Fund and the Advisor and trustees and officers of the Trust, together own approximately 63% of the Advisor's outstanding stock and may be deemed controlling persons of the Advisor.

         The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolio. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Series. The Portfolio's statement of additional information furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES

         The Fund has entered into an Administration Agreement with the Advisor on behalf of the Portfolio. Pursuant to the Administration Agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of .20% of the average net assets of the Portfolio. Effective July 1, 1994, the Advisor agreed to waive its fees under the Administration Agreement with respect to the Portfolio, and to the extent that such waiver is insufficient, to reimburse the Portfolio, to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than .96% of the average net assets of the Portfolio on an annualized basis. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees in the future.

         The Fund intends to enter into shareholder service agreements with certain Shareholder Service Agents on behalf of the Portfolio. The Shareholder Service Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer's plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. The service to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary to the registration of the Portfolio's shares under the state securities laws.


                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES


         The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The Portfolio's policy is to distribute substantially all net investment income in November and December and any realized net capital gains annually after November 30, the close of the Fund's fiscal year. The Series also intends to qualify as a regulated investment company under the Code.

         Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

         The Portfolio receives income in the form of income dividends paid by the Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of the Portfolio will be distributed as described above. Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax.

         Whether paid in cash or additional shares and regardless of the length of time the Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. It is anticipated that either none or only a small portion of the distributions made by the Portfolio will qualify for the corporate dividends received deduction because of the Series' investment in foreign equity securities.

         For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

         Dividends which are declared in November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another Portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         The Series may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of the Series are invested in securities of foreign corporations, the Portfolio may elect to pass-through to its shareholders their pro rata share of foreign income taxes paid by the Series. If this election is made, shareholders will be required to include in their gross income their pro rata share of foreign taxes paid by the Series, However, shareholders will be entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

         The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.


         If Series purchases shares in certain foreign entities, called "passive foreign investment companies" ("PFIC"), such Series may be subject to U.S. federal income tax and a related interest charge on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by Series to Portfolio.

         The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

                                  PURCHASE OF SHARES

         Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Code and (ii) to clients, customers or members of certain institutions.
Provided that shares of the Portfolio are available under an employer's plan or through an institution, shares may be purchase by following the procedures adopted by the respective employer or institution and approved by Fund management for making investments. Shares are available through the Shareholder Services Agent designated under the employer's plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer's plan or institution imposes a minimum transaction requirement.

                                 VALUATION OF SHARES

         The net asset values per share of the Portfolio and the Series are calculated as of the close of the NYSE by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Series, respectively. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

         Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Series are determined as of such times for the purpose of computing the net asset value of the Series. If events which materially affect the value of the investments of the Series occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above. The net asset value per share of the Series is expressed in U.S. dollars by translating the net assets of the Series using the bid price for the dollar as quoted by generally recognized reliable sources.

         Provided that the Shareholder Services Agent has received the investor's investment instructions in good order and the Custodian has received the investor's payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the order by PFPC. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

         Based on the experience of the Portfolio, management believes that any dilutive effective of the cost of investing the proceeds of the sale of the shares of the Portfolio is minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a reimbursement fee. Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio and the Series. Any such charges will be described in the prospectus.

                                     DISTRIBUTION

         The Fund acts as distributor of the Portfolio's shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolio's shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

                                  EXCHANGE OF SHARES

         Provided such transactions are permitted under the employer's 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the U.S. Small Cap Value Portfolio II or the U.S. Large Cap Value Portfolio II by first completing the necessary documentation as required by the Shareholder Services Agent designated in the employer's plan or by the institution.

         The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated. Exchanges will be accepted only if the shares of the portfolio being acquired are registered in the investor's state of residence.

         The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

         There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.


                                 REDEMPTION OF SHARES

         Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

         Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

                                 GENERAL INFORMATION

         The Fund was incorporated under Maryland law on March 19, 1990. The shares of the Portfolio, when issued and paid for in accordance with this prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemptions or any other feature.

         The Portfolio and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods and by linking the actual return of a Portfolio with data for periods prior to the Portfolio's inception. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

           The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the Portfolio in the Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

         Whenever the Portfolio, as an investor in the Series, is asked to vote on a proposal to change a fundamental investment policy (i.e., a policy that may be changed only with the approval of shareholders) of the Series, the Fund will hold a special meeting of the Portfolio's shareholders to solicit their votes
with respect to the proposal.   The Directors of the Fund will then vote the
Portfolio's shares in the Series in accordance with the voting instructions received from the

Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in the same proportion as the shares for which they receive voting instructions.


         As of January 31, 1996, the following person owns more than 25% of the voting securities of the Portfolio:

                 Charles Schwab & Co.-REIN*                      100%
                 101 Montgomery Street
                 San Francisco, CA 94104


                 * Owner of record only

         Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer's plan documents or in documents provided by the institution.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005


CUSTODIAN
PNC BANK, National Association
200 Stevens Drive
Airport Business Center
Lester, PA  19113


ACCOUNTING SERVICES AND DIVIDEND DISBURSING AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                         DFA INTERNATIONAL VALUE PORTFOLIO II


                          DIMENSIONAL INVESTMENT GROUP INC.

            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION

                                    MARCH 29, 1996


    This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio II (the "Portfolio") of Dimensional Investment Group Inc. (the "Fund"), dated March 29, 1996, which can be obtained by writing or calling the Shareholder Services Agent for your employer's plan.



                                  TABLE OF CONTENTS


                                                                         PAGE
INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . 2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . 2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . 3

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS . . . . . . . . . . . . . . . . 6

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . 6

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . . 7

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . 9

OTHER INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . .10

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .10

CALCULATION OF PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . . . .11

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .12

                          INVESTMENT OBJECTIVE AND POLICIES


    The following information supplements the information set forth in the prospectus under the caption "INVESTMENT OBJECTIVE AND POLICIES,"* and applies to the DFA International Value Series (the "Series") of The DFA Investment Trust Company (the "Trust").


    Because the structure of the Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that the Series will include as much as 5% of the voting securities in any issuer.


    The Portfolio may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).
As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Portfolio upon conversion of a convertible debenture will generally be held for so long as the Adviser anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio's investment objective and policies.


                               BROKERAGE TRANSACTIONS

    During the fiscal years ended November 30, 1993, 1994 and 1995, the Series paid brokerage commissions of $233,355, $623,031 and $542,306, respectively. Portfolio transactions of the Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services.


    Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to assets under its management. Brokerage transactions may be placed with securities firms that are affiliated with an affiliate of the Advisor. Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated and the frequency of, and the selection of brokers to effect, such transactions would be fair and reasonable to the Portfolio's shareholders. No commissions were paid to affiliates or affiliates of affiliates during fiscal years 1994 and 1995.

    The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Series can effect transactions at the best available prices.

    During fiscal year 1995, the Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series of $85,760 with respect to securities transactions valued at $34,304,000. The investment management agreement permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Series. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series.


    The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Series, except if the Portfolio receives securities or currencies from the Series to satisfy the Portfolio's redemption request. (See "REDEMPTION OF SHARES.")


                                INVESTMENT LIMITATIONS

    The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Series are the same as those of the Portfolio.

    The Portfolio will not:

(1) invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3) as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result of more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

(4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5) borrow, except that the Portfolio may borrow for temporary or emergency purposes or to pay redemptions, amounts not exceeding 33% of its net assets from banks and pledge not more than 33% of such assets to secure such loans;

(6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8) engage in the business of underwriting securities issued by others;

(9) invest for the purpose of exercising control over management of any company;

(10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

(12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

(13) write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

(14) purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of equity securities;

(15) purchase securities on margin or sell short; or

(16) acquire more than 10% of the voting securities of any issuer.


    The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

    Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares.

    The investment limitations described in (3), (7), (9), (10), (11), (12) and
(16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series. For the purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

    Pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Series' limitations on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

    The Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the Series has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

    Unless otherwise indicated, all limitations applicable to the Portfolios' and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Series' total assets will not require a Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.


                                  FUTURES CONTRACTS


    The Series may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expects to earn income on their margin deposits. Pursuant to current regulations, the Series will not enter into futures contract transactions if, immediately thereafter, its margin deposits on open contracts exceed 5% of the market value of its total assets. In addition, to the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the SEC, the Series may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

    Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Series would continue to be required to continue to make variation margin deposits. In such circumstances, if the Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.


                      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

    Except for transactions the Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.


    In order for the Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Series' annual gross income. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Series may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of the Series' fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.


                             MANAGEMENT OF THE PORTFOLIO

    DFA has undertaken to reimburse the Portfolio to the extent necessary to satisfy the most restrictive expense ratio required by any state in which the Portfolio's shares are qualified for sale. Presently, the most restrictive expense limitation is 2.5% on the first $30,000,000 of average annual net assets of the Portfolio, 2.0% of the next $70,000,000 of such assets, and 1.5% of any excess. For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series.

    For its services as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series.

                                DIRECTORS AND OFFICERS

    The names and addresses of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS


    David G. Booth, 49, Director*, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Asia Inc., DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company. Chairman and Director, Dimensional Fund Advisors Ltd.


    George M. Constantinides, 48, Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.


    John P. Gould, 57, Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).


    Roger G. Ibbotson, 52, Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).


    Merton H. Miller, 72, Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. Public Director, Chicago Mercantile Exchange.


    Myron S. Scholes, 54, Director, Greenwich, CT. Limited Partner, Long Term Capital Management L.P. (money manager). Frank E. Buck Professor of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University (on leave). Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breedon Group of Investment Companies.


    Rex A. Sinquefield, 51, Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.

*Interested Director of the Fund.

OFFICERS

    Each of the officers listed below hold the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.

    Arthur Barlow, 40, Vice President, Santa Monica, CA.


    Truman Clark, 54, Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.


    Maureen Connors, 59, Vice President, Santa Monica, CA.


    Robert Deere, 38, Vice President, Santa Monica, CA.


    Irene R. Diamant, 45, Vice President and Secretary, Santa Monica, CA.


    Eugene Fama, Jr., 35, Vice President, Santa Monica, CA.


    David Plecha, 34, Vice President, Santa Monica, CA.



    George Sands, 40, Vice President, Santa Monica, CA. Managing Director, Asset Strategy Consulting, Los Angeles, CA from 1991 to 1992 and previously Vice President, Wilshire Associates, Santa Monica, CA.


    Michael T. Scardina, 40, Vice President, Chief Financial Officer, Controller and Treasurer, Santa Monica, CA.


    Cem Severoglu, 32, Vice President, Santa Monica, CA.


    Jeanne C. Sinquefield, Ph.D., 49, Executive Vice President, Santa Monica,
CA.


    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.



    Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1995, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.


                              Aggregate               Total Compensation From
                             Compensation                       Fund
Director                       from Fund                 and Fund Complex
--------                    --------------           ------------------------
George M. Constantinides         $5,000                         $30,000
John P. Gould                    $5,000                         $30,000
Roger G. Ibbotson                $5,000                         $30,000
Merton H. Miller                 $4,000                         $24,000
Myron S. Scholes                 $5,000                         $30,000



    Directors and officers as a group own less than 1% of the Portfolio's outstanding stock.

                               ADMINISTRATIVE SERVICES

    PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC a monthly fee of $1,000.


                                  OTHER INFORMATION

    For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal years ended November 30, 1993, 1994 and 1995, the Series paid advisory fees of $105,000, $536,000 and $937,000, respectively. The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.


    The Fund was known as DFA U.S. Large Cap Inc. from February, 1992 until the Fund amended its Articles of Incorporation in April, 1993 to change to its present name. Prior to a February, 1992 amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.


     With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

    PNC Bank, National Association serves as the custodian for the Portfolio, and Boston Safe Deposit and Trust Company serves as the custodian for the Series. The custodians maintain a separate account or accounts for the Portfolio and Series; receive, hold and release portfolio securities on account of the Portfolio and Series; make receipts and disbursements of money on behalf of the Portfolio and Series; and collect and receive income and other payments and distributions on account of the Portfolio's and Series' portfolio securities.


    Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements on an annual basis.


                           PRINCIPAL HOLDERS OF SECURITIES

    As of January 31, 1996, the following stockholders own beneficially at least 5% of the outstanding stock of the Portfolio, as set forth below.

         Charles Schwab & Co.-REIN*                      100%
         101 Montgomery Street
         San Francisco, CA 94104

         *Owner of record only


                                  PURCHASE OF SHARES

    The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

    The Fund will accept purchase and redemption orders on each day that the NYSE is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days that the NYSE is closed, except that it is open on Good Friday and closed on Martin Luther King, Jr. Day, Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

    The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

                                 REDEMPTION OF SHARES

    The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

    The Fund may suspend redemption privileges or postpone the date of payment:
(1) during any period when the NYSE is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

    If the Board of Directors of the Fund and the Board of Trustees of the Trust determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio and the shareholders of the Series, respectively, to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution of portfolio securities that the Portfolio receives from the Series to satisfy the Portfolio's redemption request in lieu of cash. The redemptions by both the Series and the Portfolio would be in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such currencies to dollars and the value of the currencies may be affected by currency exchange fluctuations.


                           CALCULATION OF PERFORMANCE DATA


    Following are quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ended November 30, 1995 (as applicable) using the standardized method of calculation required by the Securities and Exchange Commission ("SEC"):



              One Year       Five Years          Ten Years
              --------       ----------          ---------
                6.65          16 Months             n/a
1.20


    As the following formula indicates, the Portfolio and Series each determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

        n
P(1 + T)  = ERV

where:

    P   = a hypothetical initial payment of $1,000

    T   = average annual total return

    n   = number of years

    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

    In addition to the standardized method of calculating performance required by the SEC, the Portfolio and Series may disseminate other performance data. Non-standardized return data may be presented over time periods which extend prior to when the Portfolio or the Series commenced investment operations by using simulated data consistent with the investment policy of the Portfolio and the Series for that portion of the period prior to the initial investment date. The simulated data would exclude the deduction of Portfolio and Series expenses which would otherwise reduce the returns quotations.

                                 FINANCIAL STATEMENTS

    The audited financial statements and financial highlights of the Portfolio for the year ended November 30, 1995, as set forth in the Fund's annual report to stockholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.


    The audited financial statements of the Series of the Trust for the fiscal year ended November 30, 1995, as set forth in the Trust's annual report to shareholders, are incorporated herein by reference.


    A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of the Statement of Additional Information.

                                      PROSPECTUS


                                    MARCH 29, 1996



                        DFA INTERNATIONAL VALUE PORTFOLIO III
                          U.S. LARGE CAP VALUE PORTFOLIO III

                                     ------------

         This prospectus describes DFA INTERNATIONAL VALUE PORTFOLIO III and U.S. LARGE CAP VALUE PORTFOLIO III (collectively the "Portfolios"), each a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, (310) 395-8005. Each Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to 401(k) defined contribution plans and clients of registered financial advisers.


         The Fund issues eleven series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies and two of which are set forth in this prospectus. The investment objective of each Portfolio is to achieve long-term capital appreciation.



         EACH PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF A CORRESPONDING SERIES OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT ISSUES SERIES (INDIVIDUALLY AND COLLECTIVELY, THE "SERIES") HAVING THE SAME INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS AS THE PORTFOLIOS. THE INVESTMENT EXPERIENCE OF EACH PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF ITS CORRESPONDING SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIOS."



         This prospectus sets forth information about the Portfolios that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolios, dated March 29, 1996, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.


                                  ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                            PAGE

HIGHLIGHTS.....................................................................1

CONDENSED FINANCIAL INFORMATION................................................4

THE PORTFOLIOS.................................................................7

DFA INTERNATIONAL VALUE PORTFOLIO III - INVESTMENT
  OBJECTIVE AND POLICIES.......................................................8

         Portfolio Characteristics and Policies................................8

         Portfolio Structure...................................................8

         Portfolio Transactions................................................9

U.S. LARGE CAP VALUE PORTFOLIO III - INVESTMENT
  OBJECTIVE AND POLICIES......................................................10

         Portfolio Characteristics and Policies...............................10

         Portfolio Structure..................................................10

         Portfolio Transactions...............................................11

SECURITIES LOANS..............................................................12

RISK FACTORS..................................................................12

         Foreign Securities...................................................12

         Foreign Currencies and Related Transactions..........................12

         Borrowing............................................................12

         Portfolio Strategies.................................................13

         Repurchase Agreements................................................13

         Futures Contracts and Options on Futures.............................13

MANAGEMENT OF THE PORTFOLIOS..................................................13

         Administrative Services..............................................14

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES..............................15

PURCHASE OF SHARES............................................................15

         In Kind Purchases....................................................16


                                         (i)

VALUATION OF SHARES...........................................................16

DISTRIBUTION..................................................................17

EXCHANGE OF SHARES............................................................17

REDEMPTION OF SHARES..........................................................18

GENERAL INFORMATION...........................................................18



                                         (ii)

                                      HIGHLIGHTS


                                                                          PAGE 7

THE PORTFOLIOS

         Each Portfolio, in effect, represents a separate mutual fund with its own investment objective and policies. The investment objective of each Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. Clients of financial advisors may choose to invest in one or more of the Portfolios. Proceeds from the sale of shares of a Portfolio will be invested in accordance with that Portfolio's investment objective and policies. A shareholder will be entitled to a pro rata share of all dividends and distributions arising from the assets of the Portfolio in which he invests. Upon redeeming shares, a shareholder will receive the current net asset value per share of the Portfolio represented by the redeemed shares.


                                                                          PAGE 8

INVESTMENT OBJECTIVE - DFA INTERNATIONAL VALUE PORTFOLIO III

         The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the DFA International Value Series of the Trust (the "International Value Series"), which in turn will invest in the stocks of large non-U.S. companies that have a high book value in relation to their market value. (See "DFA INTERNATIONAL VALUE PORTFOLIO III - INVESTMENT OBJECTIVE AND POLICIES.")



                                                                         PAGE 10

INVESTMENT OBJECTIVE - U.S. LARGE CAP VALUE PORTFOLIO III

         The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the U.S. Large Cap Value Series of the Trust (the "Large Cap Value Series"), which in turn will invest in the common stocks of U.S. companies with shares that have a high book value in relation to their market value. The Large Cap Value Series will purchase common stocks of companies whose market capitalizations equal or exceed that of a company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange (the "NYSE"). (See "U.S. LARGE CAP VALUE PORTFOLIO III - INVESTMENT OBJECTIVE AND POLICIES.")



                                                                         PAGE 12

RISK FACTORS

         The DFA International Value Portfolio III (indirectly through its investment in the International Value Series) invests in foreign securities. The International Value Series and the Large Cap Value Series, in which the corresponding Portfolios invest, may invest in financial futures contracts and options thereon. Each Portfolio is authorized to invest in repurchase agreements. Those policies and the policy of the Portfolios to invest in the shares of corresponding Series of the Trust involve certain risks. (See "RISK FACTORS.")

MANAGEMENT AND ADMINISTRATIVE SERVICES


         Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides each Portfolio with administrative services and also serves as investment advisor to each Series. PFPC Inc. ("PFPC") provides the Portfolios and the Series with certain accounting, transfer agency and other services. (See "MANAGEMENT OF THE PORTFOLIOS.")



                                                                         PAGE 15

DIVIDEND POLICY


         Each Portfolio distributes dividends from its net investment income in November and December of each year and will distribute any realized net capital gains annually after the end of the Fund's fiscal year in November. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")



                                                                         PAGE 15

PURCHASE, VALUATION AND REDEMPTION OF SHARES


         The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the Exchange is open for business. The value of a Portfolio's shares will fluctuate in relation to the investment experience of its corresponding Series. The redemption price of a share of each Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

                None*


         The expenses in the following tables are based on those incurred by the Portfolios and their corresponding Series for the period February 3, 1995 (commencement of operations) to November 30, 1995.


ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


         DFA INTERNATIONAL VALUE PORTFOLIO III
                Management Fee                             0.20%
                Administration Fee                         0.01%
                Other Expenses                             0.30%
                Total Operating Expenses                   0.51%

         U.S. LARGE CAP VALUE PORTFOLIO III
                Management Fee                             0.10%
                Administration Fee                         0.01%
                Other Expenses                             0.20%
                Total Operating Expenses                   0.31%

  *Shares of the Portfolios that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

 **The "Management Fee" is payable by the Series, and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio.

EXAMPLE

         You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:


                                          1 Year   3 Years   5 Years   10 Years
                                          ------   -------   -------   --------
DFA International Value Portfolios III      $5       $16       $19       $64
U.S. Large Cap Value Portfolio III          $3       $10       $17       $39


         The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolios will bear directly or indirectly. The table summarizes the aggregate estimated annual operating expenses of both the Portfolios and the corresponding Series. (See "MANAGEMENT OF THE PORTFOLIOS" for a description of Portfolio and Series expenses.) The Board of Directors of the Fund has considered whether such expenses will be more or less than they would have been if each Portfolio were to have invested directly in the securities held by its corresponding Series. The aggregate amount of expenses for a Portfolio and the corresponding Trust Series may be greater than it would have been if the Portfolio were to invest directly in the securities held by the corresponding Trust Series. However, the total expense ratios for the Portfolios and their corresponding Series are expected to be less over time than such ratios would have been if the Portfolios would have invested directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Series, including the corresponding Portfolio, will pay its proportionate share of the expenses of the Series.


         The example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The above example is based on estimated expenses for the next two fiscal years and does not extend those estimates over five and ten year periods.



         Beginning December 1, 1993, the Advisor agreed to waive its fee under the Investment Management Agreement with respect to the International Value Series to the extent necessary to keep the cumulative annual expenses of the Series to not more than 0.45% of average net assets of the Series on an annualized basis. For purposes of this waiver, the annual expenses are those expenses incurred in any period consisting of twelve consecutive months. For the fiscal year ended November 30, 1995, the Advisor was not required to waive any portion of its fee pursuant to such agreement. The Advisor reserves the right to modify or eliminate the fee waiver.


                         CONDENSED FINANCIAL INFORMATION


         The following financial highlights are part of the audited financial statements for the period from February 3, 1995, (date of initial investment of the Portfolios) through November 30, 1995. The financial statements, related notes, and the report of the independent auditors covering such financial information and financial highlights for the Portfolios' most recent fiscal period ended November 30, 1995, are incorporated by reference into the Portfolios' Statement of Additional Information. Further information about the Portfolios' performance is contained in the Fund's Annual Report to shareholders for the year ended November 30, 1995. A copy of the Annual Report (including the report of the independent auditors) may be obtained from the Fund upon request at no charge.

                        DFA INTERNATIONAL VALUE PORTFOLIO III

                                 FINANCIAL HIGHLIGHTS
                           FOR THE PERIOD FEBRUARY 3, 1995
                             (COMMENCEMENT OF OPERATIONS)
                                 TO NOVEMBER 30, 1995


                   (For a share outstanding throughout each period)




Net Asset Value, Beginning of Period . . . . . . . . . . . . . . .  $  10.00
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . .      0.17
  Net Gains (Losses) on Securities (Realized and Unrealized) . . .      0.84
                                                                    --------
   Total from Investment Operations. . . . . . . . . . . . . . . .      1.01
                                                                    --------
LESS DISTRIBUTIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . .     (0.17)
  Net Realized Gains . . . . . . . . . . . . . . . . . . . . . . .     (0.03)
                                                                    --------
   Total Distributions . . . . . . . . . . . . . . . . . . . . . .      0.20
                                                                    --------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . . .  $  10.81
                                                                    --------
                                                                    --------
Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . .    10.04%#
Net Assets, End of Period (thousands). . . . . . . . . . . . . . .  $146,952
Ratio of Expenses to Average Net Assets (1). . . . . . . . . . . .     0.51%*(a)
Ratio of Net Investment Income to Average Net Assets . . . . . . .     2.29%*(a)
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . . .      N/A


----------------
*Annualized
#Non-Annualized

(1) Represents the respective combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.


N/A Refer to the respective Master Fund Series.

                          U.S. LARGE CAP VALUE PORTFOLIO III

                                 FINANCIAL HIGHLIGHTS
                           FOR THE PERIOD FEBRUARY 3, 1995
                             (COMMENCEMENT OF OPERATIONS)
                                 TO NOVEMBER 30, 1995


                   (For a share outstanding throughout the period)



Net Asset Value, Beginning of Period . . . . . . . . . . . . . . .   $  10.00
                                                                     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . .       0.23
  Net Gains (Losses) on Securities (Realized and Unrealized) . . .       3.09
                                                                     --------
    Total from Investment Operations . . . . . . . . . . . . . . .       3.32
                                                                     --------
LESS DISTRIBUTIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . .     (0.23)
  Net Realized Gains . . . . . . . . . . . . . . . . . . . . . . .     (0.17)
                                                                     --------
    Total Distributions. . . . . . . . . . . . . . . . . . . . . .     (0.40)
                                                                     --------
Net Asset Value, End of Period . . . . . . . . . . . . . . . . . .   $  12.92
                                                                     --------
                                                                     --------
Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . .      33.27%#
Net Assets, End of Period (thousands). . . . . . . . . . . . . . .   $135,043
Ratio of Expenses to Average Net Assets (1). . . . . . . . . . . .       0.31%*(a)
Ratio of Net Investment Income to Average Net Assets . . . . . . .       2.82%*(a)
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . . .        N/A


---------------

*Annualized
#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A Refer to the respective Master Fund Series.

                                    THE PORTFOLIOS

    Each of the Portfolios, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding Series of the Trust, an open-end, management investment company, registered under the Investment Company Act of 1940, that issues Series having the same investment objective as each of the Portfolios. The investment objective of a Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of a Series of the Trust may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of a Portfolio will receive written notice thirty days prior to any change in the investment objective of its corresponding Trust Series.


    This prospectus describes the investment objective, policies and restrictions of each Portfolio and its corresponding Series. (See "DFA INTERNATIONAL VALUE PORTFOLIO III - INVESTMENT OBJECTIVE AND POLICIES" and "U.S. LARGE CAP VALUE PORTFOLIO III - INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIOS" for a description of the management and other expenses associated with the Portfolios' investment in the Trust. Other institutional investors, including other mutual funds, may invest in each Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolios. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401,
(310) 395-8005 for information about the availability of investing in the Series other than through the Portfolios.



    The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, a Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. While investment in a Series by other institutional investors offers potential benefits to the Series and, through their investment in the Series, the Portfolios also, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in a Series, the remaining investors in that Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Series than the corresponding Portfolio could have effective voting control over the operation of the Series.


    Further, if a Series changes its investment objective in a manner which is inconsistent with the investment objective of a corresponding Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by a Portfolio of its investment in the corresponding Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series corresponding to DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolios. Any net capital gains so realized will be distributed to such Portfolios' shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.

         Finally, the Portfolios' investment in the shares of a registered investment company such as the Trust is new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Trust Series invest.


                       DFA INTERNATIONAL VALUE PORTFOLIO III -
                          INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES


         The investment objective of the DFA International Value Portfolio III is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the International Value Series, which has the same investment objective and policies as the Portfolio. The International Value Series operates as a diversified investment company and seeks to achieve its objective by investing in the stocks of large non-U.S. companies that have a high book value in relation to their market value (a "book to market ratio"). The shares of a company in any given country will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios whose shares are listed on a major exchange, and, as described below, will be considered eligible for investment. The International Value Series intends to invest in the stocks of large companies in countries with developed markets. Initially, the International Value Series will invest in the stocks of large companies in Japan, the United Kingdom, Germany, France, Switzerland, Italy, Belgium, Spain, the Netherlands, Sweden, Hong Kong, Singapore and Australia. As the International Value Series' asset growth permits, it may invest in the stocks of large companies in other developed markets. (See "RISK FACTORS.")



PORTFOLIO STRUCTURE


         Under normal market conditions, at least 65% of the International Value Series' assets will be invested in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Series' assets will be invested in such companies in any one country. The International Value Series reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. The International Value Series will not purchase futures contracts if, as a result, more than 5% of its total assets would then consist of initial margin deposits on such contracts. Such investments entail certain risks. (See "RISK FACTORS.") The International Value Series also may invest up to 5% of its assets in convertible debentures issued by large non-U.S. companies.


         The International Value Series intends to invest in companies having at least $500 million of market capitalization. The Advisor believes that such minimum amount accounts for variations in company size among countries and provides a sufficient universe of eligible companies. The International Value Series will be approximately market capitalization weighted. In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain countries in the International Value Series may vary from their weighting in international indices, such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holding within the same country. The Advisor may exclude the stock of a company that otherwise meets the applicable criteria if the Advisor determines, in its best judgment, that other conditions exist that make the purchase of such stock for the International Value Series inappropriate.


         Deviation from market capitalization weighting will occur because the International Value Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the International Value Series may be reduced from time to time from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the International Value Series' assets may be invested in interest-bearing obligations, such as money-market instruments, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the International Value Series investment objective. A further deviation from market capitalization weighting may occur if the International Value Series invests a portion of its assets in convertible debentures.


         The International Value Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. In addition, the Series may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See "In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the International Value Series.


         Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the International Value Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of eligible large companies with high book to market ratios whose stock are eligible for investment. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the International Value Series. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the International Value Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

         It is management's belief that the stocks of large companies with high book to market ratios offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the International Value Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the International Value Series.

         The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

PORTFOLIO TRANSACTIONS

         Securities which have depreciated in value since their acquisition will not be sold by the International Value Series solely because prospects for the issuer are not considered attractive, or due to an expected or realized decline in securities prices in general. Securities may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, such as tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year, and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining a portfolio of companies with large market capitalizations and high book to market ratios. The annual portfolio turnover rate of the International Value Series is not expected to exceed 20%.

                         U.S. LARGE CAP VALUE PORTFOLIO III -
                          INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES

         The investment objective of the U.S. Large Cap Value Portfolio III is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the Large Cap Value Series, which has the same investment objective and policies as the Portfolio. The Large Cap Value Series seeks to achieve its objective by investing in the common stocks of large U.S. companies with shares that have a high book to market ratio. A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the NYSE and, except as described below, will be considered eligible for investment. A company will be considered "large" if its market capitalization (i.e., the market price of its common stock multiplied by the number of outstanding shares) equals or exceeds that of the company having the median market capitalization of companies whose shares are listed on the NYSE. In addition, the Large Cap Value Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock ("privately placed convertible debentures"). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Large Cap Value Series' total assets at the time of purchase.

PORTFOLIO STRUCTURE


         The Large Cap Value Series will operate as a "diversified" investment company. Further, the Large Cap Value Series will not invest more than 25% of its total assets in securities of companies in a single industry. Ordinarily, at least 80% of the assets of the Large Cap Value Series will be invested in a broad and diverse group of readily marketable common stocks of large U.S. companies with high book to market ratios, as described above. The Large Cap Value Series may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities such as money market instruments, including short-term repurchase agreements. The Large Cap Value Series may invest in index futures contracts and options on futures contracts provided that, in accordance with current regulations, not more than 5% of the Series' total assets are then invested as initial margin deposits on such contracts or options. The Large Cap Value Series will purchase securities that are listed on the principal U.S. national securities exchanges and traded over-the-counter.


         The Large Cap Value Series will be structured on a market capitalization basis, by generally basing the amount of each security purchased on the issuer's relative market capitalization, with a view to creating in the Large Cap Value Series a reasonable reflection of the relative market capitalizations of its portfolio companies. However, the Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines, in its best judgment, that other conditions exist that make the inclusion of such security inappropriate.


         Deviation from strict market capitalization weighting will also occur because the Large Cap Value Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Large Cap Value Series may be reduced, from time to time, from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Large Cap Value Series' assets may be invested in interest-bearing obligations, as described above, thereby causing further deviation from market capitalization weighting. The Large Cap Value Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, the Series may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See "In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Large Cap Value Series. If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the Large

Cap Value Series as additional cash becomes available to it. However, the Portfolio and the Large Cap Value Series each has retained the right to borrow to make redemption payments and are also authorized to redeem their shares in kind. (See "REDEMPTION OF SHARES.")


         Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Large Cap Value Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of large U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are not less than the maximum on such list will be purchased by the Large Cap Value Series. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Large Cap Value Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale. A further deviation from market capitalization weighting may occur if the Large Cap Value Series invests a portion of its assets in privately placed convertible debentures. (See "Portfolio Characteristics and Policies.")

         It is management's belief that the stocks of large U.S. companies with high book to market ratios offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the Large Cap Value Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Large Cap Value Series.

         The Large Cap Value Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Large Cap Value Series do pay dividends. It is anticipated, therefore, that the Large Cap Value Series will receive dividend income.

PORTFOLIO TRANSACTIONS

         The Large Cap Value Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure", investments will be made in virtually all eligible securities on a market capitalization weighted basis. This is a passive approach to investment management that does not entail taking steps to reduce risk by replacing portfolio equity securities with other securities that appear to have the potential to provide better investment performance.

         Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Advisor may, from time to time, sell portfolio securities when, in its opinion, such action is necessary to pay redemptions in cash. However, the Large Cap Value Series and the Portfolio are authorized to borrow in order to pay redemptions in cash. The Large Cap Value Series may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Large Cap Value Series. However, securities may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. The annual portfolio turnover rate is not expected to exceed 25%.

         In addition, the Large Cap Value Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Series.

                                   SECURITIES LOANS


         The Portfolios and Series are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as a Portfolio will only hold shares of its corresponding Series, the Portfolios do not intend to lend those shares. While a Series may earn additional income from lending securities, such activity is incidental to a Series' investment objective. The value of securities loaned may not exceed 33 1/3% of the value of a Series' total assets. In connection with such loans, a Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.


                                     RISK FACTORS

FOREIGN SECURITIES

         The International Value Series invests in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the International Value Series. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies.


FOREIGN CURRENCIES AND RELATED TRANSACTIONS


         Investments of the International Value Series will be denominated in foreign currencies. Changes in the relative values of foreign currencies and the U.S. dollar, therefore, will affect the value of investments of that Series. The International Value Series may purchase foreign currency futures contracts and options in order to hedge against changes in the level of foreign currency exchange rates, provided not more than 5% of the International Value Series' assets are then invested as initial margin deposits on such contracts or options. Such contracts involve an agreement to purchase or sell a specific currency at a future date at a price set in the contract and enable the International Value Series to protect against losses resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies occurring between the trade and settlement dates of Series securities transactions, but they also tend to limit the potential gains that might result from a positive change in such currency relationships.



BORROWING


         The International Value Series and the Large Cap Value Series each has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, a Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging," and in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. The interest payable on the amount borrowed would increase the Series' expenses and if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series will be reduced as a result of leveraging.

PORTFOLIO STRATEGIES

         The method employed by the Advisor to manage the International Value Series and the Large Cap Value Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.


REPURCHASE AGREEMENTS


         In addition, each Series may invest in repurchase agreements. In the event of bankruptcy of the other party to a repurchase agreement, the Trust could experience delay in recovering the securities underlying such agreements. Management believes that this risk can be controlled through stringent security selection criteria and careful monitoring procedures.


FUTURES CONTRACTS AND OPTIONS ON FUTURES



         Each Series also may invest in index futures contracts and options on index futures, provided that, in accordance with current regulations, not more than 5% of each Series' total assets are then invested as initial margin deposits on such contracts or options. In addition, to the extent that such Series invest in futures contracts and options thereon for other than bona fide hedging purposes, no Series will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Series and the prices of such futures contracts and options, and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting a Series' ability to close a position in such investments. Gains or losses on investments in options and futures depend on the direction of securities prices, interest rates and other economic factors, and the loss from investing in futures contracts is potentially unlimited. Certain restrictions imposed by the Internal Revenue Code may limit the ability of a Series to invest in futures contracts and options on futures contracts.


                             MANAGEMENT OF THE PORTFOLIOS

         Dimensional Fund Advisors Inc. serves as investment advisor to each Series and, as such, is responsible for the management of their respective assets. Investment decisions for the Series are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides each Series with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.


         For the period February 3, 1995 (commencement of operations) through November 30, 1995, (i) the Advisor received a fee for its services which, on an annual basis, equaled the following percentage of the average net assets of each Portfolio's corresponding Series; and (ii) the total expenses of each Portfolio were the following percentages of respective average net assets:



                                         Management Fee      Total Expenses
                                         ---------------     --------------
DFA International Value Portfolio III       0.20%                   0.51%
U.S. Large Cap Value Portfolio III          0.10%                   0.31%



         Beginning December 1, 1993, the Advisor agreed to waive its fee under the investment management agreement with respect to the International Value Series to the extent necessary to keep the cumulative annual expenses of the Series to not more than .45% of average net assets of the Series on an annualized basis. For the fiscal year ended 1995, the Advisor was not required to waive any portion of its fee pursuant to such agreement.


         Each Portfolio and Series bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal and, for only a Portfolio, state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio of the Fund or Series of the Trust are so allocated and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of the amount of fees paid by the Fund or Trust to PFPC, the dividend disbursing and accounting services agent of the Fund.


         The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $14 billion. David G. Booth and Rex A. Sinquefield, directors and officers of both the Fund and the Advisor and trustees and officers of the Trust, together own approximately 63% of the Advisor's outstanding stock and may be deemed controlling persons of the Advisor.


         The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolios. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Series. The statement of additional information relating to the Portfolios furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the Statement of Additional Information.")

ADMINISTRATIVE SERVICES

         The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolios pay the Advisor a monthly fee equal to one-twelfth of .01% of their respective average net assets.

         PFPC serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the Portfolios' and the Series' custodians and dividend disbursing agent. For its services, each Portfolio pays PFPC a monthly fee of $1,000.


                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES


         Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The policy of each Portfolio is to distribute substantially all of its net investment income in November and December of each year. Both Portfolios will distribute any realized net capital gains annually after the end of the Fund's fiscal year. Each Series intends to qualify as a regulated investment company under the Code.



         Shareholders of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). Shareholders of the U.S. Large Cap Value Portfolio III, who do not own their shares under a 401(k) plan, may select one of the following options upon written notice to the Transfer Agent:


         Income Option -          to receive income dividends in cash and
                                  capital gains distributions in additional shares at net asset value.

         Capital Gains Option -   to receive capital gains distributions in
                                  cash and income dividends in additional
                                  shares at net asset value.

         Cash Option -            to receive both income dividends and capital
                                  gains distributions in cash.


         Each Portfolio receives income in the form of income dividends paid by the corresponding Series. This income, less the expenses incurred in operations, is a Portfolio's net investment income from which income dividends are distributed as described above. A Portfolio also may receive capital gains distributions from the corresponding Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of a Portfolio will be distributed as described above. Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes.



         Whether paid in cash or additional shares and regardless of the length of time a Portfolios' shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income of U.S. Large Cap Value Portfolio will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends on the aggregate qualifying dividend income received by the corresponding Series from domestic (U.S.) sources. It is anticipated that either none or only a small portion of the distributions made by the DFA International Value Portfolio III will qualify for the corporate dividends received deduction because of the corresponding Series' investment in foreign equity securities.



         For those investors subject to tax, if purchases of shares of the Portfolios are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income. Shareholders are notified annually by the Fund as to the federal tax statuts of dividends and distributions paid by the Portfolios.



         Dividends which are declared in November or December to shareholders of record in such month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.



         The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of a Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of a Portfolios' shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.



         The International Value Series may be subject to foreign withholding taxes on income from certain of its foreign securities. If International Value Series purchases shares in certain foreign entities, called "passive foreign investment companies" ("PFIC"), such Series may be subject to U.S. federal income tax and a related interest charge on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by Series to Portfolio.



         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.



         The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.



         The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolios.

                              PURCHASE OF SHARES

         Shares of the Portfolios are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Code; and (ii) to clients of financial advisers.



         Provided that shares of the Portfolios are available under an employer's 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer's plan.

Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer's plan imposes a minimum transaction requirement.



         Investors who are clients of financial advisers should contact their financial adviser with respect to a proposed investment and then follow the procedures adopted by the financial adviser for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of financial advisers may also be subject to investment advisory fees under their own arrangements with their financial advisers.


IN KIND PURCHASES

         If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by its corresponding Series or otherwise represented in the portfolios of the Series as described in this prospectus or in exchange for local currencies in which such securities of the International Value Series are denominated. Securities and local currencies to be exchanged which are accepted by the Fund and Fund shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the DFA International Value Portfolio III with local currencies should first contact the Advisor for wire instructions.



         The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Series corresponding to the Portfolio whose shares are to be issued and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the corresponding Series may not exceed 5% of the net assets of the Series immediately after the transaction. The Fund will accept such securities for investment and not for resale.



         A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged.
Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of stockholders. Certificates for fractional shares, however, will not be issued.


                                VALUATION OF SHARES

         The net asset value per share of each Series is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Series. Securities held by a Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

         Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the International Value Series are determined as of such times for the purpose of computing the net asset value of the Series. If events which materially affect the value of the investments of the International Value Series occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above. The net asset value per share of the International Value Series is expressed in U.S. dollars by translating the net assets of the Series using the bid price for the dollar as quoted by generally recognized reliable sources.

         The net asset value of each Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. The value of each Portfolio's shares will fluctuate in relation to the investment experience of the corresponding Series.


         Provided that a financial adviser or service agent designated under a 401(k) plan has received the investor's investment instructions in good order and the Custodian has received the investor's payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the order by PFPC. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.


         The public offering price of shares of each Portfolio is the net asset value next determined after the purchase order is received by PFPC; no sales charge is imposed. Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a fee that would be used to reimburse a Portfolio for such cost ("reimbursement fee"). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios and their corresponding Series. Any such charges will be described in the prospectus.

                                     DISTRIBUTION

         The Fund acts as distributor of the Portfolios' shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolios' shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.


                                  EXCHANGE OF SHARES


         An investor who is a client of a financial adviser may exchange shares of one Portfolio for those of another Portfolio described in this prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company ("DFAIDG"), by first contacting its financial adviser and completing the documentation required by the financial adviser. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. In addition, exchanges are not accepted into or from the DFA International Value Portfolio III. Investors should contact their financial advisor for a list of those portfolios of DFAIDG that accept exchanges.



     Provided such transactions are permitted under the employer's 401(k) plan, investors may exchange shares of other Fund portfolios that are offered through the plan by completing the necessary documentation as required by the service agent designated under the employer's plan. Please contact the service agent of your plan for further information.

         The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated and any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder;
(iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.



         With respect to shares held by clients of financial advisers, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. "Good order" means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by a commercial bank, trust company or member of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the shares of the portfolio being acquired are registered in the investor's state of residence.



         With respect to shares held under a 401(k) plan, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the plan's service agent has received appropriate instructions in the form required by such service agent.



         There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.


                                 REDEMPTION OF SHARES


         An investor who desires to redeem shares of a Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan in the form required by such financial adviser or service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC.


         Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

                                 GENERAL INFORMATION

         The Portfolios and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods and by linking the actual return of a Portfolio with data for periods prior to the Portfolio's inception. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

         The Fund was incorporated under Maryland law on March 19, 1990. The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of a Portfolio in a Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

         Whenever a Portfolio, as an investor in its corresponding Series, is asked to vote on a proposal to change a fundamental investment policy (i.e., a policy that may be changed only with the approval of shareholders) of the Series, the Fund will hold a special meeting of the Portfolio's shareholders to solicit their votes with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in the same proportion as the shares for which they receive voting instructions.


         As of January 31, 1996, the following persons owned more than 25% of the voting securities of the following Portfolios:


              DFA INTERNATIONAL VALUE PORTFOLIO III


              Charles Schwab & Co. Inc.-All REIN*                      100%
              101 Montgomery Street
              San Francisco, CA 94104

              U.S. LARGE CAP VALUE PORTFOLIO III

              Charles Schwab & Co. Inc.-Cap Gain REIN*               55.96%
              101 Montgomery Street
              San Francisco, CA 94104


              Charles Schwab & Co. Inc.-All REIN*                    44.04%
              101 Montgomery Street
              San Francisco, CA 94104


              *Owner of record only


         Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005


CUSTODIAN
PNC BANK, National Association
200 Stevens Drive, Airport Business Center
Lester, PA  19113


ACCOUNTING SERVICE AND DIVIDEND DISBURSING AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                        DFA INTERNATIONAL VALUE PORTFOLIO III
                          U.S. LARGE CAP VALUE PORTFOLIO III


                          DIMENSIONAL INVESTMENT GROUP INC.

            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION

                                    MARCH 29, 1996


         This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III (collectively the "Portfolios") of Dimensional Investment Group Inc. (the "Fund"), dated March 29, 1996, which can be obtained from the Fund by writing to the Fund at the above address or by calling the above telephone number.


                                  TABLE OF CONTENTS

                                                                           PAGE
INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . .   2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . .   2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .   4

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS . . . . . . . . . . . . . . . .   6

MANAGEMENT OF THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . .   7

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . .   7

OTHER INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

PRINCIPAL HOLDERS OF SECURITIES  . . . . . . . . . . . . . . . . . . . . .  11

CALCULATION OF PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . . . .  11

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

                              INVESTMENT OBJECTIVE AND POLICIES

         The following information supplements the information set forth in the prospectus under the captions "DFA INTERNATIONAL VALUE PORTFOLIO III-INVESTMENT OBJECTIVE AND POLICIES" and "U.S. LARGE CAP VALUE PORTFOLIO III-INVESTMENT OBJECTIVE AND POLICIES", and applies to the DFA International Value Series (the "International Value Series") and the DFA U.S. Large Cap Value Series (the "Large Cap Value Series") of The DFA Investment Trust Company (the "Trust").

         Because the structure of the International Value Series and the Large Cap Value Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that a Series will include as much as 5% of the voting securities in any issuer.


         The DFA International Value Portfolio III may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Portfolio upon conversion of a convertible debenture will generally be held for so long as the Adviser anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio's investment objective and policies.


                                BROKERAGE TRANSACTIONS

    The following table depicts brokerage commissions paid by the Portfolios' corresponding Series.


                                BROKERAGE COMMISSIONS
                 FISCAL YEARS ENDED NOVEMBER 30, 1995, 1994 AND 1993



                                         1995           1994          1993
                                         ----           ----          ----
International Value Series             $542,306       $623,031       $233,355
Large Cap Value Series                  415,802        367,810        134,312


         Portfolio transactions of each Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for all Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by all Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services.

    Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to assets under its management. Brokerage transactions may be placed with securities firms that are affiliated with an affiliate of the Advisor. Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated and the frequency of, and the selection of brokers to effect, such transactions would be fair and reasonable to the Portfolio's shareholders. No commissions were paid to affiliates or affiliates of affiliates during fiscal years 1994 and 1995.

         The over-the-counter market ("OTC") companies eligible for purchase by the Large Cap Value Series are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

         The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade a Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Series can effect transactions at the best available prices

         During the fiscal year 1995, the corresponding Series of the Portfolios paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series as follows:



                                     Value of               Brokerage
                              Securities Transactions      Commissions
                              -----------------------      -----------
International Value Series        $ 34,304,000             $ 85,760
Large Cap Value Series             155,807,866              221,667
Total                             $190,111,866             $307,427



         Neither Portfolio will incur any brokerage or other costs in connection with its purchase or redemption of shares of its corresponding Series, except if a Portfolio receives securities or currencies from the corresponding Series to satisfy the Portfolio's redemption request. (See "REDEMPTION OF SHARES.")

                                INVESTMENT LIMITATIONS

         Each of the Portfolios has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of:
(1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Series are the same as those of the corresponding Portfolio.

         The Portfolios will not:

         (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

         (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

         (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result of more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

         (4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

         (5) borrow, except that the Portfolios may borrow for temporary or emergency purposes or to pay redemptions, amounts not exceeding 33% of a Portfolio's net assets from banks and pledge not more than 33% of such assets to secure such loans;

         (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

         (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

         (8) engage in the business of underwriting securities issued by others;

         (9) invest for the purpose of exercising control over management of any company;

         (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

         (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

         (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

         (13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

         (14) purchase warrants, except that the Portfolios may acquire warrants as a result of corporate actions involving their holdings of equity securities;

         (15) purchase securities on margin or sell short; or

         (16) acquire more than 10% of the voting securities of any issuer and provided that this limitation applies only to 75% of the assets of the U.S. Large Cap Value Portfolio III.

         The investment limitations described in (3), (7), (9), (10), (11),
(12) and (16) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as a Series.

         The investment limitations described in (1) and (15) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

         Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Series, the Portfolios do not intend to lend those shares.

         For purposes of (7) above, pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% or 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

         For the purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

         The International Value Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III (indirectly through their investment in the corresponding Series) have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

         Unless otherwise indicated, all limitations applicable to the Portfolios' and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Series' total assets will not require a Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

                                  FUTURES CONTRACTS

    The International Value Series and the Large Cap Value Series each may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expect to earn income on their margin deposits. Pursuant to current regulations, a Series will not enter into futures contract transactions if immediately thereafter, its margin deposits on open contracts exceed 5% of the market value of its total assets.
In addition, to the extent that a Series invests in futures contracts and options thereon for other than bona fide hedging purposes, no Series will enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the SEC, the Series may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.


         Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Series would continue to be required to continue to make variation margin deposits. In such circumstances, if a Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

         Except for transactions a Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

         In order for a Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Series' annual gross income. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, a Series may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of a Series' fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.

                             MANAGEMENT OF THE PORTFOLIOS

    DFA has undertaken to reimburse each Portfolio to the extent necessary to satisfy the most restrictive expense ratio required by any state in which the particular Portfolio's shares are qualified for sale. Presently, the most restrictive expense limitation is 2.5% on the first $30,000,000 of average annual net assets of the Portfolio, 2.0% of the next $70,000,000 of such assets, and 1.5% of any excess.

                                DIRECTORS AND OFFICERS

    The names and addresses of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS

         David G. Booth, Director*, 49, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Asia Inc., DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company. Chairman and Director, Dimensional Fund Advisors Ltd.


         George M. Constantinides, 48, Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.


         John P. Gould, 57, Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).


    Roger G. Ibbotson, 52, Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).

         Merton H. Miller, 72, Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.


         Myron S. Scholes, 54, Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University (on leave). Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breedon Group of Investment Companies.


    Rex A. Sinquefield, 51, Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.

*Interested Director of the Fund.

OFFICERS

         Each of the officers listed below hold the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.


         Arthur Barlow, 40, Vice President, Santa Monica, CA.


         Truman Clark, 54, Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.


         Maureen Connors, 59, Vice President, Santa Monica, CA.


         Robert Deere, 38, Vice President, Santa Monica, CA.


         Irene R. Diamant, 45, Vice President and Secretary, Santa Monica, CA.


         Eugene Fama, Jr., 35, Vice President, Santa Monica, CA.


         David Plecha, 34, Vice President, Santa Monica, CA.


         George Sands, 40, Vice President, Santa Monica, CA. Managing Director, Asset Strategy Consulting, Los Angeles, CA from 1991 to 1992 and previously Vice President, Wilshire Associates, Santa Monica, CA.


         Michael T. Scardina, 40, Vice President, Chief Financial Officer, Controller and Treasurer, Santa Monica, CA.

         Cem Severoglu, 32, Vice President, Santa Monica, CA.

         Jeanne C. Sinquefield, Ph.D., 49, Executive Vice President, Santa Monica, CA.

         Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

         Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1995, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.



                                  Aggregate          Total Compensation from
                                 Compensation                 Fund
Director                          from Fund              and Fund Complex
                               ----------------     -------------------------
George M. Constantinides          $5,000                   $30,000
John P. Gould                     $5,000                   $30,000
Roger G. Ibbotson                 $5,000                   $30,000
Merton H. Miller                  $4,000                   $24,000
Myron S. Scholes                  $5,000                   $30,000


         Directors and officers as a group own less than 1% of each Portfolio's outstanding stock.

                                  OTHER INFORMATION

         For the services it provides as investment advisor to each Portfolio's corresponding Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal year ended November 30, 1995, the Series paid advisory fees as set forth in the following table:



                                                1995
                                              ---------
International Value Series                    $937,000*
Large Cap Value Series                        $306,000*



*The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.


         The Fund was known as DFA U.S. Large Cap Inc. from February, 1992 until the Fund amended its Articles of Incorporation in April, 1993 to change to its present name. Prior to a February, 1992 amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.


         The shares of each Portfolio, when issued and paid for in accordance with the Portfolios' prospectus, will be fully paid and nonassessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.



         Boston Safe Deposit and Trust Company serves as the custodian for the International Value Series, and PNC Bank, National Association serves as the custodian for DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and U.S. Large Cap Value Series. The custodians maintain a separate account or accounts for the Portfolios and Series; receive, hold and release portfolio securities on account of the Portfolios and Series; make receipts and disbursements of money on behalf of the Portfolios and Series; and collect and receive income and other payments and distributions on account of the Portfolios' and Series' portfolio securities.

         Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Funds' financial statements on an annual basis.


                                  PURCHASE OF SHARES

         The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

         The Fund will accept purchase and redemption orders on each day that the NYSE is open for business. On other days, the Fund will generally be closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

         The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio.


                                 REDEMPTION OF SHARES

         The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

         The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "SEC"), (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

         If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price by a distribution of readily marketable portfolio securities from the Portfolio in lieu of cash. Upon such a determination by both the Board of Directors of the Fund and Board of Trustees of the Trust, a Portfolio may pay the redemption price, in lieu of cash, by a distribution of portfolio securities that the Portfolio receives from the Series to satisfy the Portfolio's redemption request. Any such redemption by the Series and/or the Portfolio would be in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Value Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such currencies to dollars and the value of the currencies may be affected by currency exchange fluctuations.


                           PRINCIPAL HOLDERS OF SECURITIES

         As of January 31, 1996, the following stockholders owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

                        DFA INTERNATIONAL VALUE PORTFOLIO III

              Charles Schwab & Co. Inc.-All REIN*                          100%
              101 Montgomery Street
              San Francisco, CA 94104

                          U.S. LARGE CAP VALUE PORTFOLIO III

              Charles Schwab & Co. Inc.-Cap Gain REIN*                   55.96%
              101 Montgomery Street
              San Francisco, CA 94104

              Charles Schwab & Co. Inc.-All REIN*                        44.04%
              101 Montgomery Street
              San Francisco, CA 94104

             ----------------------
             *Owner of record only.


                           CALCULATION OF PERFORMANCE DATA

         Following are quotations of the annualized percentage total returns for DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III for the period from February 3, 1995 (date of initial investment) through November 30, 1995, using the standardized method of calculation required by the
SEC:


         DFA International Value Portfolio III             12.16%
         U.S. Large Cap Value Portfolio III                41.14%

    As the following formula indicates, each Portfolio and Series determines its annualized total return by finding the annualized total return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC formula:

        n
P(1 + T)  = ERV

where:

         P   = a hypothetical initial payment of $1,000

         T   = annualized compound rate of return

         n   = number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).

         In addition to the standardized method of calculating performance required by the SEC, the Portfolios and Series may disseminate other performance data. Non-standardized return data may be presented over time periods which extend prior to when a Portfolio or its corresponding Series commenced investment operations by using simulated data consistent with the investment policy of the Portfolio and the Series for that portion of the period prior to the initial investment date. The simulated data would exclude the deduction of Portfolio and Series expenses which would otherwise reduce the returns quotations.

                                 FINANCIAL STATEMENTS

         The audited financial statements and financial highlights of DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III for the period from February 3, 1995 (date of initial investment) through November 30, 1995, as set forth in the Fund's annual report to stockholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.



         The audited financial statements of the U.S. Large Cap Value Series and the DFA International Value Series of the Trust for the fiscal year ended November 30, 1995, as set forth in the Trust's annual report to shareholders, are incorporated herein by reference.



    A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of the Statement of Additional Information.

                                        PART C

                                  OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

         PART A:  FINANCIAL HIGHLIGHTS*

         PART B:

              (1)  Statement of Assets and Liabilities*
              (2)  Statement of Operations*
              (3)  Statement of Changes in Net Assets*
              (4)  Financial Highlights*
              (5) Report of Coopers & Lybrand L.L.P., independent accountants, dated January 19, 1996*
              (6)  Notes to Financial Statements*

         (b)  EXHIBITS

              (1)  Form of Articles of Restatement
                   (a) Form of Articles Supplementary
              (2)  Form of By-Laws, as amended
                   EACH OF THE ABOVE IS INCORPORATED HEREIN BY REFERENCE TO:
                   Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                   File Nos.:  33-33980 and 811-6067
                   Filing Date:  December 15, 1995
              (3)  None
              (4)  (i)  Specimen Security of The DFA 6-10 Institutional
                        Portfolio**
                  (ii) Specimen Security of The DFA International Value Portfolio**
                 (iii)  Specimen Security of DFA International Value Portfolio
                        II**
                  (iv)  Specimen Security of U.S. Large Cap Value Portfolio
                        II**
                   (v)  Specimen Security of U.S. Small Cap Value Portfolio
                        II**
                  (vi) Specimen Security of DFA One-Year Fixed Income Portfolio II**
                 (vii) Specimen Security of DFA International Value Portfolio III**
                (viii)  Specimen Security of U.S. Large Cap Value Portfolio
                        III**

                  (ix) Specimen Security of DFA Five-Year Government Portfolio II**
                   (x) Specimen Security of RWB/DFA Two-Year Corporate Fixed Income Portfolio
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                        File Nos.:  33-33980 and 811-6067
                        Filing Date:  December 15, 1995
                  (xi)  Specimen Security of RWB/DFA Two-Year Government
                        Portfolio
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                        File Nos.:  33-33980 and 811-6067
                        Filing Date:  December 15, 1995
                 (xii) Specimen Security of RWB/DFA U.S. High Book-to-Market Portfolio
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                        File Nos.:  33-33980 and 811-6067
                        Filing Date:  December 15, 1995
              (5)  Investment Advisory Agreement**
              (6)  None
              (7)  None
              (8)  Form of Custodian Agreement with Provident National Bank**
                   (i)  Form of Amendment**
                        (a)  Form of Amendment Number One+
                        (b)  Form of Amendment Number Two+
                        (c)  Form of Amendment Number Three+
                        (d)  Form of Amendment Number Four+
                        (e)  Form of Amendment Number Five+
                        (f)  Form of Amendment Number Six
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A File Nos.: 33-33980 and 811-6067
                             Filing Date:  December 15, 1995
              (9)  (i)  Form of Transfer Agency Agreement with Provident
                        Financial Processing Corporation**
                        (a)  Form of Amendment**
                        (b)  Form of Amendment Number One+
                        (c)  Form of Amendment Number Two+
                        (d)  Form of Amendment Number Three+
                        (e)  Form of Amendment Number Four+

                        (f)  Form of Amendment Number Five+
                        (g)  Form of Amendment Number Six
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A File Nos.: 33-33980 and 811-6067
                             Filing Date:  December 15, 1995
                   (ii) Form of Administration and Accounting Services
                        Agreement with Provident Financial Processing Corporation**
                        (a)  Form of Amendment**
                        (b)  Form of Amendment Number One+
                        (c)  Form of Amendment Number Two+
                        (d)  Form of Amendment Number Three+
                        (e)  Form of Amendment Number Four+
                        (f)  Form of Amendment Number Five+
                        (g)  Form of Amendment Number Six
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A File Nos.: 33-33980 and 811-6067
                             Filing Date:  December 15, 1995
                 (iii) Form of Facility Agreement with Dimensional Fund Advisors Inc.**
                  (iv)  Agreement with DFA Securities Inc.**
                   (v)  Form of Shareholders Agreement**
                  (vi) Form of Administration Agreement re The DFA 6-10 Institutional Portfolio**
                 (vii) Form of Administration Agreement re The DFA International Value Portfolio**
                (viii) Form of Administration Agreement re DFA International Value Portfolio II**
                  (ix) Form of Administration Agreement re U.S. Large Cap Value Portfolio II**
                   (x) Form of Administration Agreement re U.S. Small Cap Value Portfolio II**
                  (xi) Form of Administration Agreement re DFA One-Year Fixed Income Portfolio II**
                 (xii) Form of Administration Agreement re DFA International Value Portfolio III**
                (xiii) Form of Administration Agreement re U.S. Large Cap Value Portfolio III**
                 (xiv) Form of Administration Agreement re DFA Five-Year Government Portfolio II**

                  (xv) Form of Administration Agreement re RWB/DFA Two-Year Corporate Fixed Income Portfolio
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                        File Nos.:  33-33980 and 811-6067
                        Filing Date:  December 15, 1995
                 (xvi) Form of Administration Agreement re RWB/DFA Two-Year Government Portfolio
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                        File Nos.:  33-33980 and 811-6067
                        Filing Date:  December 15, 1995
                (xvii) Form of Administration Agreement re RWB/DFA U.S. High Book to Market Portfolio
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                        File Nos.:  33-33980 and 811-6067
                        Filing Date:  December 15, 1995
               (xviii) Form of Client Service Agent Agreement re RWB/DFA Two-Year Corporate Fixed Income Portfolio
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                        File Nos.:  33-33980 and 811-6067
                        Filing Date:  December 15, 1995
                (xix) Form of Client Service Agent Agreement re RWB/DFA Two-Year Government Portfolio
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                        File Nos.:  33-33980 and 811-6067
                        Filing Date:  December 15, 1995
                  (xx) Form of Client Service Agent Agreement re RWB/DFA U.S. High Book to Market Portfolio
                        INCORPORATED HEREIN BY REFERENCE TO:
                        Filing: Post-Effective Amendment No. 12 to the Registration Statement of Registrant on Form N-1A
                        File Nos.:  33-33980 and 811-6067
                        Filing Date:  December 15, 1995

              (10) Opinion of counsel - filed with Registrant's Rule 24f-2
                   Notice on January 29, 1996.
              (11) Consent of Coopers & Lybrand L.L.P.
              (12) Not applicable
              (13) Form of Subscription Agreement under Section 14(a)(3) of
                   Investment Company Act of 1940**
              (14) None
              (15) None
              (16) Not applicable
              (17) Financial Data Schedules
              (18) Not applicable
              (19) (i) Power of Attorney and certified resolution relating thereto**
                  (ii) Power of Attorney re The DFA Investment Trust Company and certified resolution relating thereto**

     *For all series of shares of the Registrant, except RWB/DFA Two-Year Corporate Fixed Income Portfolio, RWB/DFA Two-Year Government Portfolio and RWB/DFA U.S. High Book to Market Portfolio, the audited financial statements were filed electronically via the EDGAR system on January 31, 1996 with the Securities and Exchange Commission (the "SEC") as DIMENSIONAL INVESTMENT GROUP INC. Annual Report to Shareholders for the period ended November 30, 1995 ("Annual Report") pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "1940 Act") and (1) with respect to the financial statements, they are incorporated by reference into the relevant Statements of Additional Information; and (2) with respect to the Financial Highlights, they are incorporated by reference into the relevant Prospectuses.

    **Previously filed with this registration statement and incorporated herein by reference.

    +To be filed by amendment.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
         REGISTRANT

         None

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


               (1)                           (2)

          Title of Class           Number of Record Holders
         (Par Value $.01)           as of February 29, 1996
         ----------------          ------------------------

    The DFA 6-10 Institutional
    Portfolio                                  2

    The DFA International Value
    Portfolio                                 74

    DFA International Value
    Portfolio II                               1

    U.S. Large Cap Value
    Portfolio II                               1

    U.S. Small Cap Value
    Portfolio II                               1

    DFA One-Year Fixed Income
    Portfolio II                               4

    DFA International Value
    Portfolio III                              1

    U.S. Large Cap Value
    Portfolio III                              2


ITEM 27.  INDEMNIFICATION

         Registrant's By-Laws provide the following:

         With respect to the indemnification of the Officers and Directors of the corporation:

              (a) the Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

              (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

              (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

Registrant's Articles of Incorporation provide:

              SEVENTH: (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                        (b) Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         The Series' investment advisor (the "Advisor") was organized in May, 1981. The principal place of business of the Advisor is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. The Advisor is engaged in the business of providing investment advice primarily to institutional investors.

         The business, profession, vocation or employment of a substantial nature in which each director and officer of the Advisor is or has been, during the past two fiscal years, engaged for his own account in the capacity of director, officer, employee, partner or trustee is as follows:

         DIRECTORS

         David G. Booth is President, Chairman-Chief Executive Officer and Director of the Advisor, the Registrant, DFA Securities Inc., DFA Investment Dimensions Group Inc. (registered investment company), Dimensional Fund Advisors Ltd., DFA Australia Pty. Limited (registered investment advisor) and Dimensional Emerging Markets Fund Inc. (registered investment company). Mr. Booth is also Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company).

         Eugene Francis Fama, a Director of the Advisor, is the Robert R. McCormick Distinguished Service Professor of Finance, and has been engaged in teaching and research in finance and economics at the Graduate School of Business, University of Chicago, Chicago, Illinois, since September, 1963. Mr. Fama also is a Director of DFA Securities Inc.

         John Andrew McQuown, a Director of the Advisor, has been self employed since 1974 as an entrepreneur, financier and consultant to major financial institutions. He is also a Director of Chalone Wine Group, Inc., Mortgage Information Corporation, KMV Corporation and Microsource, Inc.

         David Salisbury, a Director of the Advisor, is Chief Executive Officer of Schroder Capital Management International Inc., Joint Chief Executive of Schroder International Management Ltd. and a Director of DFA Securities Inc.

         Rex A. Sinquefield is Chairman-Chief Investment Officer and a Director of the Advisor, the Registrant, DFA Securities Inc., DFA Investment Dimensions Group Inc., DFA Australia Pty. Limited and Dimensional Emerging Markets Fund Inc. Mr. Sinquefield is also Trustee Chairman-Chief Investment Officer of The DFA Investment Trust Companyand Chairman, Chief Executive Officer and Director of DFA Investment Advisors Ltd.

         Lloyd Stockel, a Director of the Advisor, is a private investor and a retired general partner of Goldman Sachs & Co.

         OFFICERS

         Each of the officers listed below holds the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty. Limited, Dimensional Investment Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd. and Dimensional Emerging Markets Fund Inc.

         Arthur Barlow, Vice President.

         Truman Clark, Vice President. Mr. Clark was a consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.

         Maureen Connors, Vice President.

         Robert Deere, Vice President

         Irene R. Diamant, Vice President and Secretary.

         Eugene Fama, Jr., Vice President.

         David Plecha, Vice President.

         George Sands, Vice President. Mr. Sands was a Managing Director of Asset Strategy Consulting in Los Angeles, CA from March 1991 to August 1992 and a Vice President of Wilshire Associates in Santa Monica, CA from 1985 to February 1991.

         Michael T. Scardina, Vice President, Chief Financial Officer, Controller and Treasurer.

         Cem Severoglu, Vice President.

         Jeanne C. Sinquefield, Ph.D., Executive Vice President.

         Each of the persons listed below are officers of the Advisor only.

         Daniel Wheeler, Marketing Officer, Santa Monica, CA.

         David Schneider, Marketing Officer, Santa Monica, CA.

         Lawrence Spieth, Marketing Officer, Santa Monica, CA.

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a)  None.

         (b) Registrant distributes its own shares. It has entered into an agreement, previously filed as Exhibit No. 9(iv) to the Registration Statement, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares. This agreement is subject to the requirements of Section 15(b) of the Investment Company Act of 1940.

         (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         Most accounts and records are maintained by PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. Other records are maintained by Registrant at its business office at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401.

ITEM 31.  MANAGEMENT SERVICES

         Registrant has entered into a Transfer Agency and Dividend Disbursing Agreement and Administration and Accounting Service Agreement with PFPC Inc. which have been filed as Exhibits 9(i) and (ii) to this Registration Statement.

ITEM 32.  UNDERTAKINGS

         (a)  Not applicable.

         (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements for RWB/DFA Two-Year Corporate Fixed Income Portfolio, RWB/DFA Two-Year Government Portfolio and RWB/DFA U.S. High Book to Market Portfolio, which need not be certified, within four to six months from the effective date of the Registration Statement which includes RWB/DFA Two-Year Corporate Fixed Income Portfolio, RWB/DFA Two-Year Government Portfolio and RWB/DFA U.S. High Book to Market Portfolio.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 27th day of March, 1996.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        By:  David G. Booth*
                             -------------------------------
                             David G. Booth
                             President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature                         Title                    Date
     ---------                         -----                    ----

                                 Director and
David G. Booth*                  Chairman-Chief             March 27, 1996
-------------------------        Executive Officer
David G. Booth

                                 Director and
Rex A. Sinquefield*              Chairman-Chief             March 27, 1996
-------------------------        Investment Officer
Rex A. Sinquefield

                                 Chief Financial
Michael T. Scardina*             Officer, Treasurer         March 27, 1996
-------------------------        and Vice President
Michael T. Scardina

George M. Constantinides*        Director                   March 27, 1996
-------------------------
George M. Constantinides

John P. Gould*                   Director                   March 27, 1996
-------------------------
John P. Gould

Roger G. Ibbotson*               Director                   March 27, 1996
-------------------------
Roger G. Ibbotson

Merton H. Miller*                Director                   March 27, 1996
-------------------------
Merton H. Miller

Myron S. Scholes*                Director                   March 27, 1996
-------------------------
Myron S. Scholes

*By: Irene R. Diamant
    ----------------------------
     Irene R. Diamant
     Attorney-in-Fact

(Pursuant to Power of Attorney previously filed on October 3, 1994, with the SEC as Exhibit 17 to Post-Effective Amendment No. 31 to the Registration Statement of DFA Investment Dimensions Group Inc. (File No. 2-73948)).

                                      SIGNATURES

    The DFA Investment Trust Company consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 27th day of March, 1996.

                        THE DFA INVESTMENT TRUST COMPANY

                        By:  David G. Booth*
                             -------------------------------
                             David G. Booth
                             President and
                             Chairman-Chief Executive Officer

The undersigned Trustees and Principal Officers of The DFA Investment Trust Company consent to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc. on the dates indicated.

     Signature                         Title                    Date
     ---------                         -----                    ----

                                  Trustee and
David G. Booth*                   Chairman-Chief           March 27, 1996
-------------------------         Executive Officer
David G. Booth

                                  Trustee and
Rex A. Sinquefield*               Chairman-Chief           March 27, 1996
-------------------------         Investment Officer
Rex A. Sinquefield

                                  Chief Financial
Michael T. Scardina*              Officer, Controller,     March 27, 1996
-------------------------         Treasurer and
Michael T. Scardina               Vice President

George M. Constantinides*         Trustee                  March 27, 1996
-------------------------
George M. Constantinides

John P. Gould*                    Trustee                  March 27, 1996
-------------------------
John P. Gould

Roger G. Ibbotson*                 Trustee                  March 27, 1996
-------------------------
Roger G. Ibbotson

Merton H. Miller*                  Trustee                  March 27, 1996
-------------------------
Merton H. Miller

Myron S. Scholes*                  Trustee                  March 27, 1996
-------------------------
Myron S. Scholes

*By: Irene R. Diamant
    --------------------------
    Irene R. Diamant
    Attorney-in-Fact

(Pursuant to Power of Attorney filed as Exhibit 17 to this Post-Effective Amendment No. 13 to the Registration Statement of Dimensional Investment Group Inc.)

                                    EXHIBIT INDEX


Exhibit No.                  Exhibit
-----------                  -------

99.1                         Power of Attorney of Trustees of The DFA
                             Investment Trust Company

99.B11                       Consent of Coopers & Lybrand L.L.P.

27.1                         Financial Data Schedules